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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-08257
-----------------------------------------------------------------

                          GE INSTITUTIONAL FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  12/31/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                      GE INSTITUTIONAL INTERNATIONAL EQUITY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                        NUMBER OF
                                                                          SHARES         VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCK - 97.2% +

AUSTRALIA - 2.4%
Brambles Ltd.                                                           6,488,204   $    39,398,640
Paladin Energy Ltd.                                                     4,163,008        15,559,173(a)
Telstra Corporation Ltd.                                                3,622,247        11,149,800
                                                                                         66,107,613

BRAZIL - 2.6%
Banco Santander Brasil S.A.                                             1,674,700        22,960,836
Petroleo Brasileiro S.A. ADR                                              540,133        22,896,238
Vale S.A.                                                               1,005,947        24,967,605
                                                                                         70,824,679

CANADA - 3.4%
Kinross Gold Corp.                                                        439,072         8,112,581
Potash Corp of Saskatchewan Inc.                                          423,004        46,155,795
Research In Motion Ltd.                                                   325,214        22,034,579(a)
Suncor Energy Inc.                                                        438,579        15,566,867
                                                                                         91,869,822

CHILE - 0.3%
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                    226,999         8,528,352

CHINA - 0.9%
China Mobile Ltd.                                                       1,179,745        10,976,021
China South Locomotive and Rolling Stock Corp.                         18,790,699        13,721,084
                                                                                         24,697,105

DENMARK - 0.5%
A P Moller - Maersk A/S  (Series B)                                           718         5,049,066
G4S PLC                                                                 1,779,644         7,436,891
                                                                                         12,485,957

FINLAND - 0.4%
Nokia Oyj                                                                 904,330        11,702,765

FRANCE - 13.4%
Alstom S.A.                                                                50,588         3,540,873
AXA S.A.                                                                  995,926        23,402,881
BNP Paribas                                                               873,577        69,348,392(h)
Cie Generale d'Optique Essilor International S.A.                         752,901        45,069,856
Credit Agricole S.A.                                                    2,310,979        40,591,308
Groupe Danone                                                             480,492        29,479,697
Schneider Electric S.A.                                                   169,648        19,741,917
Total S.A.                                                                738,085        47,446,812

Veolia Environnement                                                      872,873        28,796,704
Vinci S.A.                                                                358,925        20,213,988
Vivendi                                                                 1,265,935        37,604,052
                                                                                        365,236,480

GERMANY - 9.8%
Adidas AG                                                                 438,669        23,780,570
Bayer AG                                                                  663,890        53,171,271
Daimler AG (Regd.)                                                        297,407        15,854,226
Deutsche Boerse AG                                                        313,434        25,977,072
E.ON AG                                                                   528,212        22,189,750(h)
Linde AG                                                                  315,899        38,092,066
Metro AG                                                                  365,440        22,337,106
Siemens AG (Regd.)                                                        564,580        51,855,353
ThyssenKrupp AG                                                           325,507        12,246,781
                                                                                        265,504,195

HONG KONG - 0.9%
Esprit Holdings Ltd.                                                    3,702,978        24,565,957

INDIA - 0.6%
Larsen & Toubro Ltd.                                                      436,685        15,719,172

IRELAND - 0.9%
CRH PLC                                                                   912,786        24,970,446

ITALY - 2.8%
ENI S.p.A.                                                              1,004,543        25,602,885
Intesa Sanpaolo S.p.A.                                                  6,893,599        31,047,287
Saipem S.p.A.                                                             244,799         8,455,189
UniCredit S.p.A                                                         3,221,975        10,782,517
                                                                                         75,887,878

JAPAN - 15.8%
Asahi Glass Company Ltd.                                                  669,000         6,366,307
Daiichi Sankyo Company Ltd.                                               590,700        12,393,175
Daikin Industries Ltd.                                                    277,000        10,945,434
Mitsubishi Corp.                                                          497,000        12,384,882
Mitsubishi Estate Company Ltd.                                          2,076,857        33,173,054
Mitsubishi Heavy Industries Ltd.                                        3,761,000        13,270,611
Mitsubishi UFJ Financial Group Inc.                                    10,232,454        50,424,507
Nomura Holdings Inc.                                                   10,318,623        76,769,187
Shiseido Company Ltd.                                                   1,034,216        19,885,142
Sony Financial Holdings Inc.                                               11,091        28,875,950(a)
Sumitomo Metal Industries Ltd.                                         13,648,188        36,702,634
Sumitomo Mitsui Financial Group Inc.                                       82,659         2,372,949
Suzuki Motor Corp.                                                      1,338,975        32,989,121
The Bank of Yokohama Ltd.                                               4,211,607        19,210,914
Toyota Motor Corp.                                                        975,481        41,144,885
Yamada Denki Company Ltd.                                                 487,040        32,870,619
                                                                                        429,779,371

MEXICO - 0.3%
America Movil SAB de C.V. ADR (Series L)                                  175,370         8,238,883

NETHERLANDS - 2.7%
Heineken N.V.                                                             336,338        15,980,512
Koninklijke Ahold N.V.                                                  1,143,562        15,163,376
Koninklijke Philips Electronics N.V.                                    1,398,316        41,367,865
                                                                                         72,511,753

RUSSIA - 0.5%
LUKOIL ADR                                                                 95,071         5,447,568
Mobile Telesystems OJSC ADR                                               194,325         9,500,549
                                                                                         14,948,117

SINGAPORE - 0.3%
CapitaLand Ltd.                                                         2,576,000         7,646,756

SOUTH AFRICA - 0.8%
MTN Group Ltd.                                                          1,395,018        22,252,579

SOUTH KOREA - 1.9%
KB Financial Group Inc.                                                   317,590        16,171,761(a)
Samsung Electronics Company Ltd.                                           49,920        34,231,623
                                                                                         50,403,384

SPAIN - 4.6%
Banco Santander S.A. (Regd.)                                            4,289,992        70,949,990(h)
Iberdrola S.A.                                                          2,203,989        21,137,953
Telefonica S.A.                                                         1,170,694        32,794,021
                                                                                        124,881,964

SWEDEN - 0.7%
Hennes & Mauritz AB (Series B)                                            247,645        13,756,599
Telefonaktiebolaget LM Ericsson  (Series B)                               609,441         5,621,977
                                                                                         19,378,576

SWITZERLAND - 10.7%
ABB Ltd. (Regd.)                                                          990,016        19,089,845(a)
Credit Suisse Group AG (Regd.)                                            529,097        26,229,917
Nestle S.A. (Regd.)                                                     1,561,505        75,836,761
Novartis AG (Regd.)                                                       612,594        33,475,934
Roche Holding AG                                                          527,440        90,260,073
Syngenta AG                                                                98,178        27,744,997
Zurich Financial Services AG                                               82,029        17,945,626
                                                                                        290,583,153

TAIWAN - 1.6%
Taiwan Semiconductor Manufacturing Company Ltd.                        18,047,548        36,374,350
Taiwan Semiconductor Manufacturing Company Ltd. ADR                       583,303         6,672,986
                                                                                         43,047,336

UNITED KINGDOM - 18.4%
BG Group PLC                                                            1,752,636        31,639,219
BHP Billiton PLC                                                        1,649,168        52,564,041(h)
BP PLC                                                                  2,612,086        25,217,279
G4S PLC                                                                 3,708,176        15,539,712
HSBC Holdings PLC                                                       5,766,347        65,770,156
Lloyds Banking Group PLC                                               38,382,688        30,875,213
National Grid PLC                                                       4,500,572        49,112,686
Prudential PLC                                                          3,745,040        38,326,883
Reckitt Benckiser Group PLC                                             1,163,302        62,955,980

Rio Tinto PLC (Regd.)                                                     995,469        53,740,464
Tesco PLC                                                               6,277,981        43,301,040(h)
The Capita Group PLC                                                      538,730         6,512,640
Vodafone Group PLC                                                     11,323,457        26,216,167
                                                                                        501,771,480

TOTAL COMMON STOCK                                                                    2,643,543,773
   (COST $2,489,967,600)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                                         220,226(k)
   (COST $289,770)

TOTAL INVESTMENTS IN SECURITIES                                                       2,643,763,999
   (COST $2,490,257,370)

SHORT-TERM INVESTMENTS - 2.6%
GE Money Market Fund Institutional Class
   0.01%                                                                                 71,560,961(d,n)
   (COST $71,560,961)

TOTAL INVESTMENTS                                                                     2,715,324,960
   (COST $2,561,818,331)

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                  5,015,755
                                                                                    ---------------
NET ASSETS  - 100.0%                                                                $ 2,720,340,715
                                                                                    ===============

OTHER INFORMATION

The GE Institutional International Equity had the following long futures contracts open at December 31, 2009 (unaudited)

                                                                                                   UNREALIZED
                                                       EXPIRATION   NUMBER OF     CURRENT        APPRECIATION/
                    DESCRIPTION                           DATE      CONTRACTS   NOTIONAL VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                         March 2010       462      $ 19,700,023       $292,584
Topix Index Futures                                    March 2010        75         7,286,911         53,004
FTSE 100 Index Futures                                 March 2010       115         9,956,714        136,953
                                                                                                    --------
                                                                                                    $482,541
                                                                                                    ========

The GE Institutional International Equity was invested in the following sectors at December 31, 2009 (unaudited)

                                                PERCENTAGE (BASED
SECTOR                                           ON MARKET VALUE)
-----------------------------------------------------------------
Commercial Banks                                     15.85%
Oil, Gas & Consumable Fuels                           6.97%
Pharmaceuticals                                       6.97%
Metals & Mining                                       6.94%
Chemicals                                             4.44%
Insurance                                             4.00%
Food Products                                         3.88%
Capital Markets                                       3.79%

Industrial Conglomerates                              3.43%
Automobiles                                           3.31%
Food & Staples Retailing                              2.98%
Multi-Utilities                                       2.87%
Semiconductors & Semiconductor Equipment              2.85%
Wireless Telecommunication Services                   2.84%
Short-Term                                            2.64%
Specialty Retail                                      2.62%
Household Products                                    2.32%
Commercial Services & Supplies                        2.30%
Healthcare Equipment & Supplies                       1.66%
Diversified Telecommunication Services                1.62%
Electric Utilities                                    1.60%
Electrical Equipment                                  1.56%
Real Estate Management & Development                  1.50%
Communications Equipment                              1.45%
Media                                                 1.38%
Construction & Engineering                            1.32%
Machinery                                             0.99%
Diversified Financial Services                        0.96%
Construction Materials                                0.92%
Textiles Apparel & Luxury Goods                       0.88%
Personal Products                                     0.73%
Building Products                                     0.64%
Beverages                                             0.59%
Trading Companies & Distributors                      0.45%
Energy Equipment & Services                           0.31%
Professional Services                                 0.24%
Marine                                                0.19%
Other Investments                                     0.01%
                                                    ------
                                                    100.00%
                                                    ======

                     GE INSTITUTIONAL PREMIER GROWTH EQUITY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                       NUMBER OF
                                                                        SHARES         VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCK - 96.2% +

BEVERAGES - 3.8%
PepsiCo, Inc.                                                            161,461   $  9,816,829

BIOTECHNOLOGY - 5.7%
Amgen Inc.                                                               177,607     10,047,228 (a)
Gilead Sciences, Inc.                                                    103,335      4,472,339 (a)
                                                                                     14,519,567

CAPITAL MARKETS - 6.0%
State Street Corp.                                                       184,065      8,014,190 (e)
The Goldman Sachs Group, Inc                                              43,271      7,305,876
                                                                                     15,320,066

CHEMICALS - 3.0%
Monsanto Co.                                                              94,293      7,708,453

COMMERCIAL SERVICES & SUPPLIES - 2.1%
Iron Mountain Inc.                                                       230,853      5,254,214 (a)

COMMUNICATIONS EQUIPMENT - 9.5%
Cisco Systems, Inc.                                                      345,526      8,271,892 (a,h)
QUALCOMM Inc.                                                            245,420     11,353,129
Research In Motion Ltd.                                                   71,043      4,798,244 (a)
                                                                                     24,423,265

DIVERSIFIED FINANCIAL SERVICES - 3.9%
CME Group Inc.                                                            29,709      9,980,739

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.5%
Corning Inc.                                                             313,234      6,048,548
Molex Inc. (Class A)                                                      19,376        370,663
                                                                                      6,419,211

ENERGY EQUIPMENT & SERVICES - 6.2%
Schlumberger Ltd.                                                        142,085      9,248,313
Transocean Ltd.                                                           80,730      6,684,444 (a)
                                                                                     15,932,757

HEALTHCARE EQUIPMENT & SUPPLIES - 2.8%
Medtronic, Inc.                                                          164,690      7,243,066

HEALTHCARE PROVIDERS & SERVICES - 5.8%
Express Scripts, Inc.                                                     64,584      5,583,287 (a)
Lincare Holdings Inc.                                                    148,544      5,513,953 (a)
VCA Antech, Inc.                                                         148,544      3,701,716 (a)
                                                                                     14,798,956

HOTELS RESTAURANTS & LEISURE - 1.5%
Carnival Corp.                                                           119,481      3,786,353 (a)

INSURANCE - 2.3%
AFLAC Inc.                                                               125,939      5,824,679

INTERNET SOFTWARE & SERVICES - 3.4%
Baidu, Inc ADR                                                             7,096      2,918,088 (a)
eBay Inc.                                                                245,420      5,777,187 (a)
                                                                                      8,695,275

IT SERVICES - 9.2%
Paychex, Inc.                                                            171,148      5,243,975
The Western Union Co.                                                    555,425     10,469,761
Visa, Inc. (Class A)                                                      90,418      7,907,958
                                                                                     23,621,694

MACHINERY - 3.0%
Dover Corp.                                                              184,065      7,658,945

MEDIA - 8.3%
Comcast Corp. (Class A)                                                  229,274      3,670,677
DIRECTV  (Class A)                                                       268,025      8,938,634 (a)
Liberty Global, Inc. (Series C)                                          393,964      8,608,113 (a)
                                                                                     21,217,424

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
CB Richard Ellis Group, Inc. (Class A)                                   306,775      4,162,937 (a)

SOFTWARE - 6.3%
Intuit, Inc.                                                             287,400      8,826,054 (a)
Microsoft Corp.                                                          238,962      7,285,951
                                                                                     16,112,005

SPECIALTY RETAIL - 6.4%
Bed Bath & Beyond, Inc.                                                  245,420      9,480,575 (a,h)
Lowe's Companies, Inc.                                                   297,088      6,948,888
                                                                                     16,429,463

WIRELESS TELECOMMUNICATION SERVICES - 2.9%
American Tower Corp. (Class A)                                           171,148      7,395,305 (a)

TOTAL COMMON STOCK                                                                  246,321,203
   (COST $241,907,771)

OTHER INVESTMENTS - 0.1%

GEI Investment Fund                                                                     151,094 (k)
   (COST $198,808)

TOTAL INVESTMENTS IN SECURITIES                                                     246,472,297
   (COST $242,106,579)

SHORT-TERM INVESTMENTS - 4.6%

GE Money Market Fund Institutional Class
   0.01%                                                                             11,828,642 (d,n)
   (COST $11,828,642)

TOTAL INVESTMENTS                                                                   258,300,939
   (COST $253,935,221)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.9)%                                  (2,193,723)
                                                                                   ------------
NET ASSETS  - 100.0%                                                               $256,107,216
                                                                                   ============

The GE Institutional Premier Growth Equity Fund had the following longfutures contracts open at December 31, 2009 (unaudited)

                                                                                                   UNREALIZED
                                                       EXPIRATION   NUMBER OF     CURRENT        APPRECIATION/
                    DESCRIPTION                           DATE      CONTRACTS   NOTIONAL VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
S&P 500 EMini Index Futures                             March 2010      52        $2,887,820        $(10,288)

                       GE INSTITUTIONAL CORE VALUE EQUITY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                          NUMBER OF
                                                                           SHARES         VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCK - 95.4% +

AEROSPACE & DEFENSE - 3.4%
Alliant Techsystems, Inc.                                                     8,345   $    736,613 (a)
Honeywell International Inc.                                                 34,772      1,363,062
ITT Corp.                                                                    26,775      1,331,788
Rockwell Collins, Inc.                                                       19,820      1,097,235
                                                                                         4,528,698

BEVERAGES - 2.8%
Molson Coors Brewing Co. (Class B)                                           18,439        832,705
PepsiCo, Inc.                                                                48,681      2,959,805
                                                                                         3,792,510

BIOTECHNOLOGY - 1.6%
Amgen Inc.                                                                   38,250      2,163,803 (a,h)

CAPITAL MARKETS - 5.0%
Ameriprise Financial, Inc.                                                   38,945      1,511,845
Morgan Stanley                                                               30,600        905,760
State Street Corp.                                                           17,386        756,986 (e)
The Bank of New York Mellon Corp.                                            68,154      1,906,267
The Charles Schwab Corp.                                                     25,036        471,178
The Goldman Sachs Group, Inc                                                  6,954      1,174,113
                                                                                         6,726,149

CHEMICALS - 1.1%
Air Products & Chemicals, Inc.                                                1,739        140,963
Potash Corp of Saskatchewan Inc.                                             11,823      1,282,795
                                                                                         1,423,758

COMMERCIAL BANKS - 0.9%
Regions Financial Corp.                                                      37,554        198,661
US Bancorp                                                                   31,295        704,450
Wells Fargo & Co.                                                            12,170        328,468
                                                                                         1,231,579

COMMUNICATIONS EQUIPMENT - 0.9%
Cisco Systems, Inc.                                                          45,900      1,098,846 (a,h)
Motorola, Inc.                                                               15,648        121,428
                                                                                         1,220,274

COMPUTERS & PERIPHERALS - 5.7%
Hewlett-Packard Co.                                                          54,940      2,829,959
International Business Machines Corp.                                        37,554      4,915,819 (h)
                                                                                         7,745,778

DIVERSIFIED FINANCIAL SERVICES - 3.9%
Bank of America Corp.                                                       177,340      2,670,740
JPMorgan Chase & Co.                                                         61,547      2,564,664
                                                                                         5,235,404

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.7%
AT&T Inc.                                                                    86,931      2,436,676
Verizon Communications Inc.                                                  34,772      1,151,996
                                                                                         3,588,672

ELECTRIC UTILITIES - 2.3%
Edison International                                                         48,681      1,693,125
Entergy Corp.                                                                10,432        853,755
Northeast Utilities                                                          23,645        609,805
                                                                                         3,156,685

ELECTRICAL EQUIPMENT - 1.2%
ABB Ltd. ADR                                                                 83,454      1,593,971 (a)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
Corning Inc.                                                                 63,634      1,228,773

ENERGY EQUIPMENT & SERVICES - 2.6%
Halliburton Co.                                                              53,202      1,600,848
National Oilwell Varco, Inc.                                                 19,125        843,221 (a)
Schlumberger Ltd.                                                            16,343      1,063,766
                                                                                         3,507,835

FOOD & STAPLES RETAILING - 0.3%
CVS Caremark Corp.                                                           13,909        448,009

FOOD PRODUCTS - 2.8%
Archer-Daniels-Midland Co.                                                   13,909        435,491
Kraft Foods Inc. (Class A)                                                   34,077        926,213
McCormick & Company Inc.                                                     44,856      1,620,647
Nestle S.A. ADR                                                              17,386        840,613
                                                                                         3,822,964

HEALTHCARE EQUIPMENT & SUPPLIES - 3.7%
Baxter International Inc.                                                    24,341      1,428,330
Becton Dickinson & Co.                                                       16,691      1,316,252
Boston Scientific Corp.                                                      76,499        688,491 (a)
Covidien PLC                                                                 31,648      1,515,623
                                                                                         4,948,696

HEALTHCARE PROVIDERS & SERVICES - 1.6%
Cardinal Health, Inc.                                                        49,377      1,591,914
McKesson Corp.                                                                8,345        521,563
                                                                                         2,113,477

HOUSEHOLD PRODUCTS - 3.8%
Clorox Co.                                                                    7,998        487,878
Kimberly-Clark Corp.                                                         15,300        974,763
The Procter & Gamble Co.                                                     61,547      3,731,595
                                                                                         5,194,236

INDUSTRIAL CONGLOMERATES - 0.3%
Siemens AG ADR                                                                5,213        478,032

INSURANCE - 5.8%
ACE Ltd.                                                                     39,293      1,980,367
AON Corp.                                                                    22,950        879,903
MetLife, Inc.                                                                45,204      1,597,961
PartnerRe Ltd.                                                               12,509        933,922
Principal Financial Group, Inc.                                              38,250        919,530
Prudential Financial, Inc.                                                   29,209      1,453,440
                                                                                         7,765,123

INTERNET SOFTWARE & SERVICES - 0.2%
AOL Inc.                                                                     10,274        239,179 (a)

IT SERVICES - 1.7%
Accenture PLC                                                                 4,880        202,520
The Western Union Co.                                                       108,838      2,051,596
                                                                                         2,254,116

LIFE SCIENCES TOOLS & SERVICES - 1.0%
Life Technologies Corp.                                                      11,823        617,515 (a)
Thermo Fisher Scientific, Inc.                                               14,952        713,061 (a)
                                                                                         1,330,576

MACHINERY - 2.0%
Deere & Co.                                                                  28,513      1,542,268
Eaton Corp.                                                                  19,125      1,216,732 (h)
                                                                                         2,759,000

MEDIA - 5.6%
Comcast Corp. (Class A)                                                      15,648        250,524
Omnicom Group Inc.                                                           71,284      2,790,769
The Walt Disney Co.                                                          38,250      1,233,563
Time Warner Inc.                                                            113,010      3,293,111
                                                                                         7,567,967

METALS & MINING - 2.6%
Allegheny Technologies Inc.                                                  22,950      1,027,472
Barrick Gold Corp.                                                           20,863        821,585
Freeport-McMoRan Copper & Gold Inc.                                          19,820      1,591,348 (a)
                                                                                         3,440,405

MULTILINE RETAIL - 0.3%
Target Corp.                                                                  7,650        370,031

MULTI-UTILITIES - 1.2%
Dominion Resources, Inc.                                                     43,466      1,691,697

OIL, GAS & CONSUMABLE FUELS - 9.1%
Apache Corp.                                                                 12,866      1,327,385
Chesapeake Energy Corp.                                                       9,736        251,968
Chevron Corp.                                                                33,034      2,543,288
Devon Energy Corp.                                                           26,775      1,967,963
Exxon Mobil Corp.                                                            45,204      3,082,461 (h)
Marathon Oil Corp.                                                           62,590      1,954,060
Occidental Petroleum Corp.                                                   13,909      1,131,497
                                                                                        12,258,622

PAPER & FOREST PRODUCTS - 0.7%
Weyerhaeuser Co.                                                             20,863        900,030

PERSONAL PRODUCTS - 0.2%
Avon Products, Inc.                                                           6,954        219,051

PHARMACEUTICALS - 5.8%
Abbott Laboratories                                                          10,432        563,224
Bristol-Myers Squibb Co.                                                     89,365      2,256,466
Johnson & Johnson                                                            39,988      2,575,627
Merck & Company Inc.                                                          7,650        279,531
Pfizer Inc.                                                                 116,488      2,118,917
                                                                                         7,793,765

ROAD & RAIL - 1.0%
Union Pacific Corp.                                                          22,254      1,422,031

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Intel Corp.                                                                  86,931      1,773,392
Kla-Tencor Corp.                                                              4,520        163,443
Microchip Technology Inc.                                                    19,125        555,773
Nvidia Corp.                                                                 13,909        259,820 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                          76,499        875,149
Texas Instruments Inc.                                                       27,123        706,825
                                                                                         4,334,402

SOFTWARE - 3.5%
Microsoft Corp.                                                             114,749      3,498,697 (h)
Oracle Corp.                                                                 48,681      1,194,632 (h)
                                                                                         4,693,329

SPECIALTY RETAIL - 1.5%
Bed Bath & Beyond, Inc.                                                      25,036        967,141 (a)
Lowe's Companies, Inc.                                                       46,943      1,097,997
                                                                                         2,065,138

TEXTILES APPAREL & LUXURY GOODS - 0.1%
NIKE, Inc. (Class B)                                                          2,782        183,807

TOBACCO - 1.6%
Altria Group, Inc.                                                           17,386        341,287
Philip Morris International Inc.                                             36,511      1,759,465
                                                                                         2,100,752

WIRELESS TELECOMMUNICATION SERVICES - 0.8%
American Tower Corp. (Class A)                                               25,732      1,111,880 (a)

TOTAL COMMON STOCK                                                                     128,650,204
   (COST $111,822,348)

PREFERRED STOCK - 0.1%

DIVERSIFIED FINANCIAL SERVICES - 0.1%
Bank of America Corp.                                                        13,530        201,868 (a)
   (COST $202,950)

EXCHANGE TRADED FUNDS - 1.6%

Financial Select Sector SPDR Fund                                            29,932        430,721 (m)
Industrial Select Sector SPDR Fund                                           61,633      1,712,781 (h,m)

TOTAL EXCHANGE TRADED FUNDS                                                              2,143,502
   (COST $2,281,319)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                                         21,067 (k)
   (COST $27,720)

TOTAL INVESTMENTS IN SECURITIES                                                        131,016,641
   (COST $114,334,337)

SHORT-TERM INVESTMENTS - 1.6%

GE Money Market Fund Institutional Class
   0.01%                                                                                 2,041,029 (d,n)
   (COST $2,041,029)

TOTAL INVESTMENTS                                                                      133,057,670
   (COST $116,375,366)

OTHER ASSETS AND LIABILITIES, NET - 1.3%                                                 1,815,832
                                                                                      ------------
NET ASSETS - 100.0%                                                                   $134,873,502
                                                                                      ============

OTHER INFORMATION

The GE Institutional Core Value Equity Fund had the following long futures contracts open at December 31, 2009 (unaudited):

                                                                                                   UNREALIZED
                                                       EXPIRATION   NUMBER OF      CURRENT        APPRECIATION/
                    DESCRIPTION                           DATE      CONTRACTS   NOTIONAL VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
S&P 500 E Mini Index Futures                           March 2010       25        $1,388,375         $(7,165)

                          GE INSTITUTIONAL U.S. EQUITY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                        NUMBER OF
                                                                         SHARES         VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK - 96.5% +

AEROSPACE & DEFENSE - 2.9%
Alliant Techsystems, Inc.                                                  11,535   $  1,018,194 (a)
CAE, Inc.                                                                 241,737      2,022,257
Hexcel Corp.                                                               67,415        875,047 (a)
Honeywell International Inc.                                               78,115      3,062,108
ITT Corp.                                                                  54,653      2,718,440
Rockwell Collins, Inc.                                                     35,719      1,977,404
United Technologies Corp.                                                  23,009      1,597,055
                                                                                      13,270,505

BEVERAGES - 3.2%
Brown-Forman Corp. (Class B)                                                2,558        137,032
Molson Coors Brewing Co. (Class B)                                         25,486      1,150,948
PepsiCo, Inc.                                                             214,910     13,066,528
                                                                                      14,354,508

BIOTECHNOLOGY - 4.5%
Amgen Inc.                                                                214,597     12,139,752 (a,h)
Gilead Sciences, Inc.                                                     182,049      7,879,081 (a)
                                                                                      20,018,833

CAPITAL MARKETS - 5.5%
Ameriprise Financial, Inc.                                                 53,827      2,089,564
Morgan Stanley                                                             42,293      1,251,873
State Street Corp.                                                        181,079      7,884,180 (e)
The Bank of New York Mellon Corp.                                          94,198      2,634,718
The Charles Schwab Corp.                                                   58,297      1,097,150
The Goldman Sachs Group, Inc                                               56,960      9,617,126
                                                                                      24,574,611

CHEMICALS - 2.4%
Air Products & Chemicals, Inc.                                              2,403        194,787
Monsanto Co.                                                               60,293      4,928,953
Potash Corp of Saskatchewan Inc.                                           16,341      1,772,998
Praxair, Inc.                                                              34,848      2,798,643
The Mosaic Company                                                         14,972        894,278
                                                                                      10,589,659

COMMERCIAL BANKS - 0.5%
Regions Financial Corp.                                                   165,809        877,130
US Bancorp                                                                 43,254        973,648
Wells Fargo & Co.                                                          16,821        453,999
                                                                                       2,304,777

COMMERCIAL SERVICES & SUPPLIES - 0.9%
Corrections Corporation of America                                         82,858      2,034,164 (a)
Iron Mountain Inc.                                                         88,539      2,015,148 (a)
                                                                                       4,049,312

COMMUNICATIONS EQUIPMENT - 6.2%
Cisco Systems, Inc.                                                       464,590     11,122,285 (a,h)
Motorola, Inc.                                                             21,627        167,825
QUALCOMM Inc.                                                             223,541     10,341,007
Research In Motion Ltd.                                                    91,358      6,170,319 (a)
                                                                                      27,801,436

COMPUTERS & PERIPHERALS - 3.8%
Apple Inc.                                                                  3,313        698,579 (a)
Hewlett-Packard Co.                                                       133,594      6,881,427
International Business Machines Corp.                                      74,115      9,701,653
                                                                                      17,281,659

CONSUMER FINANCE - 0.3%
Capital One Financial Corp.                                                35,210      1,349,951

DIVERSIFIED FINANCIAL SERVICES - 4.7%
Bank of America Corp.                                                     474,348      7,143,681
CME Group Inc.                                                             19,314      6,488,538
JPMorgan Chase & Co.                                                      184,455      7,686,240
                                                                                      21,318,459

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
AT&T Inc.                                                                 120,150      3,367,804
Verizon Communications Inc.                                                48,060      1,592,228
                                                                                       4,960,032

ELECTRIC UTILITIES - 1.4%
Edison International                                                       67,283      2,340,103
Entergy Corp.                                                              14,418      1,179,969
FPL Group, Inc.                                                            23,914      1,263,137
Northeast Utilities                                                        65,775      1,696,337
                                                                                       6,479,546

ELECTRICAL EQUIPMENT - 0.7%
ABB Ltd. ADR                                                              115,344      2,203,070 (a,h)
Emerson Electric Co.                                                       18,786        800,284
                                                                                       3,003,354

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
Corning Inc.                                                              139,786      2,699,268

ENERGY EQUIPMENT & SERVICES - 4.0%
Halliburton Co.                                                            73,532      2,212,578
National Oilwell Varco, Inc.                                               26,433      1,165,431 (a)
Schlumberger Ltd.                                                         139,595      9,086,239
Transocean Ltd.                                                            68,173      5,644,724 (a)
                                                                                      18,108,972

FOOD & STAPLES RETAILING - 0.1%
CVS Caremark Corp.                                                         19,224        619,205

FOOD PRODUCTS - 1.4%
Archer-Daniels-Midland Co.                                                 19,224        601,903
Kraft Foods Inc. (Class A)                                                 47,100      1,280,178
McCormick & Company Inc.                                                   87,491      3,161,050
Nestle S.A. ADR                                                            24,030      1,161,850
                                                                                       6,204,981

HEALTHCARE EQUIPMENT & SUPPLIES - 4.4%
Baxter International Inc.                                                  53,188      3,121,072
Becton Dickinson & Co.                                                     26,201      2,066,211
Boston Scientific Corp.                                                   105,732        951,588 (a)
Covidien PLC                                                              157,329      7,534,486
Hologic, Inc.                                                              82,064      1,189,928 (a)
Medtronic, Inc.                                                            52,929      2,327,817
ResMed, Inc.                                                               51,562      2,695,146 (a)
                                                                                      19,886,248

HEALTHCARE PROVIDERS & SERVICES - 2.7%
Aetna Inc.                                                                 34,808      1,103,414 (h)
Cardinal Health, Inc.                                                      68,245      2,200,219
Express Scripts, Inc.                                                      57,569      4,976,840 (a)
McKesson Corp.                                                             11,534        720,875
UnitedHealth Group, Inc.                                                  106,782      3,254,715
                                                                                      12,256,063

HOTELS RESTAURANTS & LEISURE - 0.4%
Carnival Corp.                                                             63,801      2,021,854 (a)

HOUSEHOLD DURABLES - 0.1%
MDC Holdings, Inc.                                                          7,516        233,297

HOUSEHOLD PRODUCTS - 2.3%
Clorox Co.                                                                 11,054        674,294
Kimberly-Clark Corp.                                                       21,146      1,347,212
The Procter & Gamble Co.                                                  136,633      8,284,059
                                                                                      10,305,565

INDUSTRIAL CONGLOMERATES - 0.5%
Siemens AG ADR                                                              7,209        661,065
Textron, Inc.                                                              83,682      1,574,058
                                                                                       2,235,123

INSURANCE - 3.2%
ACE Ltd.                                                                   62,199      3,134,830
AFLAC Inc.                                                                 50,128      2,318,420
AON Corp.                                                                  31,720      1,216,145
MetLife, Inc.                                                              62,478      2,208,597
PartnerRe Ltd.                                                             17,324      1,293,410
Principal Financial Group, Inc.                                            52,866      1,270,899
Prudential Financial, Inc.                                                 59,748      2,973,060
                                                                                      14,415,361

INTERNET SOFTWARE & SERVICES - 1.3%
AOL Inc.                                                                   14,199        330,553 (a)
Baidu, Inc ADR                                                              2,756      1,133,350 (a)
Google Inc. (Class A)                                                       6,867      4,257,403 (a)
                                                                                       5,721,306

IT SERVICES - 3.6%
Accenture PLC                                                               6,728        279,212
Cognizant Technology Solutions Corp. (Class A)                             44,406      2,011,592 (a)
Paychex, Inc.                                                              40,804      1,250,235
The Western Union Co.                                                     410,409      7,736,210
Visa, Inc. (Class A)                                                       57,457      5,025,189
                                                                                      16,302,438

LIFE SCIENCES TOOLS & SERVICES - 0.9%
Life Technologies Corp.                                                    28,150      1,470,274 (a)
Thermo Fisher Scientific, Inc.                                             54,245      2,586,944 (a)
                                                                                       4,057,218

MACHINERY - 1.0%
Deere & Co.                                                                39,410      2,131,687
Eaton Corp.                                                                26,433      1,681,667
Navistar International Corp.                                               18,062        698,096 (a)
                                                                                       4,511,450

MEDIA - 4.0%
Comcast Corp. (Class A)                                                    21,626        346,232
DIRECTV  (Class A)                                                         77,989      2,600,933 (a)
Liberty Global, Inc. (Series C)                                            71,516      1,562,625 (a)
Omnicom Group Inc.                                                        180,329      7,059,880
The Walt Disney Co.                                                        52,866      1,704,928
Time Warner Inc.                                                          156,195      4,551,522
                                                                                      17,826,120

METALS & MINING - 1.6%
Allegheny Technologies Inc.                                                74,388      3,330,351
Barrick Gold Corp.                                                         28,836      1,135,562
Freeport-McMoRan Copper & Gold Inc.                                        32,526      2,611,513 (a)
                                                                                       7,077,426

MULTILINE RETAIL - 1.2%
Kohl's Corp.                                                               16,653        898,096 (a)
Target Corp.                                                               92,132      4,456,425
                                                                                       5,354,521

MULTI-UTILITIES - 0.5%
Dominion Resources, Inc.                                                   60,075      2,338,119

OIL, GAS & CONSUMABLE FUELS - 7.7%
Apache Corp.                                                               30,211      3,116,869
Chesapeake Energy Corp.                                                    13,457        348,267
Chevron Corp.                                                              72,412      5,575,000
Devon Energy Corp.                                                         55,147      4,053,304
Exxon Mobil Corp.                                                         118,731      8,096,267 (h)
Marathon Oil Corp.                                                        170,455      5,321,605
Occidental Petroleum Corp.                                                 40,662      3,307,854
Southwestern Energy Co.                                                    47,911      2,309,310 (a)
Suncor Energy Inc.                                                         65,752      2,321,703
                                                                                      34,450,179

PAPER & FOREST PRODUCTS - 0.3%
Weyerhaeuser Co.                                                           28,836      1,243,985

PERSONAL PRODUCTS - 0.1%
Avon Products, Inc.                                                         9,612        302,778

PHARMACEUTICALS - 2.9%
Abbott Laboratories                                                        14,418        778,428
Bristol-Myers Squibb Co.                                                  207,574      5,241,243
Johnson & Johnson                                                          55,268      3,559,812
Merck & Company Inc.                                                       10,573        386,337
Pfizer Inc.                                                               161,001      2,928,608
                                                                                      12,894,428

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
CB Richard Ellis Group, Inc. (Class A)                                    108,240      1,468,817 (a)

ROAD & RAIL - 0.8%
Union Pacific Corp.                                                        52,799      3,373,856

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
Intel Corp.                                                               317,504      6,477,082
Kla-Tencor Corp.                                                            6,248        225,928
Microchip Technology Inc.                                                  26,433        768,143
Nvidia Corp.                                                               19,224        359,104 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                       105,732      1,209,574
Texas Instruments Inc.                                                     37,487        976,911
                                                                                      10,016,742

SOFTWARE - 4.3%
Intuit, Inc.                                                               68,959      2,117,731 (a)
Microsoft Corp.                                                           504,085     15,369,552 (h)
Oracle Corp.                                                               67,284      1,651,149
                                                                                      19,138,432

SPECIALTY RETAIL - 2.9%
Bed Bath & Beyond, Inc.                                                   130,296      5,033,334 (a,h)
Lowe's Companies, Inc.                                                    307,884      7,201,407
Staples, Inc.                                                              35,091        862,888
                                                                                      13,097,629

TEXTILES APPAREL & LUXURY GOODS - 0.1%
NIKE, Inc. (Class B)                                                        3,845        254,039

TOBACCO - 0.9%
Altria Group, Inc.                                                         24,030        471,709
Philip Morris International Inc.                                           77,051      3,713,088
                                                                                       4,184,797

WIRELESS TELECOMMUNICATION SERVICES - 2.1%
American Tower Corp. (Class A)                                             68,082      2,941,823 (a)
NII Holdings, Inc.                                                        194,942      6,546,152 (a)
                                                                                       9,487,975

TOTAL COMMON STOCK                                                                   433,444,834
   (COST $401,550,040)

PREFERRED STOCK - 0.4%

DIVERSIFIED FINANCIAL SERVICES - 0.4%

Bank of America Corp.                                                     115,036      1,716,337 (a)
   (COST $1,725,540)

EXCHANGE TRADED FUNDS - 1.6%

Financial Select Sector SPDR Fund                                          97,663      1,405,371 (m)
Industrial Select Sector SPDR Fund                                        216,661      6,021,009 (m)

TOTAL EXCHANGE TRADED FUNDS                                                            7,426,380
   (COST $10,127,593)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                                       78,463 (k)
   (COST $103,241)

TOTAL INVESTMENTS IN SECURITIES                                                      442,666,014
   (COST $413,506,414)

SHORT-TERM INVESTMENTS - 1.4%

GE Money Market Fund Institutional Class
   0.01%                                                                               6,151,039 (d,n)
   (COST $6,151,039)

TOTAL INVESTMENTS                                                                    448,817,053
   (COST $419,657,453)

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                 410,281
                                                                                    ------------
NET ASSETS - 100.0%                                                                 $449,227,334
                                                                                    ============

OTHER INFORMATION

The GE Institutional Core Value Equity Fund had the following short futures contracts open at December 31, 2009 (unaudited):

                                                                                                   UNREALIZED
                                                       EXPIRATION   NUMBER OF     CURRENT        APPRECIATION/
                    DESCRIPTION                           DATE      CONTRACTS   NOTIONAL VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
S&P 500 E Mini Index Futures                           March 2010       23        $(1,277,305)        $2,564

                         GE INSTITUTIONAL S&P 500 INDEX

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                             NUMBER OF
                                                                               SHARES       VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCK - 99.7% +

AEROSPACE & DEFENSE - 2.8%
Boeing Co.                                                                       2,800   $   151,564
General Dynamics Corp.                                                           1,500       102,255
Goodrich Corp.                                                                     500        32,125
Honeywell International Inc.                                                     2,850       111,720
ITT Corp.                                                                          700        34,818
L-3 Communications Holdings, Inc.                                                  450        39,127
Lockheed Martin Corp.                                                            1,240        93,434
Northrop Grumman Corp.                                                           1,184        66,126
Precision Castparts Corp.                                                          550        60,693
Raytheon Co.                                                                     1,500        77,280
Rockwell Collins, Inc.                                                             600        33,216
United Technologies Corp.                                                        3,600       249,876
                                                                                           1,052,234

AIR FREIGHT & LOGISTICS - 1.0%
CH Robinson Worldwide, Inc.                                                        600        35,238
Expeditors International of Washington, Inc.                                       800        27,784
FedEx Corp.                                                                      1,200       100,140
United Parcel Service, Inc. (Class B)                                            3,800       218,006
                                                                                             381,168

AIRLINES - 0.1%
Southwest Airlines Co.                                                           2,850        32,575

AUTO COMPONENTS - 0.2%
Johnson Controls, Inc.                                                           2,500        68,100
The Goodyear Tire & Rubber Co.                                                   1,000        14,100 (a)
                                                                                              82,200

AUTOMOBILES - 0.4%
Ford Motor Co.                                                                  12,214       122,140 (a)
Harley-Davidson, Inc.                                                              900        22,680
                                                                                             144,820

BEVERAGES - 2.6%
Brown-Forman Corp. (Class B)                                                       425        22,767
Coca-Cola Enterprises, Inc.                                                      1,200        25,440
Constellation Brands, Inc. (Class A)                                               800        12,744 (a)
Dr Pepper Snapple Group, Inc.                                                    1,000        28,300 (a)
Molson Coors Brewing Co. (Class B)                                                 600        27,096

Pepsi Bottling Group, Inc.                                                         500        18,750
PepsiCo, Inc.                                                                    5,910       359,328
The Coca-Cola Co.                                                                8,800       501,600 (h)
                                                                                             996,025

BIOTECHNOLOGY - 1.5%
Amgen Inc.                                                                       3,876       219,265 (a)
Biogen Idec Inc.                                                                 1,100        58,850 (a)
Celgene Corp.                                                                    1,700        94,656 (a)
Cephalon, Inc.                                                                     240        14,978 (a)
Genzyme Corp.                                                                    1,000        49,010 (a)
Gilead Sciences, Inc.                                                            3,400       147,152 (a)
                                                                                             583,911

BUILDING PRODUCTS - 0.1%
Masco Corp.                                                                      1,400        19,334

CAPITAL MARKETS - 2.7%
Ameriprise Financial, Inc.                                                         960        37,267
E*Trade Financial Corp.                                                          4,900         8,575 (a)
Federated Investors, Inc. (Class B)                                                300         8,250
Franklin Resources, Inc.                                                           550        57,943
Invesco Ltd.                                                                     1,500        35,235
Janus Capital Group, Inc.                                                          600         8,070
Legg Mason, Inc.                                                                   600        18,096
Morgan Stanley                                                                   5,200       153,920
Northern Trust Corp.                                                               900        47,160
State Street Corp.                                                               1,900        82,726 (e)
T Rowe Price Group, Inc.                                                         1,000        53,250
The Bank of New York Mellon Corp.                                                4,541       127,012
The Charles Schwab Corp.                                                         3,600        67,752
The Goldman Sachs Group, Inc                                                     1,946       328,563
                                                                                           1,033,819

CHEMICALS - 2.0%
Abu Dhabi National Energy Co.                                                      300        14,280
Air Products & Chemicals, Inc.                                                     800        64,848
CF Industries Holdings, Inc.                                                       150        13,617
Eastman Chemical Co.                                                               300        18,072
Ecolab Inc.                                                                        900        40,122
EI Du Pont de Nemours & Co.                                                      3,503       117,946
FMC Corp.                                                                          300        16,728
International Flavors & Fragrances Inc.                                            300        12,342
Monsanto Co.                                                                     2,086       170,531
PPG Industries, Inc.                                                               600        35,124
Praxair, Inc.                                                                    1,150        92,356
Sigma-Aldrich Corp.                                                                500        25,265
The Dow Chemical Co.                                                             4,394       121,406
                                                                                             742,637

COMMERCIAL BANKS - 2.7%
BB&T Corp.                                                                       2,600        65,962
Comerica Inc.                                                                      550        16,263
Fifth Third Bancorp                                                              3,119        30,410
First Horizon National Corp.                                                       878        11,765 (a)
Huntington Bancshares Inc.                                                       2,278         8,315
Keycorp                                                                          3,400        18,870
M&T Bank Corp.                                                                     300        20,067

Marshall & Ilsley Corp.                                                          1,498         8,164
PNC Financial Services Group, Inc.                                               1,714        90,482
Regions Financial Corp.                                                          4,573        24,191
SunTrust Banks, Inc.                                                             1,900        38,551
US Bancorp                                                                       7,306       164,458
Wells Fargo & Co.                                                               19,458       525,171
Zions Bancorporation                                                               400         5,132
                                                                                           1,027,801

COMMERCIAL SERVICES & SUPPLIES - 0.5%
Avery Dennison Corp.                                                               400        14,596
Cintas Corp.                                                                       500        13,025
Iron Mountain Inc.                                                                 700        15,932 (a)
Pitney Bowes Inc.                                                                  800        18,208
Republic Services, Inc.                                                          1,200        33,972
RR Donnelley & Sons Co.                                                            800        17,816
Stericycle, Inc.                                                                   300        16,551 (a)
Waste Management, Inc.                                                           1,870        63,225
                                                                                             193,325

COMMUNICATIONS EQUIPMENT - 2.6%
Cisco Systems, Inc.                                                             21,900       524,286 (a,h)
Harris Corp.                                                                       500        23,775
JDS Uniphase Corp.                                                                 850         7,013 (a)
Juniper Networks, Inc.                                                           2,000        53,340 (a)
Motorola, Inc.                                                                   8,861        68,761
QUALCOMM Inc.                                                                    6,400       296,064
Tellabs, Inc.                                                                    1,600         9,088 (a)
                                                                                             982,327

COMPUTERS & PERIPHERALS - 5.9%
Apple Inc.                                                                       3,434       724,093 (a)
Dell Inc.                                                                        6,700        96,212 (a)
EMC Corp.                                                                        7,662       133,855 (a)
Hewlett-Packard Co.                                                              9,028       465,032
International Business Machines Corp.                                            4,991       653,322 (h)
Lexmark International, Inc. (Class A)                                              300         7,794 (a)
NetApp, Inc.                                                                     1,300        44,707 (a)
QLogic Corp.                                                                       500         9,435 (a)
SanDisk Corp.                                                                      900        26,091 (a)
Sun Microsystems, Inc.                                                           2,950        27,642 (a)
Teradata Corp.                                                                     700        22,001 (a)
Western Digital Corp.                                                              800        35,320 (a)
                                                                                           2,245,504

CONSTRUCTION & ENGINEERING - 0.2%
Fluor Corp.                                                                        680        30,627
Jacobs Engineering Group, Inc.                                                     500        18,805 (a)
Quanta Services, Inc.                                                              700        14,588 (a)
                                                                                              64,020

CONSTRUCTION MATERIALS - 0.1%
Vulcan Materials Co.                                                               500        26,335

CONSUMER FINANCE - 0.8%
American Express Co.                                                             4,500       182,340 (h)
Capital One Financial Corp.                                                      1,769        67,823
Discover Financial Services                                                      2,050        30,155
SLM Corp.                                                                        1,800        20,286 (a)
                                                                                             300,604

CONTAINERS & PACKAGING - 0.2%
Ball Corp.                                                                         400        20,680
Bemis Company Inc.                                                                 400        11,860
Owens-Illinois, Inc.                                                               600        19,722 (a)
Pactiv Corp.                                                                       500        12,070 (a)
Sealed Air Corp.                                                                   600        13,116
                                                                                              77,448

DISTRIBUTORS - 0.1%
Genuine Parts Co.                                                                  600        22,776

DIVERSIFIED CONSUMER SERVICES - 0.2%
Apollo Group, Inc. (Class A)                                                       500        30,290 (a)
DeVry, Inc.                                                                        200        11,346
H&R Block Inc.                                                                   1,300        29,406
                                                                                              71,042

DIVERSIFIED FINANCIAL SERVICES - 4.3%
Bank of America Corp.                                                           37,707       567,867 (h)
Citigroup Inc.                                                                  74,113       245,314
CME Group Inc.                                                                     255        85,667
IntercontinentalExchange, Inc.                                                     295        33,128 (a)
JPMorgan Chase & Co.                                                            14,967       623,675
Leucadia National Corp.                                                            700        16,653 (a)
Moody's Corp.                                                                      700        18,760
NYSE Euronext                                                                    1,000        25,300
The NASDAQ OMX Group Inc.                                                          500         9,910 (a)
                                                                                           1,626,274

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.9%
AT&T Inc.                                                                       22,431       628,741 (h)
CenturyTel, Inc.                                                                 1,132        40,990
Frontier Communications Corp.                                                    1,200         9,372
Qwest Communications International Inc.                                          5,917        24,911
Verizon Communications Inc.                                                     10,866       359,991
Windstream Corp.                                                                 1,718        18,881
                                                                                           1,082,886

ELECTRIC UTILITIES - 2.0%
Allegheny Energy, Inc.                                                             600        14,088
American Electric Power Comapny Inc.                                             1,840        64,014
Duke Energy Corp.                                                                5,008        86,188
Edison International                                                             1,200        41,736
Entergy Corp.                                                                      700        57,288
Exelon Corp.                                                                     2,550       124,618
FirstEnergy Corp.                                                                1,131        52,535
FPL Group, Inc.                                                                  1,600        84,512
Northeast Utilities                                                                700        18,053
Pepco Holdings, Inc.                                                               700        11,795
Pinnacle West Capital Corp.                                                        400        14,632

PPL Corp.                                                                        1,400        45,234
Progress Energy, Inc.                                                            1,075        44,086
The Southern Co.                                                                 3,000        99,960
                                                                                             758,739

ELECTRICAL EQUIPMENT - 0.5%
Emerson Electric Co.                                                             2,900       123,540
First Solar, Inc.                                                                  180        24,372 (a)
Rockwell Automation, Inc.                                                          500        23,490
Roper Industries Inc.                                                              300        15,711 (a)
                                                                                             187,113

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
Agilent Technologies, Inc.                                                       1,355        42,100 (a)
Amphenol Corp. (Class A)                                                           700        32,326
Corning Inc.                                                                     6,000       115,860
FLIR Systems, Inc.                                                                 600        19,632 (a)
Jabil Circuit, Inc.                                                                800        13,896
Molex Inc.                                                                         550        11,853
                                                                                             235,667

ENERGY EQUIPMENT & SERVICES - 1.8%
Baker Hughes Inc.                                                                1,170        47,362
BJ Services Co.                                                                  1,100        20,460
Cameron International Corp.                                                        900        37,620 (a)
Diamond Offshore Drilling, Inc.                                                    270        26,573
FMC Technologies, Inc.                                                             500        28,920 (a)
Halliburton Co.                                                                  3,445       103,660
Nabors Industries Ltd.                                                           1,100        24,079 (a)
National Oilwell Varco, Inc.                                                     1,600        70,544 (a)
Rowan Companies, Inc.                                                              400         9,056
Schlumberger Ltd.                                                                4,600       299,414
Smith International, Inc.                                                        1,000        27,170
                                                                                             694,858

FOOD & STAPLES RETAILING - 2.7%
Costco Wholesale Corp.                                                           1,700       100,589
CVS Caremark Corp.                                                               5,381       173,322
Safeway Inc.                                                                     1,600        34,064
SUPERVALU, Inc.                                                                    789        10,028
Sysco Corp.                                                                      2,200        61,468
The Kroger Co.                                                                   2,400        49,272
Walgreen Co.                                                                     3,800       139,536
Wal-Mart Stores, Inc.                                                            8,100       432,945
Whole Foods Market, Inc.                                                           600        16,470 (a)
                                                                                           1,017,694

FOOD PRODUCTS - 1.6%
Archer-Daniels-Midland Co.                                                       2,408        75,393
Campbell Soup Co.                                                                  700        23,660
ConAgra Foods, Inc.                                                              1,600        36,880
Dean Foods Co.                                                                     600        10,824 (a)
General Mills, Inc.                                                              1,200        84,972
HJ Heinz Co.                                                                     1,200        51,312
Hormel Foods Corp.                                                                 300        11,535
Kellogg Co.                                                                      1,000        53,200
Kraft Foods Inc. (Class A)                                                       5,626       152,915
McCormick & Company Inc.                                                           500        18,065

Sara Lee Corp.                                                                   2,506        30,523
The Hershey Co.                                                                    600        21,474
The JM Smucker Co.                                                                 500        30,875
Tyson Foods, Inc. (Class A)                                                      1,200        14,724
                                                                                             616,352

GAS UTILITIES - 0.2%
EQT CORP.                                                                          500        21,960
Nicor Inc.                                                                         200         8,420
Questar Corp.                                                                      700        29,099
                                                                                              59,479

HEALTHCARE EQUIPMENT & SUPPLIES - 2.0%
Baxter International Inc.                                                        2,300       134,964
Becton Dickinson & Co.                                                             900        70,974
Boston Scientific Corp.                                                          5,839        52,551 (a)
CareFusion Corp.                                                                   687        17,182 (a)
CR Bard, Inc.                                                                      350        27,265
DENTSPLY International Inc.                                                        600        21,102
Hospira, Inc.                                                                      600        30,600 (a)
Intuitive Surgical, Inc.                                                           140        42,465 (a)
Medtronic, Inc.                                                                  4,200       184,716
St Jude Medical, Inc.                                                            1,300        47,814 (a)
Stryker Corp.                                                                    1,100        55,407
Varian Medical Systems, Inc.                                                       500        23,425 (a)
Zimmer Holdings, Inc.                                                              790        46,697 (a)
                                                                                             755,162

HEALTHCARE PROVIDERS & SERVICES - 2.1%
Aetna Inc.                                                                       1,700        53,890
AmerisourceBergen Corp.                                                          1,088        28,364
Cardinal Health, Inc.                                                            1,375        44,330
CIGNA Corp.                                                                      1,100        38,797
Coventry Health Care, Inc.                                                         600        14,574 (a)
DaVita Inc.                                                                        400        23,496 (a)
Express Scripts, Inc.                                                            1,000        86,450 (a)
Humana Inc.                                                                        600        26,334 (a)
Laboratory Corporation of America Holdings                                         400        29,936 (a)
McKesson Corp.                                                                   1,044        65,250
Medco Health Solutions, Inc.                                                     1,788       114,271 (a)
Patterson Companies, Inc.                                                          400        11,192 (a)
Quest Diagnostics Inc.                                                             600        36,228
Tenet Healthcare Corp.                                                           1,600         8,624 (a)
UnitedHealth Group, Inc.                                                         4,400       134,112
WellPoint, Inc.                                                                  1,700        99,093 (a)
                                                                                             814,941

HEALTHCARE TECHNOLOGY - 0.0%*
IMS Health Inc.                                                                    688        14,489

HOTELS RESTAURANTS & LEISURE - 1.5%
Carnival Corp.                                                                   1,700        53,873 (a)
Darden Restaurants, Inc.                                                           550        19,288
International Game Technology                                                    1,200        22,524
Marriott International, Inc. (Class A)                                             911        24,825
McDonald's Corp.                                                                 4,089       255,317
Starbucks Corp.                                                                  2,800        64,568 (a)
Starwood Hotels & Resorts Worldwide, Inc.                                          700        25,599

Wyndham Worldwide Corp.                                                            727        14,664
Wynn Resorts Ltd.                                                                  300        17,469 (a)
Yum! Brands, Inc.                                                                1,800        62,946
                                                                                             561,073

HOUSEHOLD DURABLES - 0.4%
Black & Decker Corp.                                                               200        12,966
DR Horton, Inc.                                                                  1,100        11,957
Fortune Brands, Inc.                                                               600        25,920
Harman International Industries, Inc.                                              300        10,584
Leggett & Platt, Inc.                                                              600        12,240
Lennar Corp. (Class A)                                                             600         7,662
Newell Rubbermaid Inc.                                                           1,115        16,736
Pulte Homes, Inc.                                                                1,287        12,870
Whirlpool Corp.                                                                    271        21,859
                                                                                             132,794

HOUSEHOLD PRODUCTS - 2.5%
Clorox Co.                                                                         500        30,500
Colgate-Palmolive Co.                                                            1,900       156,085
Kimberly-Clark Corp.                                                             1,600       101,936
The Procter & Gamble Co.                                                        11,095       672,690
                                                                                             961,211

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
Constellation Energy Group, Inc.                                                   700        24,619
The AES Corp.                                                                    2,600        34,606 (a)
                                                                                              59,225

INDUSTRIAL CONGLOMERATES - 2.3%
General Electric Co.                                                            40,600       614,278 (a,h)
Textron, Inc.                                                                    1,100        20,691
3M Co.                                                                           2,700       223,209
                                                                                             858,178

INSURANCE - 2.4%
AFLAC Inc.                                                                       1,800        83,250
American International Group, Inc.                                                 531        15,919 (a)
AON Corp.                                                                        1,000        38,340
Assurant, Inc.                                                                     400        11,792
Chubb Corp.                                                                      1,300        63,934
Cincinnati Financial Corp.                                                         638        16,741
Genworth Financial, Inc. (Class A)                                               1,700        19,295 (a)
Hartford Financial Services Group, Inc.                                          1,500        34,890
Lincoln National Corp.                                                           1,122        27,915
Loews Corp.                                                                      1,405        51,072
Marsh & McLennan Companies, Inc.                                                 2,000        44,160
MetLife, Inc.                                                                    3,121       110,327
Principal Financial Group, Inc.                                                  1,200        28,848
Prudential Financial, Inc.                                                       1,800        89,568
The Allstate Corp.                                                               2,000        60,080
The Progressive Corp.                                                            2,600        46,774
The Travelers Companies, Inc.                                                    2,076       103,509
Torchmark Corp.                                                                    300        13,185
Unum Group                                                                       1,346        26,274
XL Capital Ltd.                                                                  1,300        23,829
                                                                                             909,702

INTERNET & CATALOG RETAIL - 0.6%
Amazon.com, Inc.                                                                 1,267       170,437 (a)
Expedia, Inc.                                                                      800        20,568 (a)
priceline.com Inc.                                                                 160        34,960 (a)
                                                                                             225,965

INTERNET SOFTWARE & SERVICES - 2.1%
Akamai Technologies, Inc.                                                          700        17,731 (a)
eBay Inc.                                                                        4,300       101,222 (a)
Google Inc. (Class A)                                                              916       567,902 (a)
VeriSign, Inc.                                                                     800        19,392 (a)
Yahoo! Inc.                                                                      4,500        75,510 (a)
                                                                                             781,757

IT SERVICES - 1.6%
Affiliated Computer Services, Inc. (Class A)                                       400        23,876 (a)
Automatic Data Processing, Inc.                                                  1,900        81,358
Cognizant Technology Solutions Corp. (Class A)                                   1,100        49,830 (a)
Computer Sciences Corp.                                                            600        34,518 (a)
Fidelity National Information Services, Inc.                                     1,300        30,472
Fiserv, Inc.                                                                       600        29,088 (a)
Mastercard Inc. (Class A)                                                          365        93,433
Paychex, Inc.                                                                    1,200        36,768
SAIC, Inc.                                                                       1,200        22,728 (a)
The Western Union Co.                                                            2,750        51,837
Total System Services, Inc.                                                        738        12,745
Visa, Inc. (Class A)                                                             1,700       148,682
                                                                                             615,335

LEISURE EQUIPMENT & PRODUCTS - 0.1%
Eastman Kodak Co.                                                                1,100         4,642
Hasbro, Inc.                                                                       450        14,427
Mattel, Inc.                                                                     1,400        27,972
                                                                                              47,041

LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Technologies Corp.                                                            685        35,778 (a)
Millipore Corp.                                                                    200        14,470 (a)
PerkinElmer, Inc.                                                                  500        10,295
Thermo Fisher Scientific, Inc.                                                   1,600        76,304 (a)
Waters Corp.                                                                       400        24,784 (a)
                                                                                             161,631

MACHINERY - 1.6%
Caterpillar Inc.                                                                 2,400       136,776
Cummins Inc.                                                                       800        36,688
Danaher Corp.                                                                      950        71,440
Deere & Co.                                                                      1,600        86,544
Dover Corp.                                                                        700        29,127
Eaton Corp.                                                                        600        38,172
Flowserve Corp.                                                                    200        18,906
Illinois Tool Works Inc.                                                         1,500        71,985
PACCAR Inc.                                                                      1,425        51,685
Pall Corp.                                                                         400        14,480
Parker Hannifin Corp.                                                              650        35,022
Snap-On Inc.                                                                       200         8,452
The Stanley Works                                                                  300        15,453
                                                                                             614,730

MEDIA - 2.9%
CBS Corp. (Class B)                                                              2,650        37,233
Comcast Corp. (Class A)                                                         10,988       185,258
DIRECTV  (Class A)                                                               3,600       120,060 (a)
Gannett Company Inc.                                                               900        13,365
Interpublic Group of Companies, Inc.                                             1,900        14,022 (a)
Meredith Corp.                                                                     100         3,085
News Corp. (Class A)                                                             8,500       116,365
Omnicom Group Inc.                                                               1,200        46,980
Scripps Networks Interactive, Inc. (Class A)                                       400        16,600
The McGraw-Hill Companies, Inc.                                                  1,200        40,212
The New York Times Co. (Class A)                                                   500         6,180
The Walt Disney Co.                                                              7,100       228,975
The Washington Post Co. (Class B)                                                   20         8,792
Time Warner Cable Inc.                                                           1,299        53,766
Time Warner Inc.                                                                 4,483       130,635
Viacom, Inc. (Class B)                                                           2,250        66,893 (a)
                                                                                           1,088,421

METALS & MINING - 1.1%
AK Steel Holding Corp.                                                             400         8,540
Alcoa Inc.                                                                       3,584        57,774
Allegheny Technologies Inc.                                                        400        17,908
Cliffs Natural Resources Inc.                                                      500        23,045
Freeport-McMoRan Copper & Gold Inc.                                              1,674       134,405 (a)
Newmont Mining Corp.                                                             1,900        89,889
Nucor Corp.                                                                      1,200        55,980
Titanium Metals Corp.                                                              300         3,756
United States Steel Corp.                                                          580        31,970
                                                                                             423,267

MULTILINE RETAIL - 0.8%
Big Lots, Inc.                                                                     300         8,694 (a)
Family Dollar Stores, Inc.                                                         500        13,915
JC Penney Company Inc.                                                             900        23,949
Kohl's Corp.                                                                     1,200        64,716 (a)
Macy's, Inc.                                                                     1,682        28,190
Nordstrom, Inc.                                                                    600        22,548
Sears Holdings Corp.                                                               229        19,110 (a)
Target Corp.                                                                     2,900       140,273
                                                                                             321,395

MULTI-UTILITIES - 1.4%
Ameren Corp.                                                                       900        25,155
Centerpoint Energy, Inc.                                                         1,500        21,765
CMS Energy Corp.                                                                   900        14,094
Consolidated Edison, Inc.                                                        1,000        45,430
Dominion Resources, Inc.                                                         2,300        89,516
DTE Energy Co.                                                                     600        26,154
Integrys Energy Group, Inc.                                                        294        12,345
NiSource Inc.                                                                    1,047        16,103
PG&E Corp.                                                                       1,400        62,510
Public Service Enterprise Group Inc.                                             1,900        63,175
SCANA Corp.                                                                        400        15,072
Sempra Energy                                                                      950        53,181

TECO Energy, Inc.                                                                  800        12,976
Wisconsin Energy Corp.                                                             400        19,932
Xcel Energy, Inc.                                                                1,815        38,514
                                                                                             515,922

OFFICE ELECTRONICS - 0.1%
Xerox Corp.                                                                      3,400        28,764

OIL, GAS & CONSUMABLE FUELS - 9.6%
Anadarko Petroleum Corp.                                                         1,874       116,975
Apache Corp.                                                                     1,262       130,201
Cabot Oil & Gas Corp.                                                              400        17,436
Chesapeake Energy Corp.                                                          2,400        62,112
Chevron Corp.                                                                    7,614       586,202
ConocoPhillips                                                                   5,616       286,809
Consol Energy Inc.                                                                 700        34,860
Denbury Resources, Inc.                                                            900        13,320 (a)
Devon Energy Corp.                                                               1,678       123,333
El Paso Corp.                                                                    2,783        27,357
EOG Resources, Inc.                                                                950        92,435
Exxon Mobil Corp.                                                               18,016     1,228,511 (h)
Hess Corp.                                                                       1,150        69,575
Marathon Oil Corp.                                                               2,682        83,732
Massey Energy Co.                                                                  300        12,603
Murphy Oil Corp.                                                                   700        37,940
Noble Energy, Inc.                                                                 700        49,854
Occidental Petroleum Corp.                                                       3,100       252,185
Peabody Energy Corp.                                                             1,000        45,210
Pioneer Natural Resources Co.                                                      400        19,268
Range Resources Corp.                                                              600        29,910
Southwestern Energy Co.                                                          1,300        62,660 (a)
Spectra Energy Corp.                                                             2,454        50,332
Sunoco, Inc.                                                                       400        10,440
Tesoro Corp.                                                                       500         6,775
The Williams Companies Inc.                                                      2,300        48,484
Valero Energy Corp.                                                              2,100        35,175
XTO Energy Inc.                                                                  2,257       105,018
                                                                                           3,638,712

PAPER & FOREST PRODUCTS - 0.3%
International Paper Co.                                                          1,675        44,856
MeadWestvaco Corp.                                                                 700        20,041
Weyerhaeuser Co.                                                                   845        36,453
                                                                                             101,350

PERSONAL PRODUCTS - 0.3%
Avon Products, Inc.                                                              1,600        50,400
Mead Johnson Nutrition Co. (Class A)                                               746        32,600 (a)
The Estee Lauder Companies Inc. (Class A)                                          400        19,344
                                                                                             102,344

PHARMACEUTICALS - 6.4%
Abbott Laboratories                                                              5,900       318,541 (h)
Allergan, Inc.                                                                   1,200        75,612
Bristol-Myers Squibb Co.                                                         6,576       166,044
Eli Lilly & Co.                                                                  3,900       139,269 (h)
Forest Laboratories, Inc.                                                        1,100        35,321 (a)
Johnson & Johnson                                                               10,468       674,244 (h)

King Pharmaceuticals, Inc.                                                         966        11,853 (a)
Merck & Company Inc.                                                            11,575       422,951
Mylan Inc.                                                                       1,200        22,116 (a)
Pfizer Inc.                                                                     30,692       558,287 (h)
Watson Pharmaceuticals, Inc.                                                       400        15,844 (a)
                                                                                           2,440,082

PROFESSIONAL SERVICES - 0.1%
Dun & Bradstreet Corp.                                                             200        16,874
Equifax Inc.                                                                       500        15,445
Monster Worldwide, Inc.                                                            500         8,700 (a)
Robert Half International Inc.                                                     600        16,038
                                                                                              57,057

REAL ESTATE INVESTMENT TRUSTS (REIT'S) - 1.2%
Apartment Investment & Management Co. (Class A) (REIT)                             605         9,632
AvalonBay Communities, Inc. (REIT)                                                 345        28,328
Boston Properties, Inc. (REIT)                                                     500        33,535
Developers Diversified Realty Corp. (REIT)                                          36           333
Equity Residential (REIT)                                                        1,000        33,780
HCP, Inc. (REIT)                                                                 1,100        33,594
Health Care REIT, Inc. (REIT)                                                      500        22,160
Host Hotels & Resorts, Inc. (REIT)                                               2,457        28,673
Kimco Realty Corp. (REIT)                                                        1,400        18,942
Plum Creek Timber Company, Inc. (REIT)                                             600        22,656
ProLogis (REIT)                                                                  1,900        26,011
Public Storage (REIT)                                                              490        39,911
Simon Property Group, Inc. (REIT)                                                1,050        83,790
Ventas, Inc. (REIT)                                                                600        26,244
Vornado Realty Trust (REIT)                                                        636        44,482
                                                                                             452,071

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%*
CB Richard Ellis Group, Inc. (Class A)                                             900        12,213 (a)

ROAD & RAIL - 1.0%
Burlington Northern Santa Fe Corp.                                                 950        93,689
CSX Corp.                                                                        1,500        72,735
Norfolk Southern Corp.                                                           1,400        73,388
Ryder System, Inc.                                                                 200         8,234
Union Pacific Corp.                                                              1,890       120,771
                                                                                             368,817

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
Advanced Micro Devices, Inc.                                                     2,400        23,232 (a)
Altera Corp.                                                                     1,200        27,156
Analog Devices, Inc.                                                             1,100        34,738
Applied Materials, Inc.                                                          5,200        72,488
Broadcom Corp. (Class A)                                                         1,600        50,320 (a)
Intel Corp.                                                                     21,000       428,400 (h)
Kla-Tencor Corp.                                                                   600        21,696
Linear Technology Corp.                                                            800        24,432
LSI Corp.                                                                        2,500        15,025 (a)
MEMC Electronic Materials, Inc.                                                    900        12,258 (a)
Microchip Technology Inc.                                                          700        20,342
Micron Technology, Inc.                                                          3,000        31,680 (a)
National Semiconductor Corp.                                                       800        12,288
Novellus Systems, Inc.                                                             400         9,336 (a)

Nvidia Corp.                                                                     2,100        39,228 (a)
Teradyne, Inc.                                                                     700         7,511 (a)
Texas Instruments Inc.                                                           4,800       125,088
Xilinx, Inc.                                                                     1,000        25,060
                                                                                             980,278

SOFTWARE - 4.3%
Adobe Systems Inc.                                                               2,000        73,560 (a)
Autodesk, Inc.                                                                     900        22,869 (a)
BMC Software, Inc.                                                                 700        28,070 (a)
CA, Inc.                                                                         1,450        32,567
Citrix Systems, Inc.                                                               700        29,127 (a)
Compuware Corp.                                                                  1,000         7,230 (a)
Electronic Arts, Inc.                                                            1,200        21,300 (a)
Intuit, Inc.                                                                     1,200        36,852 (a)
McAfee, Inc.                                                                       600        24,342 (a)
Microsoft Corp.                                                                 29,300       893,357 (h)
Novell, Inc.                                                                     1,400         5,810 (a)
Oracle Corp.                                                                    14,807       363,364
Red Hat, Inc.                                                                      700        21,630 (a)
Salesforce.com, Inc.                                                               400        29,508 (a)
Symantec Corp.                                                                   3,059        54,726 (a)
                                                                                           1,644,312

SPECIALTY RETAIL - 2.0%
Abercrombie & Fitch Co. (Class A)                                                  300        10,455
AutoNation, Inc.                                                                   468         8,962 (a)
AutoZone, Inc.                                                                     120        18,968 (a)
Bed Bath & Beyond, Inc.                                                          1,000        38,630 (a)
Best Buy Company Inc.                                                            1,250        49,325
GameStop Corp. (Class A)                                                           600        13,164 (a)
Home Depot, Inc.                                                                 6,500       188,045
Lowe's Companies, Inc.                                                           5,600       130,984
Ltd Brands, Inc.                                                                 1,026        19,740
Office Depot, Inc.                                                               1,100         7,095 (a)
O'Reilly Automotive, Inc.                                                          500        19,060 (a)
RadioShack Corp.                                                                   500         9,750
Ross Stores, Inc.                                                                  500        21,355
Staples, Inc.                                                                    2,850        70,082
The Gap Inc.                                                                     1,862        39,009
The Sherwin-Williams Co.                                                           400        24,660
Tiffany & Co.                                                                      500        21,500
TJX Companies, Inc.                                                              1,600        58,480
                                                                                             749,264

TEXTILES APPAREL & LUXURY GOODS - 0.5%
Coach, Inc.                                                                      1,200        43,836
NIKE, Inc. (Class B)                                                             1,500        99,105
Polo Ralph Lauren Corp. (Class A)                                                  200        16,196
VF Corp.                                                                           350        25,634
                                                                                             184,771

THRIFTS & MORTGAGE FINANCE - 0.1%
Hudson City Bancorp, Inc.                                                        1,900        26,087
People's United Financial, Inc.                                                  1,200        20,040
                                                                                              46,127

TOBACCO - 1.5%
Altria Group, Inc.                                                               7,900       155,077 (h)
Lorillard, Inc.                                                                    616        49,422
Philip Morris International Inc.                                                 7,200       346,968
Reynolds American Inc.                                                             600        31,782
                                                                                             583,249

TRADING COMPANIES & DISTRIBUTORS - 0.1%
Fastenal Co.                                                                       500        20,820
WW Grainger, Inc.                                                                  250        24,207
                                                                                              45,027

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
American Tower Corp. (Class A)                                                   1,500        64,815 (a)
MetroPCS Communications, Inc.                                                      900         6,867 (a)
Sprint Nextel Corp. (Series 1)                                                  11,101        40,630 (a)
                                                                                             112,312

TOTAL COMMON STOCK                                                                        37,767,956
   (COST $44,352,559)

OTHER INVESTMENTS - 0.1%

GEI Investment Fund                                                                           29,341 (k)
   (COST $38,607)

TOTAL INVESTMENTS IN SECURITIES                                                           37,797,297
   (COST $44,391,166)

SHORT-TERM INVESTMENTS - 1.9%

SHORT-TERM INVESTMENTS - 1.7%

GE Money Market Fund Institutional Class
   0.01%                                                                                     646,784 (d,n)

                                                                             PRINCIPAL
                                                                              AMOUNT
----------------------------------------------------------------------------------------------------
Money Market Obligation Trust                                     12/31/30    $ 10,775        10,775 (s)
   0.17%

U.S. GOVERNMENT - 0.2%

U.S.Treasury Bill
   0.03%                                                          11/03/10      75,000        74,998 (d)

TOTAL SHORT-TERM INVESTMENTS                                                                 732,557
   (COST $732,552)

TOTAL INVESTMENTS                                                                         38,529,854
   (COST $45,123,718)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.7)%                                         (662,181)
                                                                                         -----------
NET ASSETS  - 100.0%                                                                     $37,867,673
                                                                                         ===========

OTHER INFORMATION

The GE Institutional S&P 500 Index had the following long futures contracts open at December 31, 2009 (unaudited)

                                                                                                   UNREALIZED
                                                       EXPIRATION   NUMBER OF     CURRENT        APPRECIATION/
                    DESCRIPTION                           DATE      CONTRACTS   NOTIONAL VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
S&P 500 E Mini Index Futures                           March 2010       15         $833,025          $10,091

                          GE INSTITUTIONAL INCOME FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                          PRINCIPAL
                                                                            AMOUNT         VALUE
---------------------------------------------------------------------------------------------------
BONDS AND NOTES - 90.4% +

U.S. TREASURIES - 19.3%
U.S. Treasury Bonds
   4.50%                                           08/15/39              $12,946,900   $ 12,653,575
U.S. Treasury Notes
   0.02%                                           11/30/11                9,171,400      9,111,575 (d)
   0.05%                                           01/31/11                1,316,700      1,320,815 (d)
   1.00%                                           10/31/11               11,802,000     11,791,378 (d)
   1.25%                                           11/30/10                  239,700        241,385
   1.75%                                           08/15/12                2,300,700      2,315,618
   2.13%                                           11/30/14               19,215,700     18,760,864
   3.38%                                           11/15/19               13,969,600     13,437,079 (h)
   4.50%                                           11/15/10                   54,000         55,879
                                                                                         69,688,168

AGENCY MORTGAGE BACKED - 22.2%
Federal Home Loan Mortgage Corp.
   4.50%                                           06/01/33 - 02/01/35       104,059        104,261 (h)
   5.00%                                           07/01/35                  438,241        450,644 (h)
   5.50%                                           05/01/20 - 04/01/39     5,674,139      5,985,038 (h)
   6.00%                                           04/01/17 - 11/01/37     3,327,049      3,541,245 (h)
   6.50%                                           05/01/29 - 10/01/33        10,955         11,837 (h)
   7.00%                                           10/01/16 - 08/01/36       273,106        299,825 (h)
   7.50%                                           09/01/12 - 09/01/33        34,489         38,545 (h)
   8.00%                                           11/01/30                   40,902         46,961 (h)
   8.50%                                           04/01/30 - 05/01/30        66,577         77,068 (h)
   9.00%                                           12/01/16                    2,827          3,136 (h)
   9.50%                                           04/01/21                      242            271 (h)
Federal National Mortgage Assoc.
   4.00%                                           05/01/19 - 06/01/19       394,192        402,858 (h)
   4.50%                                           05/01/18 - 12/01/34     1,706,922      1,756,802 (h)
   5.00%                                           07/01/20 - 05/01/39     2,635,804      2,713,776 (h)
   5.47%                                           04/01/37                   23,310         24,406 (i)
   5.50%                                           03/01/14 - 12/01/38    22,452,232     23,608,387 (h)
   5.50%                                           10/01/24                   75,837         77,448 (h,i)
   5.81%                                           03/01/37                   24,174         25,364 (i)
   6.00%                                           02/01/14 - 11/01/39    17,420,183     18,599,800 (h)
   6.50%                                           07/01/17 - 08/01/36       729,889        786,914 (h)
   7.00%                                           08/01/13 - 02/01/34       131,196        142,734 (h)
   7.50%                                           08/01/13 - 03/01/34       365,400        411,189 (h)
   8.00%                                           12/01/12 - 11/01/33       177,560        203,044 (h)
   8.50%                                           05/01/31                    9,706         11,195 (h)
   9.00%                                           04/01/16 - 12/01/22        18,600         20,477 (h)

   4.50%                                           TBA                     1,020,000      1,018,088 (c)
   5.00%                                           TBA                     1,083,000      1,131,735 (c)
   5.50%                                           TBA                       425,000        445,664 (c)
   6.00%                                           TBA                    10,361,000     10,998,447 (c)
   6.50%                                           TBA                     3,472,000      3,718,297 (c)
   7.00%                                           TBA                       480,000        525,975 (c)
Government National Mortgage Assoc.
   4.50%                                           08/15/33 - 09/15/34       527,498        531,539 (h)
   5.00%                                           08/15/33                  143,521        148,727 (h)
   6.00%                                           04/15/27 - 09/15/36       732,964        783,519 (h)
   6.50%                                           04/15/19 - 09/15/36       601,297        644,355 (h)
   7.00%                                           03/15/12 - 10/15/36       268,160        291,900 (h)
   7.50%                                           01/15/23 - 10/15/33        97,972        110,489 (h)
   8.00%                                           02/15/30 - 09/15/30         1,941          2,232 (h)
   8.50%                                           10/15/17                   11,816         12,917 (h)
   9.00%                                           11/15/16 - 12/15/21        75,738         84,317 (h)
   5.50%                                           TBA                       255,000        267,112 (c)
                                                                                         80,058,538

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%
Collateralized Mortgage Obligation Trust (Class B)
   9.24%                                           11/01/18                    1,175            880 (d,f,h,o)
Federal Home Loan Mortgage Corp.
   0.00%                                           11/15/37                  659,761        535,993 (g,h,q)
   0.17%                                           09/25/43                1,886,125         20,764 (g,h,i,q)
   4.50%                                           01/15/14 - 03/15/19       471,372         37,109 (g,h,q)
   5.00%                                           03/15/11 - 12/01/34       807,772         64,510 (g,h,q)
   5.00%                                           05/15/38                  311,241        306,512 (h)
   5.50%                                           04/15/17 - 06/15/33       447,550         75,208 (g,h,q)
   7.50%                                           01/15/16                   17,068         17,399 (h)
   7.50%                                           07/15/27                   15,740          3,009 (g,h,q)
   8.00%                                           04/15/20                      419            452 (h)
   8.00%                                           02/01/23 - 07/01/24        14,261          3,198 (g,h,q)
   0.62%                                           09/15/34                  326,144        246,987 (d,f)
Federal Home Loan Mortgage Corp. REMIC
   6.01%                                           12/15/39                  923,395         96,668 (g,i,q)
   6.36%                                           05/15/36                2,611,962        356,447 (g,i,q)
   6.97%                                           02/15/36                2,134,626        311,399 (g,i,q)
   7.47%                                           04/15/36                2,340,895        336,504 (g,i,q)
Federal Home Loan Mortgage STRIPS
   9.46%                                           08/01/27                    3,524          2,827 (d,f,h)
Federal National Mortgage Assoc.
   1.20%                                           12/25/42                  405,895         19,391 (g,h,i,q)
   4.50%                                           05/25/18                   97,898          2,654 (g,h,q)
   4.75%                                           11/25/14                    5,801              4 (g,h,q)
   5.00%                                           08/25/17 - 02/25/32       806,111         98,401 (g,h,q)
   5.00%                                           10/25/35 - 08/25/38       795,723        780,918 (h)
   5.50%                                           01/25/33                  374,422        385,967
   6.77%                                           10/25/29                  407,700         39,842 (g,h,i,q)
   7.27%                                           05/25/18                  487,337         55,990 (g,h,i,q)
   7.37%                                           09/25/42                1,114,979        210,341 (g,h,i,q)
   7.47%                                           08/25/16                  136,130          7,878 (g,h,i,q)
   16.10%                                          03/25/31                  332,980        376,698 (h,i)
Federal National Mortgage Assoc. (Class 1)
   1.35%                                           11/01/34                  185,816        153,948 (d,f,h)
   4.50%                                           09/01/35 - 01/01/36     2,196,256        451,468 (g,q)
   5.00%                                           05/25/38                  657,861        119,836 (g,q)

Federal National Mortgage Assoc. (Class 2)
   4.50%                                           08/01/35                  641,477        151,416 (g,q)
   5.00%                                           08/01/34 - 03/25/38       593,462        116,907 (g,q)
   5.50%                                           12/01/33                  159,520         35,134 (g,h,q)
   7.50%                                           11/01/23                  100,190         16,122 (g,h,q)
   8.00%                                           08/01/23 - 07/01/24        30,692          7,173 (g,h,q)
   8.50%                                           03/01/17 - 07/25/22         2,901            593 (g,h,q)
   9.00%                                           05/25/22                      992            245 (g,h,q)
Federal National Mortgage Assoc. (Class B)
   6.69%                                           12/25/22                      989            917 (d,f,h)
Federal National Mortgage Assoc. (Class H)
   5.00%                                           10/25/22                  153,389         16,473 (g,h,q)
Federal National Mortgage Assoc. (Class K)
   1008.00%                                        05/25/22                       17            393 (g,h,q)
Federal National Mortgage Assoc. REMIC
   6.01%                                           01/25/40                3,447,958        387,142 (g,i,q)
   6.31%                                           07/25/36                3,031,623        372,881 (g,i,q)
   6.42%                                           06/25/36                1,442,318        194,375 (g,i,q)
Government National Mortgage Assoc.
   6.17%                                           05/20/39                2,175,049        240,626 (g,i,q)
   6.27%                                           01/20/37                3,339,444        323,525 (g,i,q)
                                                                                          6,983,124

ASSET BACKED - 3.3%
Avis Budget Rental Car Funding AESOP LLC (Class A)
   0.35%                                           04/20/11                1,333,333      1,322,707 (b,i)
Bear Stearns Asset Backed Securities Trust (Class A)
   0.60%                                           01/25/34                   34,238         22,554 (i)
Capital One Auto Finance Trust
   0.23%                                           04/15/12                  426,231        425,193 (h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
   0.73%                                           03/25/32                   30,547         18,043 (h,i)
Countrywide Asset-Backed Certificates
   1.09%                                           05/25/33                    1,286            742 (i)
   5.31%                                           08/25/35                  750,000        690,530 (i)
Countrywide Asset-Backed Certificates (Class 2)
   0.83%                                           06/25/33                      555            424 (i)
Countrywide Asset-Backed Certificates (Class A)
   0.79%                                           08/25/32                    7,165          3,479 (h,i)
   1.03%                                           03/25/33                   38,517         28,603 (i)
Discover Card Master Trust I (Class A)
   0.56%                                           06/16/15                  210,000        197,404 (i)
Discover Card Master Trust I (Class B) (Series 2)
   0.41%                                           05/15/12                  340,000        325,520 (i)
First Franklin Mortgage Loan Asset Backed Certificates (Class M)
   0.68%                                           03/25/35                2,000,000      1,756,742 (i)
GMAC Mortgage Corp Loan Trust (Class 2)
   0.41%                                           08/25/35                  697,559        180,167 (i)
GSAMP Trust
   0.34%                                           05/25/36                  221,502        181,631 (b,i)
   0.38%                                           12/25/35                   21,313         20,847 (i)
Hertz Vehicle Financing LLC
   4.26%                                           03/25/14                4,000,000      3,986,175 (b)
Indymac Residential Asset Backed Trust (Class M)
   2.23%                                           04/25/47                  133,000            309 (h,i,o)
Mid-State Trust
   7.54%                                           07/01/35                    4,525          4,260 (h,o)

Nissan Auto Lease Trust
   0.30%                                           02/15/13                  527,525        527,082 (i)
Option One Mortgage Loan Trust (Class A)
   1.07%                                           02/25/33                  567,443        389,523 (i)
Residential Asset Mortgage Products Inc. (Class A)
   0.79%                                           06/25/32                    5,790          4,743 (i)
Residential Asset Securities Corp.
   0.73%                                           07/25/32                    9,894          4,802 (h,i)
Residential Asset Securities Corp. (Class A)
   0.81%                                           06/25/33                   10,023          5,018 (i)
Saxon Asset Securities Trust
   5.23%                                           08/25/35                  840,239        728,897 (i)
SLM Student Loan Trust (Class A)
   0.30%                                           06/15/18                   54,539         53,910 (h,i)
Triad Auto Receivables Owner Trust (Class A)
   0.29%                                           02/12/14                1,000,000        968,193 (h,i)
Wachovia Asset Securitization Inc. (Class A)
   0.45%                                           06/25/34                   75,911         38,502 (i,o)
Wells Fargo Home Equity Trust
   3.97%                                           05/25/34                   17,726         17,583 (h,i,o)
                                                                                         11,903,583

CORPORATE NOTES - 35.5%
Abbey National Treasury Services PLC
   3.88%                                           11/10/14                  460,000        461,637 (b)
Abu Dhabi National Energy Co.
   6.25%                                           09/16/19                  200,000        193,730 (b)
Adaro Indonesia PT
   7.63%                                           10/22/19                  100,000         98,875 (b)
AES El Salvador Trust
   6.75%                                           02/01/16                  200,000        177,567 (b)
Air Jamaica Ltd.
   9.38%                                           07/08/15                   17,143         14,914
Alliance One International, Inc.
   10.00%                                          07/15/16                  412,000        432,600 (b)
ALROSA Finance S.A.
   8.88%                                           11/17/14                  200,000        205,750 (b)
AMC Entertainment Inc.
   8.75%                                           06/01/19                  441,000        449,820
American Electric Power Company, Inc. (Series C)
   5.38%                                           03/15/10                  665,000        671,038 (h)
American Tower Corp.
   4.63%                                           04/01/15                  568,000        574,506 (b)
Anheuser-Busch InBev Worldwide Inc.
   5.38%                                           11/15/14                  538,000        569,611 (b)
   7.20%                                           01/15/14                  146,000        165,588 (b)
   7.75%                                           01/15/19                  846,000        990,493 (b)
Apria Healthcare Group Inc.
   11.25%                                          11/01/14                  574,000        629,965 (b)
ARAMARK Corp.
   8.50%                                           02/01/15                  860,000        885,800
Archer-Daniels-Midland Co.
   6.45%                                           01/15/38                  588,000        654,666 (h)
Arcos Dorados BV
   7.50%                                           10/01/19                  100,000         99,125 (b)
Arizona Public Service Co.
   6.25%                                           08/01/16                  290,000        306,600 (h)

AT&T Inc.
   6.40%                                           05/15/38                  550,000        565,218
   6.70%                                           11/15/13                  476,000        537,046
Axtel SAB de C.V.
   9.00%                                           09/22/19                   40,000         41,000 (b)
Banco do Brasil S.A.
   8.50%                                           10/29/49                  500,000        532,500 (b)
Banco Mercantil del Norte S.A.
   6.14%                                           10/13/16                   80,000         77,555 (i)
Banco Nacional de Desenvolvimento Economico e Social
   6.50%                                           06/10/19                  600,000        645,000 (b)
Bank of America Corp.
   5.75%                                           12/01/17                2,045,000      2,094,117 (h)
   6.50%                                           08/01/16                  715,000        768,855
   7.38%                                           05/15/14                  170,000        192,901
Barclays Bank PLC
   5.00%                                           09/22/16                  293,000        299,391
   5.20%                                           07/10/14                  540,000        572,404
Berkshire Hathaway Finance Corp.
   5.00%                                           08/15/13                  312,000        335,495
BlackRock, Inc.
   5.00%                                           12/10/19                  539,000        529,665
Boston Properties LP (REIT)
   5.88%                                           10/15/19                  372,000        373,165
Boston Scientific Corp.
   6.00%                                           01/15/20                  274,000        279,967
Bristol-Myers Squibb Co.
   5.88%                                           11/15/36                  138,000        143,424 (h)
CA, Inc.
   5.38%                                           12/01/19                  388,000        390,177
   6.13%                                           12/01/14                  178,000        196,645
Calpine Corp.
   7.25%                                           10/15/17                  350,000        336,000 (b)
Cantor Fitzgerald LP
   7.88%                                           10/15/19                  386,000        377,761 (b)
Cargill Inc.
   5.20%                                           01/22/13                  125,000        132,543 (b,h)
   6.00%                                           11/27/17                  246,000        262,195 (b,h)
Carolina Power & Light Co.
   5.15%                                           04/01/15                  179,000        192,628 (h)
   5.70%                                           04/01/35                   92,000         91,491 (h)
   6.13%                                           09/15/33                  108,000        113,323 (h)
Case New Holland Inc.
   7.75%                                           09/01/13                  772,000        789,370 (b)
Cenovus Energy Inc.
   4.50%                                           09/15/14                  406,000        419,092 (b)
   6.75%                                           11/15/39                  369,000        402,230 (b)
Centrais Eletricas Brasileiras S.A.
   6.88%                                           07/30/19                  300,000        325,125 (b)
Central American Bank for Economic Integration
   5.38%                                           09/24/14                  410,000        425,375 (b)
CFG Investment SAC
   9.25%                                           12/19/13                  100,000         99,250
Chesapeake Energy Corp.
   7.25%                                           12/15/18                  870,000        876,525
Cincinnati Bell Inc.
   8.25%                                           10/15/17                  731,000        741,965

Citigroup, Inc.
   5.00%                                           09/15/14                  451,000        434,775
   5.13%                                           05/05/14                  526,000        523,533
   6.38%                                           08/12/14                1,270,000      1,329,572
   8.50%                                           05/22/19                  990,000      1,143,205
City National Capital Trust I
   9.63%                                           02/01/40                  391,000        415,285
Clarendon Alumina Production Ltd.
   8.50%                                           11/16/21                  185,000        135,050 (b,h)
CME Group Inc.
   5.40%                                           08/01/13                  303,000        327,002
Comcast Corp.
   6.50%                                           01/15/15                  370,000        414,531
Community Health Systems, Inc.
   8.88%                                           07/15/15                  870,000        900,450 (h)
Consolidated Edison Company of New York Inc.
   5.85%                                           04/01/18                  794,000        850,491
   6.65%                                           04/01/19                  294,000        333,158
   7.13%                                           12/01/18                  400,000        462,224
COX Communications Inc.
   6.25%                                           06/01/18                  330,000        351,247 (b)
   7.13%                                           10/01/12                  185,000        205,505 (h)
   7.75%                                           11/01/10                  295,000        308,825 (h)
Credit Suisse
   6.00%                                           02/15/18                1,179,000      1,233,632 (h)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
   7.65%                                           09/07/11                  300,000        252,000
CVS Caremark Corp.
   5.75%                                           06/01/17                  154,000        162,534
   6.13%                                           09/15/39                  554,000        549,069
   6.60%                                           03/15/19                  156,000        170,709
DASA Finance Corp.
   8.75%                                           05/29/18                  630,000        653,625
Diageo Capital PLC
   5.20%                                           01/30/13                  286,000        306,178 (h)
Diageo Finance BV
   3.25%                                           01/15/15                  377,000        374,491
Diamond Offshore Drilling, Inc.
   5.70%                                           10/15/39                  920,000        895,482
Digicel Group Ltd.
   8.25%                                           09/01/17                  100,000         97,500 (b)
DirecTV Financing Company Inc.
   4.75%                                           10/01/14                  776,000        791,005 (b)
   5.88%                                           10/01/19                  452,000        459,727 (b)
Dolphin Energy Ltd.
   5.89%                                           06/15/19                  495,000        499,950 (b)
Dominion Resources, Inc.
   5.20%                                           08/15/19                  359,000        364,598
Dover Corp.
   6.50%                                           02/15/11                  225,000        237,694 (h)
Drummond Company Inc.
   7.38%                                           02/15/16                  546,000        533,715 (b)
   9.00%                                           10/15/14                  399,000        418,451 (b)
Duke Energy Indiana Inc.
   6.35%                                           08/15/38                  431,000        470,853
Dynegy Holdings Inc.
   7.50%                                           06/01/15                  522,000        488,070

Ecopetrol S.A.
   7.63%                                           07/23/19                  119,000        131,911
Embraer Overseas Ltd.
   6.38%                                           01/15/20                  160,000        160,000
Empresa Nacional del Petroleo
   6.25%                                           07/08/19                  300,000        311,912 (b)
Empresas Publicas de Medellin ESP
   7.63%                                           07/29/19                  100,000        110,000 (b)
European Investment Bank
   4.88%                                           01/17/17                  700,000        750,097
Exelon Generation Company LLC
   5.20%                                           10/01/19                  517,000        517,231
   6.25%                                           10/01/39                  462,000        470,700
Export-Import Bank of Korea
   5.88%                                           01/14/15                  100,000        107,311
Gaz Capital S.A.
   8.13%                                           07/31/14                  100,000        106,000 (b)
   9.25%                                           04/23/19                  400,000        446,000
Genworth Financial Inc.
   8.63%                                           12/15/16                  392,000        406,676
Gerdau Holdings Inc.
   7.00%                                           01/20/20                  200,000        205,500 (b)
GlaxoSmithKline Capital Inc.
   4.85%                                           05/15/13                  392,000        420,792
Globo Comunicacao e Participacoes S.A.
   7.25%                                           04/26/22                  205,000        214,225 (b,h)
HCA Inc.
   7.88%                                           02/15/20                  846,000        880,898 (b)
   9.25%                                           11/15/16                  782,000        839,672
HCC Insurance Holdings, Inc.
   6.30%                                           11/15/19                  192,000        195,011
Health Management Associates, Inc.
   6.13%                                           04/15/16                  765,000        717,188
Holcim US Finance Sarl & Cie SCS
   6.00%                                           12/30/19                  300,000        312,267 (b)
Host Hotels & Resorts LP (REIT)
   9.00%                                           05/15/17                  962,000      1,040,162 (b)
HSBC Bank USA N.A.
   4.63%                                           04/01/14                  175,000        182,681 (h)
   7.00%                                           01/15/39                  250,000        280,061
HSBC Finance Corp.
   5.00%                                           06/30/15                1,363,000      1,407,984
   5.70%                                           06/01/11                  784,000        819,056
   6.75%                                           05/15/11                  220,000        232,513 (h)
HSBC Holdings PLC
   6.50%                                           05/02/36                  100,000        104,882 (h)
   6.80%                                           06/01/38                  500,000        542,636
Hutchison Whampoa International 09 Ltd.
   7.63%                                           04/09/19                  100,000        114,907 (b)
Hutchison Whampoa International 09/16 Ltd.
   4.63%                                           09/11/15                  600,000        605,394 (b)
IIRSA Norte Finance Ltd.
   8.75%                                           05/30/24                  280,924        294,970 (b,h)
Illinois Power Co.
   9.75%                                           11/15/18                  534,000        664,013
Indo Integrated Energy BV
   9.00%                                           06/01/12                  100,000        100,954

Industrial Bank Of Korea
   7.13%                                           04/23/14                  100,000        111,829 (b)
Ingles Markets Inc.
   8.88%                                           05/15/17                  740,000        769,600
Inmarsat Finance PLC
   7.38%                                           12/01/17                  600,000        613,500 (b)
Intelsat Subsidiary Holding Company Ltd.
   8.88%                                           01/15/15                  412,000        426,420
Intergas Finance BV
   6.88%                                           11/04/11                  100,000        102,000
Intergen N.V.
   9.00%                                           06/30/17                  729,000        759,982 (b,h)
International Business Machines Corp.
   4.75%                                           11/29/12                  300,000        322,303 (h)
International Paper Co.
   7.50%                                           08/15/21                  778,000        871,726
Inversiones CMPC S.A.
   6.13%                                           11/05/19                  200,000        201,520 (b)
Johnson & Johnson
   5.85%                                           07/15/38                  274,000        295,610
JPMorgan Chase & Co.
   5.13%                                           09/15/14                1,085,000      1,144,418
   6.30%                                           04/23/19                  272,000        299,221
JPMorgan Chase Bank
   5.88%                                           06/13/16                1,113,000      1,167,881 (h)
JPMorgan Chase Capital XXVII
   7.00%                                           11/01/39                  571,000        575,861
Kazakhstan Temir Zholy Finance BV
   6.50%                                           05/11/11                  100,000         98,250
KazMunaiGaz Finance Sub BV
   9.13%                                           07/02/18                  100,000        111,000 (b)
   11.75%                                          01/23/15                  200,000        241,000 (b)
KeyBank NA
   5.80%                                           07/01/14                  576,000        560,629
Korea Hydro & Nuclear Power Company Ltd.
   6.25%                                           06/17/14                  300,000        327,333 (b)
Korea National Oil Corp.
   5.38%                                           07/30/14                  300,000        317,143 (b)
Kreditanstalt fuer Wiederaufbau
   3.50%                                           03/10/14                2,792,000      2,869,252
   4.13%                                           10/15/14                  990,000      1,037,465
   4.50%                                           07/16/18                  640,000        660,913
L-3 Communications Corp.
   5.88%                                           01/15/15                  488,000        487,390
Lincoln National Corp.
   8.75%                                           07/01/19                  635,000        725,554
Majapahit Holding BV
   7.25%                                           10/17/11                  500,000        522,500 (b)
   7.75%                                           10/17/16                  300,000        317,640 (b)
   7.75%                                           01/20/20                  100,000        104,750
Massey Energy Co.
   6.88%                                           12/15/13                  382,000        381,522
McDonald's Corp.
   6.30%                                           03/01/38                  228,000        251,497
MDC-GMTN B.V.
   7.63%                                           05/06/19                  250,000        266,840 (b)

Mead Johnson Nutrition Co.
   4.90%                                           11/01/19                  562,000        557,217 (b)
Merrill Lynch & Company Inc.
   6.05%                                           08/15/12                  289,000        309,586
   6.88%                                           04/25/18                  617,000        664,779
Midamerican Energy Holdings Co.
   6.13%                                           04/01/36                  245,000        250,927 (h)
Morgan Stanley
   5.05%                                           01/21/11                1,545,000      1,602,452
   5.63%                                           09/23/19                  738,000        743,395
   6.00%                                           04/28/15                  333,000        354,719
   7.30%                                           05/13/19                  696,000        781,559
Morgan Stanley (Series F)
   6.63%                                           04/01/18                  300,000        324,350
Munich Re America Corp. (Series B)
   7.45%                                           12/15/26                  235,000        242,055 (h)
Naftogaz Ukraine
   9.50%                                           09/30/14                  100,000         83,946 (r)
National Agricultural Cooperative Federation
   5.00%                                           09/30/14                  344,000        356,532 (b)
NET Servicos de Comunicacao S.A.
   7.50%                                           01/27/20                  200,000        204,000 (b)
Newmont Mining Corp.
   5.13%                                           10/01/19                  290,000        290,135
   6.25%                                           10/01/39                  832,000        832,994
News America Inc.
   5.65%                                           08/15/20                  252,000        262,396 (b)
   6.65%                                           11/15/37                  584,000        616,883
Nexen Inc.
   6.20%                                           07/30/19                  670,000        708,940
   7.50%                                           07/30/39                  436,000        499,850
NGPL Pipeco LLC
   7.12%                                           12/15/17                  305,000        336,559 (b)
Nisource Finance Corp.
   6.13%                                           03/01/22                  380,000        387,809
Noble Group Ltd.
   6.75%                                           01/29/20                  100,000        102,625 (b)
NorthWestern Corp.
   5.88%                                           11/01/14                  412,000        427,361 (h)
NRG Energy, Inc.
   7.38%                                           02/01/16                  780,000        780,975
Odebrecht Finance Ltd.
   7.00%                                           04/21/20                  200,000        202,250 (b)
Oracle Corp.
   5.00%                                           07/08/19                  356,000        367,141
Pacific Gas & Electric Co.
   5.80%                                           03/01/37                  250,000        253,376
Pacific Rubiales Energy Corp.
   8.75%                                           11/10/16                  100,000        105,000 (b)
Pacificorp
   6.00%                                           01/15/39                  500,000        525,480
   6.25%                                           10/15/37                   14,000         15,105
Parker Hannifin Corp.
   5.50%                                           05/15/18                  460,000        484,600
Pemex Finance Ltd.
   9.03%                                           02/15/11                  166,250        171,238 (h)
Petrobras International Finance Co.
   5.75%                                           01/20/20                  400,000        406,915

Petroleos Mexicanos
   4.88%                                           03/15/15                  600,000        597,780 (b)
   8.00%                                           05/03/19                   85,000         98,388
Petroleum Company of Trinidad & Tobago Ltd.
   6.00%                                           05/08/22                  200,000        186,000 (b)
Petronas Capital Ltd.
   5.25%                                           08/12/19                  300,000        300,140 (b)
Petronas Global Sukuk Ltd.
   4.25%                                           08/12/14                  300,000        300,698 (b)
Pfizer Inc.
   6.20%                                           03/15/19                  322,000        357,942
   7.20%                                           03/15/39                  162,000        197,954
Pioneer Natural Resources Co.
   7.50%                                           01/15/20                  667,000        667,303
Plains All American Pipeline LP
   4.25%                                           09/01/12                  535,000        552,111
PNC Funding Corp.
   4.25%                                           09/21/15                  370,000        377,439
Potomac Electric Power Co.
   7.90%                                           12/15/38                  117,000        149,460
Power Sector Assets & Liabilities Management Corp.
   7.39%                                           12/02/24                  100,000        103,000 (b)
President and Fellows of Harvard College
   5.00%                                           01/15/14                  300,000        322,233 (b)
Principal Financial Group, Inc.
   8.88%                                           05/15/19                  244,000        281,459
Prudential Financial, Inc.
   3.63%                                           09/17/12                  184,000        186,722
   5.15%                                           01/15/13                  427,000        449,195
   7.38%                                           06/15/19                  354,000        396,893
Public Service Company of Colorado
   7.88%                                           10/01/12                  405,000        464,695 (h)
QVC Inc.
   7.50%                                           10/01/19                  450,000        459,000 (b)
Qwest Communications International Inc.
   8.00%                                           10/01/15                  374,000        384,285 (b)
RailAmerica, Inc.
   9.25%                                           07/01/17                  695,000        739,306
Republic Services Inc.
   5.25%                                           11/15/21                  388,000        381,492 (b)
   5.50%                                           09/15/19                  256,000        259,956 (b)
Reynolds Group DL Escrow Inc.
   7.75%                                           10/15/16                  903,000        923,318 (b)
Roche Holdings Inc.
   6.00%                                           03/01/19                  804,000        883,476 (b)
Royal Bank of Scotland Group PLC
   6.40%                                           10/21/19                  250,000        249,198
RSHB Capital SA for OJSC Russian Agricultural Bank
   6.97%                                           09/21/16                  100,000         98,250 (i)
Sabine Pass LNG LP
   7.25%                                           11/30/13                  255,000        231,412
   7.50%                                           11/30/16                  350,000        291,375
SBA Telecommunications Inc.
   8.00%                                           08/15/16                  152,000        158,840 (b)
   8.25%                                           08/15/19                  230,000        243,800 (b)
Security Benefit Life Insurance
   8.75%                                           05/15/16                  265,000         66,250 (b)

Simon Property Group LP (REIT)
   6.75%                                           05/15/14                  426,000        453,980
Southern California Edison Co.
   5.50%                                           08/15/18                  527,000        562,575
Southern Copper Corp.
   7.50%                                           07/27/35                  100,000         99,084
Spirit Aerosystems Inc.
   7.50%                                           10/01/17                  374,000        368,390 (b)
Talecris Biotherapeutics Holdings Corp.
   7.75%                                           11/15/16                  100,000        101,500 (b)
Talisman Energy Inc.
   7.75%                                           06/01/19                  380,000        446,275
Target Corp.
   7.00%                                           01/15/38                  287,000        334,857
Teachers Insurance & Annuity Association of America
   6.85%                                           12/16/39                  470,000        485,857 (b)
Teck Resources Ltd.
   10.75%                                          05/15/19                  524,000        626,180
Telecom Italia Capital S.A.
   6.20%                                           07/18/11                  708,000        749,393
   7.18%                                           06/18/19                  496,000        552,972
Telefonica Emisiones SAU
   5.86%                                           02/04/13                  375,000        405,175
Tesoro Corp. (Series B)
   6.63%                                           11/01/15                  922,000        875,900
The Allstate Corp.
   7.45%                                           05/16/19                  256,000        297,426
The Bear Stearns Companies LLC
   6.95%                                           08/10/12                  643,000        718,408 (h)
The Dow Chemical Co.
   5.90%                                           02/15/15                  502,000        539,437
   8.55%                                           05/15/19                  180,000        214,766
The Goldman Sachs Group, Inc.
   6.00%                                           05/01/14                  621,000        679,230
   6.60%                                           01/15/12                   75,000         81,535
   7.50%                                           02/15/19                1,344,000      1,566,839
The Kroger Co.
   6.15%                                           01/15/20                  606,000        648,570
The Potomac Edison Co.
   5.35%                                           11/15/14                  178,000        186,559 (h)
The Procter & Gamble Co.
   5.50%                                           02/01/34                  156,000        159,566
The Royal Bank of Scotland PLC
   4.88%                                           08/25/14                  280,000        283,832 (b)
The Toledo Edison Company
   7.25%                                           05/01/20                  164,000        187,146
The Travelers Companies, Inc.
   5.80%                                           05/15/18                  314,000        334,639
The Williams Companies, Inc.
   7.88%                                           09/01/21                  584,000        669,860
Thermo Fisher Scientific, Inc.
   3.25%                                           11/18/14                  388,000        380,396 (b)
Thomson Reuters Corp.
   5.95%                                           07/15/13                  452,000        494,809
Ticketmaster Entertainment, Inc.
   10.75%                                          08/01/16                1,000,000      1,077,500

Time Warner Cable Inc.
   6.75%                                           07/01/18                  838,000        920,596
   7.50%                                           04/01/14                  358,000        412,480
   8.75%                                           02/14/19                  478,000        582,574
Time Warner Inc.
   5.88%                                           11/15/16                  463,000        499,812
TNK-BP Finance S.A.
   6.13%                                           03/20/12                  200,000        205,000
Transocean Inc.
   6.00%                                           03/15/18                  302,000        322,216
UBS Luxembourg S.A. for OJSC Vimpel Communications
   8.00%                                           02/11/10                  400,000        402,500
Union Electric Co.
   6.70%                                           02/01/19                  636,000        702,176
United Technologies Corp.
   6.13%                                           07/15/38                  153,000        165,754
UPC Germany GmbH
   8.13%                                           12/01/17                  400,000        404,500 (b)
USB Capital XIII Trust
   6.63%                                           12/15/39                  392,000        398,405
Vale Overseas Ltd.
   6.88%                                           11/10/39                   86,000         86,578
Valero Energy Corp.
   6.63%                                           06/15/37                  506,000        474,796
Vedanta Resources PLC
   6.63%                                           02/22/10                  160,000        160,400
   9.50%                                           07/18/18                  100,000        101,500 (b)
Verizon Communications Inc.
   5.25%                                           04/15/13                  260,000        280,272
   6.35%                                           04/01/19                  748,000        825,216
   6.40%                                           02/15/38                  164,000        171,447
   6.90%                                           04/15/38                  300,000        332,503
   8.75%                                           11/01/18                  502,000        627,008
Verizon Global Funding Corp.
   7.25%                                           12/01/10                  429,000        453,357
Verizon Wireless Capital LLC
   5.55%                                           02/01/14                  736,000        798,765
   7.38%                                           11/15/13                  792,000        909,743
VIP Finance Ireland Ltd. for OJSC Vimpel Communications  (Class A)
   8.38%                                           04/30/13                  200,000        211,500 (b)
Virgin Media Finance PLC
   8.38%                                           10/15/19                  400,000        411,500
   9.50%                                           08/15/16                  200,000        214,750
Voto-Votorantim Overseas Trading Operations N.V.
   6.63%                                           09/25/19                  200,000        200,500 (b)
VTB Capital SA for Vneshtorgbank
   6.32%                                           02/04/15                  200,000        198,040 (i)
Walgreen Co.
   5.25%                                           01/15/19                  433,000        459,503
WEA Finance LLC
   6.75%                                           09/02/19                  366,000        392,990 (b)
   7.50%                                           06/02/14                  526,000        591,905 (b)
Westpac Banking Corp.
   4.88%                                           11/19/19                  776,000        765,916
Windstream Corp.
   7.88%                                           11/01/17                1,470,000      1,451,625 (b)
Woodside Finance Ltd.
   4.50%                                           11/10/14                  754,000        760,723 (b)

Wyeth
   5.50%                                           03/15/13                  703,000        764,363
XL Capital Ltd.
   5.25%                                           09/15/14                  847,000        829,485
Xstrata Finance Canada Ltd.
   5.80%                                           11/15/16                  370,947        380,204 (b)
XTO Energy Inc.
   6.38%                                           06/15/38                  241,000        271,272
   6.50%                                           12/15/18                  125,000        142,838
                                                                                        127,951,859

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0%
Banc of America Commercial Mortgage Inc. (Class A)
   5.49%                                           02/10/51                  625,000        527,269
   5.66%                                           06/10/49                  860,000        718,821
Banc of America Commercial Mortgage Inc. (Class C)
   5.70%                                           04/10/49                  300,000         64,839 (h,i,o)
Banc of America Funding Corp.
   5.37%                                           02/20/36                  223,859          7,940 (h,i,o)
   5.60%                                           03/20/36                  204,003         11,140 (h,i,o)
Banc of America Mortgage Securities Inc. (Class B)
   5.16%                                           01/25/36                  212,909         17,953 (h,i,o)
   5.51%                                           02/25/36                  156,240         29,613 (h,i,o)
Bear Stearns Commercial Mortgage Securities
   5.24%                                           12/11/38                  280,000        228,238
   5.33%                                           02/11/44                  480,000        414,228
   5.41%                                           03/11/39                  171,604        174,188 (h,i)
   5.46%                                           03/11/39                  325,000        198,180 (i)
   5.48%                                           10/12/41                  619,000        626,330 (h)
   5.61%                                           06/11/50                  500,000        507,129
   5.69%                                           06/11/50                  690,000        604,148 (i)
   5.72%                                           06/11/40                  340,000        169,954 (i)
   6.21%                                           11/11/17                  430,000        210,930 (i)
Bear Stearns Commercial Mortgage Securities (Class A)
   5.46%                                           04/12/38                  372,000        377,503 (i)
   5.54%                                           10/12/41                  690,000        686,082
   5.92%                                           06/11/50                  300,000        216,605 (i)
Bear Stearns Commercial Mortgage Securities (Class D)
   5.99%                                           09/11/42                  100,000         18,690 (h,i,o)
Citigroup Commercial Mortgage Trust
   5.70%                                           12/10/49                1,000,000        720,854 (i)
Citigroup Commercial Mortgage Trust (Class A)
   5.62%                                           10/15/48                  860,000        819,259
Countrywide Alternative Loan Trust (Class B)
   6.00%                                           08/25/36                   23,404            401 (h,o)
Countrywide Asset-Backed Certificates
   0.51%                                           11/25/35                  198,980        178,280 (i)
Countrywide Commercial Mortgage Trust
   5.46%                                           07/12/46                  950,000        729,457
Credit Suisse Mortgage Capital Certificates
   5.47%                                           09/15/39                  549,000        470,231 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
   5.65%                                           02/25/36                   90,687          6,589 (h,i,o)
CS First Boston Mortgage Securities Corp.
   0.65%                                           07/15/37                3,974,050         56,447 (h,i,o)
   1.40%                                           03/15/35                5,854,726         13,526 (h,i,o)
   5.34%                                           10/25/35                  188,660         15,093 (h,i,o)

Greenwich Capital Commercial Funding Corp.
   5.44%                                           03/10/39                  530,000        468,279
   5.60%                                           12/10/49                1,210,000      1,198,398
GS Mortgage Securities Corp II
   5.56%                                           11/10/39                  520,000        455,283
Impac CMB Trust (Class A)
   0.49%                                           10/25/35                  320,712        181,948 (h,i)
Indymac INDA Mortgage Loan Trust
   5.22%                                           01/25/36                  127,345          1,528 (h,i,o)
Indymac INDA Mortgage Loan Trust (Class B)
   5.22%                                           01/25/36                  127,037          7,158 (h,i,o)
Interstar Millennium Trust (Class A)
   0.65%                                           03/14/36                   43,165         36,270 (i)
JP Morgan Chase Commercial Mortgage Securities Corp.
   5.34%                                           08/12/37                  520,000        513,145 (i)
   5.50%                                           06/12/47                  170,000         75,699 (i)
   5.79%                                           02/12/51                  760,000        662,973 (i)
   5.87%                                           04/15/45                  250,000        240,910 (i)
   6.07%                                           02/12/51                  830,000        652,903
   6.20%                                           02/12/51                  150,000         26,499 (h,i,o)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A)
   5.90%                                           02/12/51                  690,000        499,416 (i)
LB-UBS Commercial Mortgage Trust
   0.67%                                           09/15/39               14,588,315        295,462 (h,i,o)
   0.72%                                           01/18/12                5,479,250         62,289 (h,i,o)
   1.00%                                           01/15/36                2,136,283         96,388 (d,h,o)
   4.95%                                           09/15/30                  310,000        300,392
   5.87%                                           09/15/45                  860,000        754,830 (i)
   6.15%                                           04/15/41                  170,000         99,471
LB-UBS Commercial Mortgage Trust (Class B)
   6.65%                                           07/14/16                   65,000         67,041 (h,o)
LB-UBS Commercial Mortgage Trust (Class F)
   6.24%                                           07/15/40                  260,000         43,472 (h,i,o)
LB-UBS Commercial Mortgage Trust (Class X)
   0.50%                                           12/15/39                3,235,913         37,674 (h,i,o)
MASTR Alternative Loans Trust
   5.00%                                           08/25/18                  163,020         16,042 (g,h,o,q)
MLCC Mortgage Investors Inc.
   5.04%                                           02/25/36                  175,865          6,736 (h,i,o)
Morgan Stanley Capital I
   5.16%                                           10/12/52                  350,000        342,898 (i)
   5.28%                                           12/15/43                  254,000        257,192 (h)
   5.33%                                           12/15/43                  254,000        235,700 (h)
   5.36%                                           11/12/41                1,455,000      1,197,847
   5.39%                                           11/12/41                  694,000        389,777 (h,i)
   5.44%                                           02/12/44                  253,000        250,409 (b,h)
   5.69%                                           04/15/49                1,100,000        926,898 (h,i)
   5.71%                                           07/12/44                  200,000        200,213 (h)
Morgan Stanley Capital I  (Class A)
   1.00%                                           03/12/44                  910,000        877,565 (i)
National RMBS Trust
   0.36%                                           03/20/34                   78,176         74,392 (i)
Puma Finance Ltd. (Class A)
   0.66%                                           10/11/34                   46,962         44,923 (i)
Residential Accredit Loans Inc.
   0.53%                                           03/25/34                   29,049         21,853 (i)
   6.00%                                           01/25/36                  228,494          5,462 (h,o)

Residential Funding Mortgage Securities I
   5.75%                                           01/25/36                  185,402         13,674 (h,o)
Structured Asset Securities Corp. (Class X)
   2.17%                                           02/25/28                   30,385              2 (i,o)
Thornburg Mortgage Securities Trust (Class A)
   0.91%                                           04/25/43                   25,193         21,565 (i)
Wachovia Bank Commercial Mortgage Trust
   5.25%                                           12/15/43                  690,000        666,640
Wachovia Bank Commercial Mortgage Trust (Class A)
   5.99%                                           06/15/45                  170,000        102,403 (i)
WaMu Mortgage Pass Through Certificates
   0.57%                                           01/25/45                  336,719        208,333 (i)
Wells Fargo Mortgage Backed Securities Trust
   5.39%                                           08/25/35                  481,143         25,685 (h,i,o)
   5.50%                                           01/25/36                  188,988         27,608 (h,o)
Wells Fargo Mortgage Backed Securities Trust (Class B)
   5.50%                                           03/25/36                  416,195         85,621 (h,o)
                                                                                         21,596,783

SOVEREIGN BONDS - 1.8%
Democratic Socialist Republic of Sri Lanka
   7.40%                                           01/22/15                  100,000        103,750 (b)
   8.25%                                           10/24/12                  100,000        104,990
Government of Argentina
   2.50%                                           12/31/38                   82,458         28,654
Government of Belize
   4.25%                                           02/20/29                   82,500         45,375 (j)
Government of Brazil
   5.63%                                           01/07/41                  200,000        188,500
   8.00%                                           01/15/18                  288,056        328,671 (h)
Government of Colombia
   6.13%                                           01/18/41                  300,000        278,250
   7.38%                                           03/18/19 - 09/18/37       200,000        222,250
Government of Croatia
   6.75%                                           11/05/19                  200,000        215,415 (b)
Government of Dominican
   9.50%                                           09/27/11                  281,049        292,291
Government of Indonesia
   10.38%                                          05/04/14                  100,000        123,250 (b)
   11.63%                                          03/04/19                  200,000        287,000 (b)
Government of Korea
   5.75%                                           04/16/14                  112,000        122,423
Government of Lebanon
   4.00%                                           12/31/17                   70,550         65,259
Government of Manitoba Canada
   4.90%                                           12/06/16                  260,000        274,991 (h)
Government of Panama
   5.20%                                           01/30/20                  200,000        200,500
   6.70%                                           01/26/36                  260,000        274,300
Government of Peruvian
   6.55%                                           03/14/37                  501,000        521,040
   7.35%                                           07/21/25                  100,000        114,500
Government of Philippines
   6.50%                                           01/20/20                  200,000        216,500
Government of Poland
   6.38%                                           07/15/19                  114,000        123,996
Government of Qatar
   5.25%                                           01/20/20                  300,000        302,250 (b)

Government of Quebec Canada
   7.50%                                           09/15/29                  380,000        478,078
Government of Uruguay
   6.88%                                           09/28/25                  119,154        125,112
Government of Venezuela
   5.38%                                           08/07/10                  498,000        485,550
   10.75%                                          09/19/13                  198,000        174,240
Korea Expressway Corp.
   4.50%                                           03/23/15                  200,000        203,776 (b)
Republic of Ghana
   8.50%                                           10/04/17                  100,000        102,250 (b)
Republic of Lithuania
   6.75%                                           01/15/15                  200,000        203,623 (b)
Republic of the Philippines
   6.38%                                           10/23/34                  100,000         98,000
                                                                                          6,304,784

MUNICIPAL BONDS AND NOTES - 0.4%
American Municipal Power-Ohio Inc.
   6.05%                                           02/15/43                  298,000        279,128
New Jersey State Turnpike Authority
   7.41%                                           01/01/40                1,050,000      1,175,748
                                                                                          1,454,876

TOTAL BONDS AND NOTES                                                                   325,941,715
   (COST $325,627,143)

OTHER INVESTMENTS - 0.3%

GEI Investment Fund                                                                       1,065,974 (k)
   (COST $1,402,597)

TOTAL INVESTMENTS IN SECURITIES                                                         327,007,689
   (COST $327,029,740)

SHORT-TERM INVESTMENTS - 17.0%

GE Money Market Fund Institutional Class
   0.01%                                                                                 61,365,384 (d,n)
   (COST $61,365,384)

TOTAL INVESTMENTS                                                                       388,373,073
   (COST $388,395,124)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (7.7)%                                     (27,732,488)
                                                                                       ------------
NET ASSETS  - 100.0%                                                                   $360,640,585
                                                                                       ============

OTHER INFORMATION

The GE Institutional Income Fund had the following long futures contracts open at December 31, 2009 (unaudited)

                                                                                                   UNREALIZED
                                                       EXPIRATION   NUMBER OF     CURRENT        APPRECIATION/
                    DESCRIPTION                           DATE      CONTRACTS   NOTIONAL VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
2Yr. U.S. Treasury Note Futures                        March 2010       111       $24,005,484       $(33,030)
5Yr. U.S. Treasury Note Futures                        March 2010        27         3,088,336        (50,488)

The GE Institutional Income Fund had the following short futures contracts open at December 31, 2009 (unaudited):

                                                                                                   UNREALIZED
                                                       EXPIRATION   NUMBER OF     CURRENT        APPRECIATION/
                    DESCRIPTION                           DATE      CONTRACTS   NOTIONAL VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
10Yr. U.S. Treasury Notes Futures                      March 2010       160      $(18,472,500)       $211,654
                                                                                                     --------
                                                                                                     $128,136
                                                                                                     ========

                       GE INSTITUTIONAL MONEY MARKET FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                            PRINCIPAL    AMORTIZED
                                                             AMOUNT        COST
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 101.0% +

AGENCY - 9.1%
Fannie Mae
   0.22%                                        02/12/10   $  330,000   $   330,736 (d)
Federal Home Loan Bank
   2.75%                                        03/12/10      300,000       301,474
Freddie Mac
   0.14%                                        02/04/10    1,280,000     1,280,000 (d)
   4.88%                                        02/09/10      130,000       134,101
                                                                          2,046,311

COMMERCIAL PAPER - 23.9%
Allied Irish Banks NA
   0.53%                                        03/03/10      850,000       849,237 (d)
Australia & NZ Banking Group
   0.21%                                        01/07/10      300,000       299,990 (d)
Bank of America Corp.
   0.15%                                        01/08/10      600,000       599,982 (d)
CBA Delaware Finance Inc.
   0.28%                                        06/10/10      600,000       599,253 (d)
Danske Corp.
   0.19%                                        03/15/10    1,000,000       999,615 (b,d)
Eksportfinans ASA
   0.08%                                        01/04/10      580,000       579,996 (d)
Her Majesty Rgt Canada
   0.30%                                        01/21/10      200,000       199,967 (d)
HSBC USA Inc.
   0.10%                                        01/04/10      190,000       189,998 (d)
Nordea North America
   0.23%                                        02/05/10      550,000       549,877 (d)
Societe Generale N Amer
   0.29%                                        05/17/10      500,000       499,452 (d)
                                                                          5,367,367

REPURCHASE AGREEMENTS - 17.3%
Barclays
   0.00%                                        01/04/10    1,290,000     1,290,000 (d)
Deutsche Bank Gov Agcy Repo
   0.01%                                        01/04/10    1,900,000     1,900,000 (d)
HSBC Gov Agcy Repo
   0.01%                                        01/04/10      700,000       700,000 (d)
                                                                          3,890,000

CORPORATE NOTES - 21.7%
Abbey National Treasury Services
   0.66%                                        02/25/10      850,000       850,000 (d)
Bank of Nova Scotia Houston
   0.43%                                        01/15/10      730,000       730,000 (d)
Deutsche Bank Ag NY
   0.78%                                        01/25/10      300,000       300,115 (d)
Freddie Mac
   2.38%                                        05/28/10      700,000       706,002
KFW
   0.33%                                        01/21/10      320,000       320,069 (d)
Procter & Gamble International Fn
   0.29%                                        05/07/10      160,000       160,000 (d)
Rabobank Nederland NY
   0.26%                                        07/23/10      300,000       299,981 (d)
   0.38%                                        04/26/10      500,000       500,000 (d)
Royal Bank of Canada NY
   0.36%                                        01/26/10    1,000,000     1,000,000 (d)
                                                                          4,866,167

TIME DEPOSIT - 4.4%
Bank of Ireland
   0.10%                                        01/04/10      820,000       820,000 (d)
State Street Corp.
   0.01%                                        01/04/10      157,311       157,311 (e)
                                                                            977,311

CERTIFICATES OF DEPOSIT - 24.6%
Australia & NZ Banking Group
   0.35%                                        05/25/10      400,000       400,048 (d)
Banco Bilbao Vizcaya Argentaria NY
   0.22%                                        02/17/10      300,000       300,002 (d)
Bank of Montreal Chicago
   0.19%                                        02/22/10      500,000       500,000 (d)
Barclays Bank PLC NY
   0.70%                                        04/15/10      300,000       300,000 (d)
BNP Paribas NY
   0.20%                                        03/01/10      450,000       450,000 (d)
   0.31%                                        01/14/10      430,000       430,000 (d)
Calyon New York
   0.60%                                        01/05/10      900,000       900,000 (d)
Deutsche Bank Ag NY
   0.50%                                        01/06/10      300,000       300,000 (d)
National Australia Bank NY
   0.18%                                        02/23/10      450,000       450,000 (d)
Svenska Handelsbanken NY
   0.22%                                        02/11/10      750,000       750,009 (d)
Toronto-Dominion Bank NY
   0.33%                                        05/17/10      400,000       400,015 (d)
Westpac Banking Corp NY
   0.30%                                        10/06/10      350,000       349,997 (d)
                                                                          5,530,071

TOTAL SHORT-TERM INVESTMENTS                                             22,677,227
   (COST $22,677,227)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.0)%                        (228,498)
                                                                        -----------
NET ASSETS - 100.0%                                                     $22,448,729
                                                                        ===========

                   GE INSTITUTIONAL STRATEGIC INVESTMENT FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.


                                                                                           NUMBER OF
                                                                                            SHARES       VALUE
-------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY - 31.8% +

AEROSPACE & DEFENSE - 0.7%
Alliant Techsystems, Inc.                                                                     14,370    $ 1,268,440 (a)
Hexcel Corp.                                                                                  71,705        930,730 (a)
Honeywell International Inc.                                                                  15,343        601,446
ITT Corp.                                                                                     23,438      1,165,806
Rockwell Collins, Inc.                                                                         8,746        484,179
                                                                                                          4,450,601

BEVERAGES - 0.8%
Brown-Forman Corp. (Class B)                                                                   1,477         79,123
Molson Coors Brewing Co. (Class B)                                                             8,137        367,467
PepsiCo, Inc.                                                                                 74,763      4,545,591 (h)
                                                                                                          4,992,181

BIOTECHNOLOGY - 1.6%
Amgen Inc.                                                                                    89,522      5,064,259 (a,h)
Gilead Sciences, Inc.                                                                         82,255      3,559,996 (a)
Vertex Pharmaceuticals Inc.                                                                   17,687        757,888 (a)
                                                                                                          9,382,143

CAPITAL MARKETS - 1.9%
Affiliated Managers Group Inc.                                                                13,247        892,185 (a)
Ameriprise Financial, Inc.                                                                    17,184        667,083
Invesco Ltd.                                                                                  30,844        724,526
Morgan Stanley                                                                                13,502        399,659
State Street Corp.                                                                            84,099      3,661,670 (e)
The Bank of New York Mellon Corp.                                                             30,075        841,198
The Charles Schwab Corp.                                                                      24,730        465,419
The Goldman Sachs Group, Inc                                                                  22,677      3,828,785
                                                                                                         11,480,525

CHEMICALS - 0.8%
Air Products & Chemicals, Inc.                                                                   767         62,173
Intrepid Potash, Inc.                                                                         19,917        580,979 (a)
Monsanto Co.                                                                                  31,171      2,548,229
Praxair, Inc.                                                                                 22,282      1,789,467
                                                                                                          4,980,848

COMMERCIAL BANKS - 0.2%
Regions Financial Corp.                                                                       72,338        382,668
SunTrust Banks, Inc.                                                                          13,629        276,532
US Bancorp                                                                                    13,809        310,841
Wells Fargo & Co.                                                                              5,369        144,909
Zions Bancorporation                                                                           7,038         90,298
                                                                                                          1,205,248

COMMERCIAL SERVICES & SUPPLIES - 0.6%
Corrections Corporation of America                                                            95,922      2,354,885 (a)
Iron Mountain Inc.                                                                            36,285        825,847 (a)
Stericycle, Inc.                                                                               5,326        293,835 (a)
                                                                                                          3,474,567

COMMUNICATIONS EQUIPMENT - 1.6%
Cisco Systems, Inc.                                                                          191,264      4,578,860 (a,h)
Juniper Networks, Inc.                                                                        30,829        822,209 (a)
Motorola, Inc.                                                                                 6,906         53,591
QUALCOMM Inc.                                                                                 94,483      4,370,784 (h)
                                                                                                          9,825,444

COMPUTERS & PERIPHERALS - 0.7%
Hewlett-Packard Co.                                                                           24,244      1,248,808
International Business Machines Corp.                                                         16,568      2,168,751
Synaptics Inc.                                                                                32,115        984,325 (a)
                                                                                                          4,401,884

DIVERSIFIED FINANCIAL SERVICES - 1.1%
Bank of America Corp.                                                                         78,260      1,178,596
CME Group Inc.                                                                                10,869      3,651,441
JPMorgan Chase & Co.                                                                          40,051      1,668,926
MSCI Inc. (Class A)                                                                           10,198        324,296 (a)
                                                                                                          6,823,259

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.                                                                                     38,362      1,075,287
Verizon Communications Inc.                                                                   15,343        508,314
                                                                                                          1,583,601

ELECTRIC UTILITIES - 0.5%
Edison International                                                                          21,482        747,144
Entergy Corp.                                                                                  4,604        376,791
ITC Holdings Corp.                                                                            22,994      1,197,757
Northeast Utilities                                                                           39,835      1,027,345
                                                                                                          3,349,037

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
Cogent, Inc.                                                                                  41,340        429,523 (a)
Corning Inc.                                                                                  58,013      1,120,231
                                                                                                          1,549,754

ENERGY EQUIPMENT & SERVICES - 1.0%
Dresser-Rand Group Inc.                                                                       20,481        647,404 (a)
Halliburton Co.                                                                               23,477        706,423
National Oilwell Varco, Inc.                                                                   8,440        372,120 (a)
Noble Corp.                                                                                   15,978        650,305
Schlumberger Ltd.                                                                             57,961      3,772,681 (h)
                                                                                                          6,148,933

FOOD & STAPLES RETAILING - 0.0%*
CVS Caremark Corp.                                                                             6,141        197,802

FOOD PRODUCTS - 0.4%
Archer-Daniels-Midland Co.                                                                     6,138        192,181
Kraft Foods Inc. (Class A)                                                                    15,035        408,651
McCormick & Company Inc.                                                                      39,749      1,436,131
Sara Lee Corp.                                                                                43,860        534,215
                                                                                                          2,571,178

GAS UTILITIES - 0.1%
EQT CORP.                                                                                      9,085        399,013

HEALTHCARE EQUIPMENT & SUPPLIES - 1.5%
Baxter International Inc.                                                                     10,739        630,165
Becton Dickinson & Co.                                                                         7,364        580,725
Boston Scientific Corp.                                                                       33,755        303,795 (a)
Covidien PLC                                                                                  45,875      2,196,954
DENTSPLY International Inc.                                                                   10,514        369,777
Gen-Probe Inc.                                                                                10,946        469,583 (a)
Hologic, Inc.                                                                                 60,765        881,092 (a)
Masimo Corp.                                                                                  35,538      1,081,066 (a)
Medtronic, Inc.                                                                               30,564      1,344,205 (h)
ResMed, Inc.                                                                                  29,775      1,556,339 (a)
                                                                                                          9,413,701

HEALTHCARE PROVIDERS & SERVICES - 1.2%
Aetna Inc.                                                                                    20,100        637,170
Cardinal Health, Inc.                                                                         21,789        702,477
Catalyst Health Solutions, Inc.                                                               20,907        762,478 (a)
Express Scripts, Inc.                                                                         33,244      2,873,944 (a)
McKesson Corp.                                                                                 3,683        230,187
Psychiatric Solutions, Inc.                                                                    7,245        153,159 (a)
UnitedHealth Group, Inc.                                                                      61,662      1,879,458 (h)
                                                                                                          7,238,873

HOTELS RESTAURANTS & LEISURE - 0.4%
Carnival Corp.                                                                                36,842      1,167,523 (a)
Marriott International, Inc. (Class A)                                                         6,311        171,975
Penn National Gaming, Inc.                                                                    21,080        572,954 (a)
The Cheesecake Factory Inc.                                                                   24,610        531,330 (a)
                                                                                                          2,443,782

HOUSEHOLD DURABLES - 0.1%
MDC Holdings, Inc.                                                                            10,025        311,176

HOUSEHOLD PRODUCTS - 0.4%
Clorox Co.                                                                                     3,529        215,269
Kimberly-Clark Corp.                                                                           6,751        430,106
The Procter & Gamble Co.                                                                      27,163      1,646,893
                                                                                                          2,292,268

INDUSTRIAL CONGLOMERATES - 0.2%
McDermott International, Inc.                                                                 12,095        290,401 (a)
Textron, Inc.                                                                                 48,323        908,956 (h)
                                                                                                          1,199,357

INSURANCE - 1.2%
ACE Ltd.                                                                                      36,036      1,816,215
AFLAC Inc.                                                                                    28,946      1,338,752
AON Corp.                                                                                     10,127        388,269

HCC Insurance Holdings, Inc.                                                                  52,565      1,470,243
MetLife, Inc.                                                                                 19,947        705,126
PartnerRe Ltd.                                                                                 5,552        414,512
Principal Financial Group, Inc.                                                               16,881        405,819
Prudential Financial, Inc.                                                                    12,889        641,357
                                                                                                          7,180,293

INTERNET SOFTWARE & SERVICES - 0.6%
AOL Inc.                                                                                       4,533        105,528 (a)
Equinix, Inc.                                                                                  2,164        229,709 (a)
Google Inc. (Class A)                                                                          3,965      2,458,221 (a)
MercadoLibre, Inc.                                                                            12,328        639,453 (a)
                                                                                                          3,432,911

IT SERVICES - 1.4%
Accenture PLC                                                                                  2,149         89,183
Affiliated Computer Services, Inc. (Class A)                                                  13,260        791,489 (a)
Cognizant Technology Solutions Corp. (Class A)                                                25,643      1,161,628 (a)
Cybersource Corp.                                                                             22,050        443,425 (a)
DST Systems, Inc.                                                                              6,298        274,278 (a)
Paychex, Inc.                                                                                 23,562        721,940
Telvent GIT S.A.                                                                               6,224        242,612
The Western Union Co.                                                                        153,553      2,894,474
Visa, Inc. (Class A)                                                                          24,383      2,132,537
                                                                                                          8,751,566

LIFE SCIENCES TOOLS & SERVICES - 0.6%
Covance Inc.                                                                                  16,288        888,836 (a)
Illumina, Inc.                                                                                19,341        592,802 (a)
Life Technologies Corp.                                                                        5,218        272,536 (a)
Mettler-Toledo International, Inc.                                                             6,951        729,784 (a)
Thermo Fisher Scientific, Inc.                                                                26,708      1,273,704 (a)
                                                                                                          3,757,662

MACHINERY - 0.3%
Deere & Co.                                                                                   12,582        680,560
Eaton Corp.                                                                                    8,439        536,889
Harsco Corp.                                                                                  29,350        945,951
                                                                                                          2,163,400

MEDIA - 1.4%
Comcast Corp. (Class A)                                                                        6,901        110,485
DIRECTV  (Class A)                                                                            59,224      1,975,121 (a)
Liberty Global, Inc. (Series C)                                                               59,735      1,305,209 (a)
Omnicom Group Inc.                                                                            55,850      2,186,527
Regal Entertainment Group (Class A)                                                           48,710        703,372
The Walt Disney Co.                                                                           16,879        544,348
Time Warner Inc.                                                                              49,867      1,453,124
                                                                                                          8,278,186

METALS & MINING - 0.4%
Allegheny Technologies Inc.                                                                   26,125      1,169,616
Freeport-McMoRan Copper & Gold Inc.                                                           13,537      1,086,886 (a)
                                                                                                          2,256,502

MULTILINE RETAIL - 0.5%
Dollar General Corp.                                                                          21,642        485,430 (a)
Kohl's Corp.                                                                                  20,986      1,131,775 (a)
Target Corp.                                                                                  33,341      1,612,704
                                                                                                          3,229,909

MULTI-UTILITIES - 0.2%
Dominion Resources, Inc.                                                                      19,181        746,525
SCANA Corp.                                                                                   12,185        459,131
                                                                                                          1,205,656

OIL, GAS & CONSUMABLE FUELS - 1.8%
Apache Corp.                                                                                  12,854      1,326,147
Chesapeake Energy Corp.                                                                        4,297        111,206
Chevron Corp.                                                                                 14,578      1,122,360
Devon Energy Corp.                                                                            11,814        868,329
Exxon Mobil Corp.                                                                             34,817      2,374,171
Marathon Oil Corp.                                                                            77,848      2,430,414
Occidental Petroleum Corp.                                                                     6,138        499,326
Peabody Energy Corp.                                                                          10,636        480,854
Southwestern Energy Co.                                                                       35,551      1,713,558 (a)
                                                                                                         10,926,365

PAPER & FOREST PRODUCTS - 0.1%
Weyerhaeuser Co.                                                                               9,206        397,147

PERSONAL PRODUCTS - 0.2%
Alberto-Culver Co.                                                                            19,180        561,782
Avon Products, Inc.                                                                            3,069         96,673
Mead Johnson Nutrition Co. (Class A)                                                          11,069        483,715 (a)
                                                                                                          1,142,170

PHARMACEUTICALS - 0.6%
Abbott Laboratories                                                                            4,603        248,516
Bristol-Myers Squibb Co.                                                                      39,436        995,759
Johnson & Johnson                                                                             17,650      1,136,836
Merck & Company Inc.                                                                           3,375        123,322
Pfizer Inc.                                                                                   51,404        935,039
                                                                                                          3,439,472

PROFESSIONAL SERVICES - 0.1%
HIS, Inc. (Class A)                                                                           11,945        654,705 (a)

REAL ESTATE INVESTMENT TRUSTS (REIT'S) - 0.1%
Douglas Emmett, Inc. (REIT)                                                                   22,104        314,982
SL Green Realty Corp. (REIT)                                                                   6,579        330,529
                                                                                                            645,511

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
CB Richard Ellis Group, Inc. (Class A)                                                       130,650      1,772,920 (a)

ROAD & RAIL - 0.1%
Union Pacific Corp.                                                                            9,820        627,498

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Hittite Microwave Corp.                                                                       21,224        864,878 (a)
Intel Corp.                                                                                   98,015      1,999,506 (h)
Kla-Tencor Corp.                                                                               1,996         72,175

Marvell Technology Group Ltd.                                                                 55,862      1,159,136 (a)
Microchip Technology Inc.                                                                      8,439        245,237
Nvidia Corp.                                                                                   6,138        114,658 (a)
Texas Instruments Inc.                                                                        11,969        311,912
                                                                                                          4,767,502

SOFTWARE - 1.9%
Activision Blizzard, Inc.                                                                     76,042        844,827 (a)
Blackboard Inc.                                                                               12,956        588,073 (a)
Citrix Systems, Inc.                                                                          19,304        803,239 (a)
Intuit, Inc.                                                                                  39,821      1,222,903 (a,h)
Microsoft Corp.                                                                              180,622      5,507,165 (h)
Oracle Corp.                                                                                  21,482        527,168
Rovi Corp.                                                                                    58,722      1,871,470 (a)
                                                                                                         11,364,845

SPECIALTY RETAIL - 1.2%
Bed Bath & Beyond, Inc.                                                                       75,485      2,915,986 (a,h)
Lowe's Companies, Inc.                                                                       126,685      2,963,163
O'Reilly Automotive, Inc.                                                                     20,053        764,420 (a)
Urban Outfitters, Inc.                                                                        11,063        387,094 (a)
                                                                                                          7,030,663

TEXTILES APPAREL & LUXURY GOODS - 0.2%
Coach, Inc.                                                                                   23,053        842,126
NIKE, Inc. (Class B)                                                                           1,228         81,134
                                                                                                            923,260

THRIFTS & MORTGAGE FINANCE - 0.1%
People's United Financial, Inc.                                                               38,000        634,600

TOBACCO - 0.2%
Altria Group, Inc.                                                                             7,672        150,601
Philip Morris International Inc.                                                              16,111        776,389
                                                                                                            926,990

WATER UTILITIES - 1.1%
American Water Works Company, Inc.                                                            30,311        679,270
American Tower Corp. (Class A)                                                                32,960      1,424,201 (a)
NII Holdings, Inc.                                                                           123,832      4,158,279 (a)
Syniverse Holdings, Inc.                                                                      27,974        488,986 (a)
                                                                                                          6,750,736

TOTAL DOMESTIC EQUITY                                                                                   191,975,644
  (COST $179,384,569)

FOREIGN EQUITY - 30.7%

COMMON STOCK - 30.1%

AEROSPACE & DEFENSE - 0.2%
CAE, Inc.                                                                                    139,592      1,167,761

AUTO COMPONENTS - 0.1%
Hankook Tire Company Ltd.                                                                     14,440        315,611 (a)

AUTOMOBILES - 0.8%
Daimler AG (Regd.)                                                                            16,664        888,328
Suzuki Motor Corp.                                                                            74,999      1,847,795
Toyota Motor Corp.                                                                            54,680      2,306,352
                                                                                                          5,042,475

BEVERAGES - 0.2%
Coca-Cola Icecek AS (Class C)                                                                 30,011        298,851
Heineken N.V.                                                                                 18,845        895,387
                                                                                                          1,194,238

BUILDING PRODUCTS - 0.2%
Asahi Glass Company Ltd.                                                                      37,000        352,098
Daikin Industries Ltd.                                                                        15,000        592,713
                                                                                                            944,811

CAPITAL MARKETS - 1.1%
Credit Suisse Group AG (Regd.)                                                                29,645      1,469,647
Egyptian Financial Group-Hermes Holding                                                       52,849        240,555
Mirae Asset Securities Company Ltd.                                                            2,759        153,733
Nomura Holdings Inc.                                                                         578,271      4,302,260
Woori Investment & Securities Company Ltd.                                                    10,310        146,879
Yuanta Financial Holding Company Ltd.                                                        238,259        174,334
                                                                                                          6,487,408

CHEMICALS - 1.4%
Linde AG                                                                                      17,700      2,134,320
Potash Corp of Saskatchewan Inc.                                                              23,701      2,586,119
Potash Corp of Saskatchewan Inc.                                                               5,217        566,044
Sinofert Holdings Ltd.                                                                       433,078        240,216
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                                        18,339        688,997
SODIFF Advanced Materials Company Ltd.                                                         2,356        191,542 (a)
Syngenta AG                                                                                    5,501      1,554,577
Taiwan Fertilizer Company Ltd.                                                                75,000        267,052
                                                                                                          8,228,867

COMMERCIAL BANKS - 4.5%
Akbank TAS                                                                                    44,240        280,342
Axis Bank Ltd.                                                                                 6,672        140,754
Banco do Brasil S.A.                                                                           6,334        107,916
Banco Santander Brasil S.A.                                                                  123,500      1,693,236
Banco Santander Chile ADR                                                                      2,299        148,929
Banco Santander S.A. (Regd.)                                                                 240,369      3,975,340
Bank of China Ltd.                                                                           173,574         93,269
BNP Paribas                                                                                   49,116      3,899,045
China Construction Bank Corp.                                                                186,000        158,858
China Merchants Bank Company Ltd.                                                             84,700        220,362
Credit Agricole S.A.                                                                         129,485      2,274,346
Grupo Financiero Banorte SAB de C.V. (Series O)                                               48,569        175,520
Halyk Savings Bank of Kazakhstan JSC GDR                                                       1,708         16,226 (a)
HSBC Holdings PLC                                                                            323,090      3,685,120
Industrial & Commercial Bank of China                                                        379,495        312,512
Intesa Sanpaolo S.p.A.                                                                       386,250      1,739,587
Kazkommertsbank GDR                                                                           19,569        178,078 (a)
KB Financial Group Inc.                                                                       26,434      1,346,025 (a)
Lloyds Banking Group PLC                                                                   2,046,662      1,646,344
Metropolitan Bank & Trust                                                                    194,100        187,929
Mitsubishi UFJ Financial Group Inc.                                                          574,392      2,830,546

Raiffeisen International Bank Holding AG (Regd.)                                               2,848        159,240
Siam Commercial Bank PCL                                                                      43,384        109,631
Standard Bank Group Ltd.                                                                      12,504        172,123
Sumitomo Mitsui Financial Group Inc.                                                           4,713        135,299
The Bank of Yokohama Ltd.                                                                    235,795      1,075,560
UniCredit S.p.A                                                                              180,517        604,110
                                                                                                         27,366,247

COMMERCIAL SERVICES & SUPPLIES - 0.6%
Brambles Ltd.                                                                                363,536      2,207,518
G4S PLC                                                                                       99,714        416,691
G4S PLC                                                                                      207,770        870,694
Pan Asia Environmental Protection Group Ltd.                                                 122,500         18,962
                                                                                                          3,513,865

COMMUNICATIONS EQUIPMENT - 1.0%
Nokia Oyj                                                                                     50,015        647,235
Research In Motion Ltd.                                                                       52,755      3,563,073 (a)
Research In Motion Ltd.                                                                       18,222      1,234,615 (a)
Telefonaktiebolaget LM Ericsson  (Series B)                                                   34,146        314,990
ZTE Corp.                                                                                     26,159        161,487
                                                                                                          5,921,400

COMPUTERS & PERIPHERALS - 0.1%
Asustek Computer Inc.                                                                         89,819        172,998
HTC Corp.                                                                                     27,231        311,974
                                                                                                            484,972

CONSTRUCTION & ENGINEERING - 0.5%
China Communications Construction Company Ltd.                                               187,000        177,666
China State Construction International Holdings Ltd.                                         337,460        141,469
Doosan Heavy Industries and Construction Company Ltd.                                          4,667        324,411 (a)
Empresas ICA SAB de C.V.                                                                      74,121        173,161 (a)
Larsen & Toubro Ltd.                                                                          29,043      1,045,449
Murray & Roberts Holdings Ltd.                                                                24,863        155,843
Vinci S.A.                                                                                    20,111      1,132,614
                                                                                                          3,150,613

CONSTRUCTION MATERIALS - 0.2%
CRH PLC                                                                                       51,144      1,399,111

DIVERSIFIED FINANCIAL SERVICES - 0.3%
Deutsche Boerse AG                                                                            17,394      1,441,596
Reliance Capital Ltd.                                                                          5,554        101,945
                                                                                                          1,543,541

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Telefonica S.A.                                                                               65,594      1,837,449
Telekomunikasi Indonesia Tbk PT (Series B)                                                   207,500        206,551
Telstra Corporation Ltd.                                                                     202,956        624,728
                                                                                                          2,668,728

ELECTRIC UTILITIES - 0.4%
CEZ AS                                                                                         2,122         99,484
E.ON AG                                                                                       29,596      1,243,304
Iberdrola S.A.                                                                               123,490      1,184,364
                                                                                                          2,527,152

ELECTRICAL EQUIPMENT - 0.5%
ABB Ltd. (Regd.)                                                                              55,471      1,069,612 (a)
ABB Ltd. ADR                                                                                  36,826        703,377 (a)
Alstom S.A.                                                                                    2,834        198,364
Schneider Electric S.A.                                                                        9,505      1,106,096
Zhuzhou CSR Times Electric Company Ltd.                                                       84,958        173,352
                                                                                                          3,250,801

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
Delta Electronics, Inc.                                                                      131,343        413,173
HON HAI Precision Industry Company Ltd.                                                       53,116        248,405
Prime View International Company Ltd.                                                         16,000         41,806
                                                                                                            703,384

ENERGY EQUIPMENT & SERVICES - 0.7%
Saipem S.p.A.                                                                                 13,716        473,741
Tesco Corp.                                                                                   30,075        388,268 (a)
Transocean Ltd.                                                                               39,368      3,259,670 (a)
                                                                                                          4,121,679

FOOD & STAPLES RETAILING - 0.8%
Koninklijke Ahold N.V.                                                                        64,074        849,607
Metro AG                                                                                      20,476      1,251,572
President Chain Store Corp.                                                                   48,944        116,263 (a)
Tesco PLC                                                                                    351,757      2,426,169
X5 Retail Group N.V. GDR                                                                       6,096        194,462 (a)
                                                                                                          4,838,073

FOOD PRODUCTS - 1.2%
China Agri-Industries Holdings Ltd.                                                          142,000        185,509
Cosan SA Industria e Comercio                                                                 30,200        443,506 (a)
Groupe Danone                                                                                 26,922      1,651,749
IOI Corp. Bhd                                                                                105,600        168,151
Nestle S.A. (Regd.)                                                                           87,492      4,249,176
Nestle S.A. ADR                                                                                7,671        370,893
Perdigao S.A.                                                                                  9,000        234,242 (a)
Want Want China Holdings Ltd.                                                                150,698        105,229
                                                                                                          7,408,455

HEALTHCARE EQUIPMENT & SUPPLIES - 0.4%
Cie Generale d'Optique Essilor International S.A.                                             42,185      2,525,261

HEALTHCARE PROVIDERS & SERVICES - 0.1%
Diagnosticos da America S.A.                                                                   5,297        173,173 (a)
Fleury S.A.                                                                                   18,606        196,285 (a)
                                                                                                            369,458

HOUSEHOLD DURABLES - 0.1%
Desarrolladora Homex SAB de C.V.                                                              29,338        164,944 (a)
Dynamex, Inc.                                                                                  4,210        438,885
                                                                                                            603,829

HOUSEHOLD PRODUCTS - 0.6%
Reckitt Benckiser Group PLC                                                                   65,180      3,527,434

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%*
Huaneng Power International, Inc.                                                            178,820        100,114

INDUSTRIAL CONGLOMERATES - 0.9%
Chongqing Machinery & Electric Company Ltd.                                                  634,460        150,030 (a)
Koninklijke Philips Electronics N.V.                                                          78,348      2,317,852
MAX India Ltd.                                                                                27,359        130,254 (a)
Siemens AG (Regd.)                                                                            31,634      2,905,509
Siemens AG ADR                                                                                 2,301        211,002
                                                                                                          5,714,647

INSURANCE - 1.1%
AXA S.A.                                                                                      55,802      1,311,270
China Life Insurance Company Ltd.                                                             65,801        322,375
Prudential PLC                                                                               209,836      2,147,470
Samsung Fire & Marine Insurance Company Ltd.                                                   1,110        189,997
Sony Financial Holdings Inc.                                                                     622      1,619,407 (a)
Tong Yang Life Insurance                                                                      11,145        133,992 (a)
Zurich Financial Services AG                                                                   4,553        996,068
                                                                                                          6,720,579

INTERNET SOFTWARE & SERVICES - 0.2%
Baidu, Inc ADR                                                                                 2,293        942,950 (a)

MACHINERY - 0.3%
China South Locomotive and Rolling Stock Corp.                                             1,475,413      1,077,355
Mitsubishi Heavy Industries Ltd.                                                             211,000        744,509
                                                                                                          1,821,864

MARINE - 0.4%
A P Moller - Maersk A/S  (Series B)                                                               40        281,285
Focus Media Holding Ltd. ADR                                                                  16,493        261,414 (a)
Vivendi                                                                                       70,931      2,106,975
                                                                                                          2,649,674

METALS & MINING - 2.0%
Antofagasta PLC                                                                               19,727        313,741
Barrick Gold Corp.                                                                             9,206        362,532
BHP Billiton PLC                                                                              92,403      2,945,167
China Molybdenum Company Ltd.                                                                107,999         86,031
Harmony Gold Mining Company Ltd. ADR                                                          22,039        224,137
Hidili Industry International Development Ltd.                                               100,761        125,344
Kinross Gold Corp.                                                                            24,602        454,563
New World Resources N.V. (Class A)                                                            18,486        166,453
POSCO                                                                                            640        337,518
Rio Tinto PLC (Regd.)                                                                         55,776      3,011,071
Sumitomo Metal Industries Ltd.                                                               764,010      2,054,572
Tata Steel Ltd.                                                                               10,492        138,256
ThyssenKrupp AG                                                                               18,238        686,181
Vale S.A.                                                                                     56,350      1,398,607 (h)
                                                                                                         12,304,173

MULTI-UTILITIES - 0.7%
National Grid PLC                                                                            252,167      2,751,783
Veolia Environnement                                                                          48,907      1,613,477
                                                                                                          4,365,260

OIL, GAS & CONSUMABLE FUELS - 2.5%
BG Group PLC                                                                                  98,201      1,772,760
BP PLC                                                                                       146,356      1,412,932
China Shenhua Energy Company Ltd.                                                             48,500        235,414
CNOOC Ltd.                                                                                   193,000        300,165
ENI S.p.A.                                                                                    56,285      1,434,541
Gazprom OAO ADR                                                                               26,958        675,298
LUKOIL ADR                                                                                    16,510        946,023
Paladin Energy Ltd.                                                                          233,254        871,783 (a)
PetroChina Company Ltd.                                                                      212,000        252,015
Petroleo Brasileiro S.A. ADR                                                                  48,419      2,052,482
Reliance Industries Ltd.                                                                       4,524        105,978
Reliance Industries Ltd. GDR                                                                   5,240        243,660 (b)
Suncor Energy Inc.                                                                            37,969      1,340,685
Suncor Energy Inc.                                                                            24,573        872,191
Total S.A.                                                                                    41,355      2,658,451
                                                                                                         15,174,378

PERSONAL PRODUCTS - 2.0%
Shiseido Company Ltd.                                                                         56,592      1,088,109
Bayer AG                                                                                      37,198      2,979,206
Daiichi Sankyo Company Ltd.                                                                   33,100        694,454
Novartis AG (Regd.)                                                                           34,323      1,875,621
Roche Holding AG                                                                              29,553      5,057,364
Sinopharm Group Co.                                                                            2,412          8,570 (a)
Teva Pharmaceutical Industries Ltd. ADR                                                        5,115        287,361
                                                                                                         11,990,685

PROFESSIONAL SERVICES - 0.1%
The Capita Group PLC                                                                          30,185        364,903

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
CapitaLand Ltd.                                                                              144,000        427,458
Franshion Properties China Ltd.                                                              339,893        119,369
Hung Poo Real Estate Development Corp.                                                       136,353        219,078
Mitsubishi Estate Company Ltd.                                                               116,000      1,852,835
Shenzhen Investment Ltd.                                                                     202,710         85,256
                                                                                                          2,703,996

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
ASM Pacific Technology Ltd.                                                                   16,549        156,452
Samsung Electronics Company Ltd.                                                               3,960      2,715,489
Taiwan Semiconductor Manufacturing Company Ltd.                                            1,227,876      2,474,751
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                           73,017        835,314
                                                                                                          6,182,006

SOFTWARE - 0.1%
Shanda Interactive Entertainment Ltd. ADR                                                      6,107        321,289 (a)

SPECIALTY RETAIL - 0.7%
Esprit Holdings Ltd.                                                                         206,667      1,371,051
Hennes & Mauritz AB (Series B)                                                                13,892        771,696
Yamada Denki Company Ltd.                                                                     27,290      1,841,818
                                                                                                          3,984,565

TEXTILES APPAREL & LUXURY GOODS - 0.2%
Adidas AG                                                                                     24,579      1,332,446

TRADING COMPANIES & DISTRIBUTORS - 0.1%
Mitsubishi Corp.                                                                              28,000        697,740

TRANSPORTATION INFRASTRUCTURE - 0.0%*
Dalian Port PDA Company Ltd.                                                                 311,585        119,793

WIRELESS TELECOMMUNICATION SERVICES- 0.9%
America Movil SAB de C.V. ADR (Series L)                                                       9,824        461,532
China Mobile Ltd.                                                                             97,291        905,168
Mobile Telesystems OJSC ADR                                                                   19,594        957,951
MTN Group Ltd.                                                                               102,076      1,628,261
Philippine Long Distance Telephone Co.                                                         1,971        111,273
Vodafone Group PLC                                                                           634,457      1,468,900
                                                                                                          5,533,085
TOTAL COMMON STOCK                                                                                      182,329,321
  (COST $173,333,200)

PREFERRED STOCK - 0.6%

COMMERCIAL BANKS - 0.1%
Itau Unibanco Banco Multiplo S.A.                                                             32,257        715,938

DIVERSIFIED FINANCIAL SERVICES - 0.1%
Bank of America Corp.                                                                         52,251        779,585 (a)

ELECTRIC UTILITIES - 0.0%*
Cia Energetica de Minas Gerais                                                                 7,167        129,920

MEDIA - 0.0%*
NET Servicos de Comunicacao S.A.                                                              10,039        138,215

METALS & MINING - 0.2%
Cia Vale do Rio Doce                                                                          39,848        964,654

OIL, GAS & CONSUMABLE FUELS - 0.1%
Petroleo Brasileiro S.A.                                                                      16,337        343,853

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Vivo Participacoes S.A.                                                                       13,728        429,039

TOTAL PREFERRED STOCK                                                                                     3,501,204
  (COST $2,600,537)

TOTAL FOREIGN EQUITY                                                                                    185,830,525
  (COST $175,933,737)

                                                                                           PRINCIPAL
                                                                                            AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 21.0%
U.S. TREASURIES - 4.6%
U.S. Treasury Bonds
   4.50%                                                             08/15/39              3,483,600      3,404,676

U.S. Treasury Notes
   0.02%                                                             11/30/11              2,830,300      2,811,838 (d)
   0.05%                                                             01/31/11                281,000        281,878 (d)
   1.00%                                                             10/31/11              3,592,000      3,588,767 (d)
   1.25%                                                             11/30/10                 33,000         33,232
   1.75%                                                             08/15/12                805,200        810,421
   2.13%                                                             11/30/14             10,220,100      9,978,190
   3.38%                                                             11/15/19              6,116,000      5,882,858 (h)
   4.50%                                                             11/15/10                 13,000         13,452
   4.63%                                                             10/31/11                900,000        958,395 (h)
                                                                                                         27,763,707

AGENCY MORTGAGE BACKED - 5.5%
Federal Home Loan Mortgage Corp.
   4.50%                                                             06/01/33 - 02/01/35      39,733         39,852 (h)
   5.00%                                                             07/01/35                 97,600        100,378 (h)
   5.50%                                                             05/01/20 - 04/01/39   1,739,491      1,835,452 (h)
   6.00%                                                             04/01/17 - 11/01/37   1,027,115      1,092,158 (h)
   6.50%                                                             06/01/29                  7,254          7,853 (h)
   7.00%                                                             10/01/16 - 08/01/36     269,307        299,208 (h)
   7.50%                                                             12/01/30 - 09/01/33       8,249          9,267 (h)
   8.00%                                                             04/01/30 - 11/01/30       1,707          1,960 (h)
   9.00%                                                             04/01/16 - 06/01/21       1,427          1,583 (h)
   5.50%                                                             TBA                     305,000        319,487 (c)
Federal National Mortgage Assoc.
   4.00%                                                             05/01/19 - 06/01/19      78,017         79,732 (h)
   4.50%                                                             05/01/18 - 12/01/34     345,206        355,526 (h)
   5.00%                                                             07/01/20 - 04/01/39     554,190        570,646 (h)
   5.47%                                                             04/01/37                  6,552          6,860 (i)
   5.50%                                                             03/01/14 - 12/01/38  11,762,284     12,367,948 (h)
   5.81%                                                             03/01/37                  6,794          7,129 (i)
   6.00%                                                             07/01/14 - 11/01/39   5,513,300      5,896,148 (h)
   6.50%                                                             01/01/15 - 08/01/34     349,132        377,463 (h)
   7.00%                                                             10/01/16 - 12/01/33      95,042        105,420 (h)
   7.50%                                                             09/01/13 - 03/01/34      26,250         29,441 (h)
   8.00%                                                             12/01/11 - 11/01/33      12,150         13,802 (h)
   8.50%                                                             07/01/30 - 05/01/31       1,275          1,471 (h)
   9.00%                                                             04/01/16 - 12/01/22       4,075          4,486 (h)
   4.50%                                                             TBA                     410,000        409,231 (c)
   5.00%                                                             TBA                     173,000        180,785 (c)
   5.50%                                                             TBA                     658,000        691,544 (c)
   6.00%                                                             TBA                   6,650,000      7,042,762 (c)
   6.50%                                                             TBA                     568,000        608,293 (c)
   7.00%                                                             TBA                     190,000        208,198 (c)
Government National Mortgage Assoc.
   4.50%                                                             08/15/33 - 09/15/34      98,212         98,960 (h)
   5.00%                                                             08/15/33                 40,215         41,674 (h)
   6.00%                                                             04/15/30 - 09/15/36     157,895        169,033 (h)
   6.50%                                                             02/15/24 - 06/15/36      71,113         76,136 (h)
   7.00%                                                             03/15/12 - 10/15/36      61,480         66,999 (h)
   8.00%                                                             06/15/30                     61             70 (h)
   8.50%                                                             10/15/17                 15,993         17,483 (h)
   9.00%                                                             11/15/16 - 12/15/21      20,999         23,383 (h)
                                                                                                         33,157,821

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
Collateralized Mortgage Obligation Trust (Class B)
   9.24%                                                             11/01/18                    549            411 (d,f,h,o)
Federal Home Loan Mortgage Corp.
   0.00%                                                             11/15/37                218,619        177,607 (g,q)
   0.17%                                                             09/25/43                161,433          1,777 (g,h,i,q)
   0.62%                                                             09/15/34                132,373        100,245 (d,f)
   4.50%                                                             03/15/18 - 03/15/19      35,612          2,545 (g,h,q)
   5.00%                                                             10/15/18 - 09/15/24      54,448          5,240 (g,h,q)
   5.00%                                                             05/15/38                118,057        116,263
   5.50%                                                             04/15/17 - 06/15/33      43,394          6,415 (g,h,q)
   7.50%                                                             01/15/16                  1,690          1,723 (h)
   7.50%                                                             07/15/27                  5,147            984 (g,h,q)
   8.00%                                                             04/15/20                    242            261 (h)
   8.00%                                                             02/01/23 - 07/01/24       1,895            424 (g,h,q)
Federal Home Loan Mortgage Corp. REMIC
   6.01%                                                             12/15/39                165,984         17,376 (g,i,q)
   6.36%                                                             05/15/36                252,898         34,512 (g,i,q)
   6.97%                                                             02/15/36                206,773         30,164 (g,i,q)
Federal Home Loan Mortgage STRIPS
   9.46%                                                             08/01/27                    446            358 (d,f,h)
Federal National Mortgage Assoc.
   1.20%                                                             12/25/42                 71,012          3,393 (g,h,i,q)
   4.50%                                                             05/25/18                 20,195            548 (g,h,q)
   4.75%**                                                           11/25/14                    531              - (g,h,q)
   5.00%                                                             08/25/17 - 02/25/32     263,801         33,836 (g,h,q)
   5.00%                                                             10/25/35 - 08/25/38     305,222        299,784
   5.50%                                                             01/25/33                146,832        151,359
   6.77%                                                             10/25/29                 25,886          2,530 (g,h,i,q)
   7.37%                                                             09/25/42                 98,258         18,536 (g,h,i,q)
   7.47%                                                             08/25/16                  8,709            504 (g,h,i,q)
   16.10%                                                            03/25/31                 24,218         27,398 (h,i)
Federal National Mortgage Assoc. (Class 1)
   4.50%                                                             09/01/35 - 01/01/36     777,152        159,753 (g,q)
   5.00%                                                             05/25/38                237,782         43,314 (g,q)
Federal National Mortgage Assoc. (Class 2)
   4.50%                                                             08/01/35                246,031         58,074 (g,q)
   5.00%                                                             03/25/38                225,394         44,400 (g,q)
   5.50%                                                             12/01/33                 53,716         11,831 (g,h,q)
   7.50%                                                             11/01/23                 16,132          2,596 (g,h,q)
   8.00%                                                             08/01/23 - 07/01/24       4,220            988 (g,h,q)
   8.50%                                                             03/01/17 - 07/25/22       1,443            296 (g,h,q)
   9.00%                                                             05/25/22                    700            173 (g,h,q)
Federal National Mortgage Assoc. (Class B)
   6.69%                                                             12/25/22                    698            647 (d,f,h)
Federal National Mortgage Assoc. (Class H)
   5.00%                                                             10/25/22                 29,209          3,137 (g,h,q)
Federal National Mortgage Assoc. REMIC
   6.01%                                                             01/25/40                619,784         69,591 (g,i,q)
   6.31%                                                             07/25/36              1,136,047        139,731 (g,i,q)
   6.42%                                                             06/25/36                537,836         72,482 (g,i,q)
Government National Mortgage Assoc.
   6.17%                                                             05/20/39                851,106         94,158 (g,i,q)
   6.27%                                                             01/20/37              1,335,777        129,410 (g,i,q)
                                                                                                          1,864,774

ASSET BACKED - 0.8%
Bear Stearns Asset Backed Securities Trust (Class A)
   0.60%                                                             01/25/34                  3,139          2,068 (h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
   0.73%                                                             03/25/32                  4,666          2,756 (h,i)
Discover Card Master Trust I (Class A)
   0.56%                                                             06/16/15                 90,000         84,602 (i)
Discover Card Master Trust I (Class B) (Series 2)
   0.41%                                                             05/15/12                140,000        134,038 (i)
Hertz Vehicle Financing LLC
   4.26%                                                             03/25/14              2,000,000      1,993,087 (b)
Mid-State Trust
   7.54%                                                             07/01/35                  2,765          2,603 (h,o)
Residential Asset Securities Corp.
   0.73%                                                             07/25/32                  1,809            878 (h,i)
Saxon Asset Securities Trust
   5.23%                                                             08/25/35              1,092,310        947,566 (i)
Triad Auto Receivables Owner Trust (Class A)
   0.29%                                                             02/12/14              2,000,000      1,936,385 (i)
Wells Fargo Home Equity Trust
   3.97%                                                             05/25/34                  1,797          1,782 (h,i,o)
                                                                                                          5,105,765
CORPORATE NOTES - 8.0%
Abbey National Treasury Services PLC
   3.88%                                                             11/10/14                189,000        189,673 (b)
Abu Dhabi National Energy Co.
   6.25%                                                             09/16/19                100,000         96,865 (b)
Air Jamaica Ltd.
   9.38%                                                             07/08/15                  8,571          7,457
Alliance One International, Inc.
   10.00%                                                            07/15/16                154,000        161,700 (b)
ALROSA Finance S.A.
   8.88%                                                             11/17/14                100,000        102,875 (b)
AMC Entertainment Inc.
   8.75%                                                             06/01/19                184,000        187,680
American Electric Power Company, Inc. (Series C)
   5.38%                                                             03/15/10                300,000        302,724 (h)
American Tower Corp.
   4.63%                                                             04/01/15                224,000        226,566 (b)
Anheuser-Busch InBev Worldwide Inc.
   5.38%                                                             11/15/14                202,000        213,869 (b)
   7.20%                                                             01/15/14                 59,000         66,915 (b)
   7.75%                                                             01/15/19                264,000        309,090 (b)
Apria Healthcare Group Inc.
   11.25%                                                            11/01/14                240,000        263,400 (b)
ARAMARK Corp.
   8.50%                                                             02/01/15                310,000        319,300
Archer-Daniels-Midland Co.
   6.45%                                                             01/15/38                152,000        169,233 (h)
Arcos Dorados BV
   7.50%                                                             10/01/19                100,000         99,125 (b)
Arizona Public Service Co.
   6.25%                                                             08/01/16                 45,000         47,576 (h)
AT&T Inc.
   6.40%                                                             05/15/38                572,000        587,827
   6.70%                                                             11/15/13                188,000        212,110

Axtel SAB de C.V.
   9.00%                                                             09/22/19                 16,000         16,400 (b)
Banco do Brasil S.A.
   8.50%                                                             10/29/49                200,000        213,000 (b)
Banco Mercantil del Norte S.A.
   6.14%                                                             10/13/16                 32,000         31,022 (i)
Banco Nacional de Desenvolvimento Economico e Social
   6.50%                                                             06/10/19                200,000        215,000 (b)
Bank of America Corp.
   5.75%                                                             12/01/17                355,000        363,526
   6.50%                                                             08/01/16                420,000        451,635
   7.38%                                                             05/15/14                 70,000         79,430
Barclays Bank PLC
   5.00%                                                             09/22/16                120,000        122,617
   5.20%                                                             07/10/14                126,000        133,561
Berkshire Hathaway Finance Corp.
   5.00%                                                             08/15/13                124,000        133,338
BlackRock, Inc.
   5.00%                                                             12/10/19                203,000        199,484
Boston Properties LP (REIT)
   5.88%                                                             10/15/19                152,000        152,476
Boston Scientific Corp.
   6.00%                                                             01/15/20                104,000        106,265
Bristol-Myers Squibb Co.
   5.88%                                                             11/15/36                 47,000         48,847 (h)
CA, Inc.
   5.38%                                                             12/01/19                146,000        146,819
   6.13%                                                             12/01/14                 75,000         82,856
Calpine Corp.
   7.25%                                                             10/15/17                169,000        162,240 (b)
Cantor Fitzgerald LP
   7.88%                                                             10/15/19                158,000        154,627 (b)
Cargill Inc.
   5.20%                                                             01/22/13                218,000        231,155 (b)
   6.00%                                                             11/27/17                 91,000         96,991 (b)
Carolina Power & Light Co.
   5.15%                                                             04/01/15                 34,000         36,588 (h)
   5.70%                                                             04/01/35                 17,000         16,906 (h)
   6.13%                                                             09/15/33                  8,000          8,394 (h)
Case New Holland Inc.
   7.75%                                                             09/01/13                324,000        331,290 (b)
Cenovus Energy Inc.
   4.50%                                                             09/15/14                166,000        171,353 (b)
   6.75%                                                             11/15/39                150,000        163,508 (b)
Centrais Eletricas Brasileiras S.A.
   6.88%                                                             07/30/19                200,000        216,750 (b)
Central American Bank for Economic Integration
   5.38%                                                             09/24/14                170,000        176,375 (b)
Chesapeake Energy Corp.
   7.25%                                                             12/15/18                322,000        324,415
Cincinnati Bell Inc.
   8.25%                                                             10/15/17                283,000        287,245
Citigroup, Inc.
   5.00%                                                             09/15/14                188,000        181,237
   5.13%                                                             05/05/14                285,000        283,663
   6.38%                                                             08/12/14                401,000        419,810
   8.50%                                                             05/22/19                386,000        445,735

City National Capital Trust I
   9.63%                                                             02/01/40                147,000        156,130
Clarendon Alumina Production Ltd.
   8.50%                                                             11/16/21                105,000         76,650 (b,h)
CME Group Inc.
   5.40%                                                             08/01/13                120,000        129,506
Comcast Corp.
   6.50%                                                             01/15/15                151,000        169,173
Community Health Systems, Inc.
   8.88%                                                             07/15/15                322,000        333,270 (h)
Consolidated Edison Company of New York Inc.
   5.85%                                                             04/01/18                111,000        118,897
   6.65%                                                             04/01/19                111,000        125,784
   7.13%                                                             12/01/18                240,000        277,334
COX Communications Inc.
   6.25%                                                             06/01/18                119,000        126,662 (b)
   7.13%                                                             10/01/12                 28,000         31,103 (h)
   7.75%                                                             11/01/10                 85,000         88,984 (h)
Credit Suisse
   6.00%                                                             02/15/18                416,000        435,277
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
   7.65%                                                             09/07/11                100,000         84,000
CVS Caremark Corp.
   5.75%                                                             06/01/17                 54,000         56,992
   6.13%                                                             09/15/39                226,000        223,988
   6.60%                                                             03/15/19                 66,000         72,223
DASA Finance Corp.
   8.75%                                                             05/29/18                254,000        263,525
Diageo Capital PLC
   5.20%                                                             01/30/13                 93,000         99,562 (h)
Diageo Finance BV
   3.25%                                                             01/15/15                155,000        153,969
DirecTV Financing Company Inc.
   4.75%                                                             10/01/14                228,000        232,409 (b)
   5.88%                                                             10/01/19                180,000        183,077 (b)
Dolphin Energy Ltd.
   5.89%                                                             06/15/19                297,000        299,970 (b)

Dominion Resources, Inc.
   5.20%                                                             08/15/19                 60,000         60,936
Dover Corp.
   6.50%                                                             02/15/11                 48,000         50,708 (h)
Drummond Company Inc.
   7.38%                                                             02/15/16                154,000        150,535 (b)
   9.00%                                                             10/15/14                163,000        170,946 (b)
Duke Energy Indiana Inc.
   6.35%                                                             08/15/38                980,000      1,070,618
Ecopetrol S.A.
   7.63%                                                             07/23/19                 49,000         54,316
Embraer Overseas Ltd.
   6.38%                                                             01/15/20                 65,000         65,000
Empresa Nacional del Petroleo
   6.25%                                                             07/08/19                100,000        103,971 (b)
Empresas Publicas de Medellin ESP
   7.63%                                                             07/29/19                100,000        110,000 (b)
European Investment Bank
   4.88%                                                             01/17/17                300,000        321,470
Exelon Generation Company LLC
   5.20%                                                             10/01/19                144,000        144,064
   6.25%                                                             10/01/39                189,000        192,559
Export-Import Bank of Korea
   5.88%                                                             01/14/15                100,000        107,311
Gaz Capital S.A.
   9.25%                                                             04/23/19                175,000        195,125
Genworth Financial Inc.
   8.63%                                                             12/15/16                148,000        153,541
Gerdau Holdings Inc.
   7.00%                                                             01/20/20                100,000        102,750 (b)
GlaxoSmithKline Capital Inc.
   4.85%                                                             05/15/13                190,000        203,955
Globo Comunicacao e Participacoes S.A.
   7.25%                                                             04/26/22                200,000        209,000 (b)
HCA Inc.
   9.25%                                                             11/15/16                282,000        302,797
HCC Insurance Holdings, Inc.
   6.30%                                                             11/15/19                 78,000         79,223
Health Management Associates, Inc.
   6.13%                                                             04/15/16                320,000        300,000
Holcim US Finance Sarl & Cie SCS
   6.00%                                                             12/30/19                121,000        125,948 (b)
Host Hotels & Resorts LP (REIT)
   9.00%                                                             05/15/17                391,000        422,769 (b)
HSBC Bank USA N.A.
   4.63%                                                             04/01/14                195,000        203,559
HSBC Finance Corp.
   5.00%                                                             06/30/15                562,000        580,548
   5.70%                                                             06/01/11                324,000        338,487
   6.75%                                                             05/15/11                 60,000         63,413 (h)
HSBC Holdings PLC
   6.80%                                                             06/01/38                250,000        271,318
IIRSA Norte Finance Ltd.
   8.75%                                                             05/30/24                114,663        120,396 (b,h)
Illinois Power Co.
   9.75%                                                             11/15/18                180,000        223,825

Ingles Markets Inc.
   8.88%                                                             05/15/17                303,000        315,120
Inmarsat Finance PLC
   7.38%                                                             12/01/17                200,000        204,500 (b)
Intelsat Subsidiary Holding Company Ltd.
   8.88%                                                             01/15/15                154,000        159,390
Intergen N.V.
   9.00%                                                             06/30/17                194,000        202,245 (b,h)
International Business Machines Corp.
   4.75%                                                             11/29/12                125,000        134,293 (h)
International Paper Co.
   7.50%                                                             08/15/21                300,000        336,141
Johnson & Johnson
   5.85%                                                             07/15/38                110,000        118,676
JPMorgan Chase & Co.
   5.13%                                                             09/15/14                324,000        341,743
   6.30%                                                             04/23/19                114,000        125,409
JPMorgan Chase Bank
   5.88%                                                             06/13/16                135,000        141,657
JPMorgan Chase Capital XXVII
   7.00%                                                             11/01/39                227,000        228,932
KazMunaiGaz Finance Sub BV
   9.13%                                                             07/02/18                100,000        111,000 (b)
   11.75%                                                            01/23/15                100,000        120,500 (b)
KeyBank NA
   5.80%                                                             07/01/14                250,000        243,329
Korea Hydro & Nuclear Power Company Ltd.
   6.25%                                                             06/17/14                200,000        218,222 (b)
Korea National Oil Corp.
   5.38%                                                             07/30/14                200,000        211,428 (b)
Kreditanstalt fuer Wiederaufbau
   3.50%                                                             03/10/14              1,110,000      1,140,713
   4.13%                                                             10/15/14                148,000        155,096
   4.50%                                                             07/16/18                239,000        246,810
L-3 Communications Corp.
   5.88%                                                             01/15/15                177,000        176,779
Lincoln National Corp.
   8.75%                                                             07/01/19                253,000        289,079
Majapahit Holding BV
   7.25%                                                             10/17/11                300,000        313,500 (b)
   7.75%                                                             10/17/16                200,000        211,760 (b)
   7.75%                                                             01/20/20                100,000        104,750
Massey Energy Co.
   6.88%                                                             12/15/13                 92,000         91,885
McDonald's Corp.
   6.30%                                                             03/01/38                 80,000         88,245
Mead Johnson Nutrition Co.
   4.90%                                                             11/01/19                184,000        182,434 (b)
Merrill Lynch & Company Inc.
   6.05%                                                             08/15/12                195,000        208,890
   6.88%                                                             04/25/18                233,000        251,043
Midamerican Energy Holdings Co.
   6.13%                                                             04/01/36                 39,000         39,944 (h)
Morgan Stanley
   5.05%                                                             01/21/11                 98,000        101,644
   5.63%                                                             09/23/19                301,000        303,200
   6.00%                                                             04/28/15                133,000        141,675
   7.30%                                                             05/13/19                174,000        195,390

Morgan Stanley (Series F)
   6.63%                                                             04/01/18                100,000        108,117
Munich Re America Corp. (Series B)
   7.45%                                                             12/15/26                 70,000         72,102 (h)
National Agricultural Cooperative Federation
   5.00%                                                             09/30/14                141,000        146,137 (b)
NET Servicos de Comunicacao S.A.
   7.50%                                                             01/27/20                100,000        102,000 (b)
Newmont Mining Corp.
   5.13%                                                             10/01/19                118,000        118,055
   6.25%                                                             10/01/39                251,000        251,300
News America Inc.
   5.65%                                                             08/15/20                106,000        110,373 (b)
   6.65%                                                             11/15/37                220,000        232,388
Nexen Inc.
   6.20%                                                             07/30/19                184,000        194,694
   7.50%                                                             07/30/39                182,000        208,653
NGPL Pipeco LLC
   7.12%                                                             12/15/17                107,000        118,072 (b)
Nisource Finance Corp.
   6.13%                                                             03/01/22                144,000        146,959
NorthWestern Corp.
   5.88%                                                             11/01/14                 82,000         85,057 (h)
NRG Energy, Inc.
   7.38%                                                             02/01/16                285,000        285,356
Oracle Corp.
   5.00%                                                             07/08/19                148,000        152,632
Pacific Gas & Electric Co.
   5.80%                                                             03/01/37                125,000        126,688
Pacificorp
   6.00%                                                             01/15/39                500,000        525,479
   6.25%                                                             10/15/37                  6,000          6,473
Parker Hannifin Corp.
   5.50%                                                             05/15/18                172,000        181,198
Pemex Finance Ltd.
   9.03%                                                             02/15/11                 25,750         26,522 (h)
Petrobras International Finance Co.
   5.75%                                                             01/20/20                170,000        172,939
Petroleos Mexicanos
   4.88%                                                             03/15/15                210,000        209,223 (b)
   8.00%                                                             05/03/19                 34,000         39,355
Petroleum Company of Trinidad & Tobago Ltd.
   6.00%                                                             05/08/22                100,000         93,000 (b)
Petronas Capital Ltd.
   5.25%                                                             08/12/19                200,000        200,094 (b)
Petronas Global Sukuk Ltd.
   4.25%                                                             08/12/14                100,000        100,233 (b)
Pfizer Inc.
   6.20%                                                             03/15/19                 50,000         55,581
   7.20%                                                             03/15/39                 66,000         80,648
Pioneer Natural Resources Co.
   7.50%                                                             01/15/20                275,000        275,125
Plains All American Pipeline LP
   4.25%                                                             09/01/12                224,000        231,164
PNC Funding Corp.
   4.25%                                                             09/21/15                150,000        153,016
Potomac Electric Power Co.
   7.90%                                                             12/15/38                 47,000         60,039

President and Fellows of Harvard College
   5.00%                                                             01/15/14                100,000        107,411 (b)
Principal Financial Group, Inc.
   8.88%                                                             05/15/19                102,000        117,659
Prudential Financial, Inc.
   3.63%                                                             09/17/12                 75,000         76,109
   5.15%                                                             01/15/13                175,000        184,096
   7.38%                                                             06/15/19                148,000        165,933
Public Service Company of Colorado
   7.88%                                                             10/01/12                 88,000        100,971 (h)
QVC Inc.
   7.50%                                                             10/01/19                250,000        255,000 (b)
Qwest Communications International Inc.
   8.00%                                                             10/01/15                153,000        157,207 (b)
RailAmerica, Inc.
   9.25%                                                             07/01/17                290,000        308,487
Republic Services Inc.
   5.50%                                                             09/15/19                105,000        106,622 (b)
Republic Services, Inc.
   5.25%                                                             11/15/21                146,000        143,551 (b)
Reynolds Group DL Escrow Inc.
   7.75%                                                             10/15/16                100,000        102,250 (b)
Roche Holdings Inc.
   6.00%                                                             03/01/19                122,000        134,060 (b)
Royal Bank of Scotland Group PLC
   6.40%                                                             10/21/19                102,000        101,673
RSHB Capital SA for OJSC Russian Agricultural Bank
   6.97%                                                             09/21/16                100,000         98,250 (i)
Sabine Pass LNG LP
   7.25%                                                             11/30/13                 70,000         63,525
   7.50%                                                             11/30/16                 80,000         66,600
SBA Telecommunications Inc.
   8.00%                                                             08/15/16                 64,000         66,880 (b)
   8.25%                                                             08/15/19                 96,000        101,760 (b)
Security Benefit Life Insurance
   8.75%                                                             05/15/16                 75,000         18,750 (b)
Simon Property Group LP (REIT)
   6.75%                                                             05/15/14                180,000        191,822
Southern California Edison Co.
   5.50%                                                             08/15/18                309,000        329,859
Southern Copper Corp.
   7.50%                                                             07/27/35                100,000         99,084
Spirit Aerosystems Inc.
   7.50%                                                             10/01/17                152,000        149,720 (b)
Talecris Biotherapeutics Holdings Corp.
   7.75%                                                             11/15/16                 50,000         50,750 (b)
Talisman Energy Inc.
   7.75%                                                             06/01/19                156,000        183,207
Target Corp.
   7.00%                                                             01/15/38                119,000        138,843
Teachers Insurance & Annuity Association of America
   6.85%                                                             12/16/39                177,000        182,972 (b)
Teck Resources Ltd.
   10.75%                                                            05/15/19                214,000        255,730
Telecom Italia Capital S.A.
   6.20%                                                             07/18/11                228,000        241,330
   7.18%                                                             06/18/19                208,000        231,892

Telefonica Emisiones SAU
   5.86%                                                             02/04/13                150,000        162,070
Tesoro Corp. (Series B)
   6.63%                                                             11/01/15                388,000        368,600
The Allstate Corp.
   7.45%                                                             05/16/19                104,000        120,829
The Bear Stearns Companies LLC
   6.95%                                                             08/10/12                209,000        233,511 (h)
The Dow Chemical Co.
   5.90%                                                             02/15/15                170,000        182,678
   8.55%                                                             05/15/19                 76,000         90,679
The Goldman Sachs Group, Inc.
   6.00%                                                             05/01/14                441,000        482,352
   6.60%                                                             01/15/12                 34,000         36,963
   7.50%                                                             02/15/19                304,000        354,404
The Kroger Co.
   6.15%                                                             01/15/20                228,000        244,017
The Potomac Edison Co.
   5.35%                                                             11/15/14                 15,000         15,721 (h)
The Procter & Gamble Co.
   5.50%                                                             02/01/34                 63,000         64,440
The Royal Bank of Scotland PLC
   4.88%                                                             08/25/14                100,000        101,368 (b)
The Toledo Edison Company
   7.25%                                                             05/01/20                 66,000         75,315
The Travelers Companies, Inc.
   5.80%                                                             05/15/18                 92,000         98,047
The Williams Companies, Inc.
   7.88%                                                             09/01/21                220,000        252,344
Thermo Fisher Scientific, Inc.
   3.25%                                                             11/18/14                146,000        143,139 (b)
Thomson Reuters Corp.
   5.95%                                                             07/15/13                173,000        189,385
Ticketmaster Entertainment, Inc.
   10.75%                                                            08/01/16              1,000,000      1,077,500
Time Warner Cable Inc.
   6.75%                                                             07/01/18                392,000        430,637
   7.50%                                                             04/01/14                634,000        730,481
   8.75%                                                             02/14/19                  6,000          7,313
Time Warner Inc.
   5.88%                                                             11/15/16                193,000        208,345
Transocean Inc.
   6.00%                                                             03/15/18                105,000        112,029
UBS Luxembourg S.A. for OJSC Vimpel Communications
   8.00%                                                             02/11/10                100,000        100,625
United Technologies Corp.
   6.13%                                                             07/15/38                 56,000         60,668
UPC Germany GmbH
   8.13%                                                             12/01/17                200,000        202,250 (b)
USB Capital XIII Trust
   6.63%                                                             12/15/39                147,000        149,402
Vale Overseas Ltd.
   6.88%                                                             11/10/39                 36,000         36,242
Valero Energy Corp.
   6.63%                                                             06/15/37                207,000        194,235
Vedanta Resources PLC
   6.63%                                                             02/22/10                 65,000         65,162
   9.50%                                                             07/18/18                100,000        101,500 (b)

Verizon Communications Inc.
   5.25%                                                             04/15/13                228,000        245,777
   6.35%                                                             04/01/19                568,000        626,635
   6.40%                                                             02/15/38                 50,000         52,270
   6.90%                                                             04/15/38                114,000        126,351
   8.75%                                                             11/01/18                154,000        192,349
Verizon Global Funding Corp.
   7.25%                                                             12/01/10                118,000        124,700
Verizon Wireless Capital LLC
   5.55%                                                             02/01/14                316,000        342,948
   7.38%                                                             11/15/13                336,000        385,952
VIP Finance Ireland Ltd. for OJSC Vimpel Communications  (Class A)
   8.38%                                                             04/30/13                100,000        105,750 (b)
Virgin Media Finance PLC
   8.38%                                                             10/15/19                200,000        205,750
   9.50%                                                             08/15/16                100,000        107,375
Voto-Votorantim Overseas Trading Operations N.V.
   6.63%                                                             09/25/19                100,000        100,250 (b)
VTB Capital SA for Vneshtorgbank
   6.32%                                                             02/04/15                200,000        198,040 (i)
Walgreen Co.
   5.25%                                                             01/15/19                249,000        264,241
WEA Finance LLC
   7.50%                                                             06/02/14                220,000        247,565 (b)
WEA Finance LLC
   6.75%                                                             09/02/19                150,000        161,061 (b)
Westpac Banking Corp.
   4.88%                                                             11/19/19                292,000        288,205
Woodside Finance Ltd.
   4.50%                                                             11/10/14                266,000        268,372 (b)
Wyeth
   5.50%                                                             03/15/13                237,000        257,687
XL Capital Ltd.
   5.25%                                                             09/15/14                338,000        331,011
Xstrata Finance Canada Ltd.
   5.80%                                                             11/15/16                150,935        154,702 (b)
XTO Energy Inc.
   6.38%                                                             06/15/38                 87,000         97,928
   6.50%                                                             12/15/18                 50,000         57,135
                                                                                                         48,496,518
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
Banc of America Commercial Mortgage Inc. (Class A)
   5.66%                                                             06/10/49                360,000        300,902
Banc of America Commercial Mortgage Inc. (Class C)
   5.70%                                                             04/10/49                100,000         21,613 (h,i,o)
Banc of America Funding Corp.
   5.37%                                                             02/20/36                  8,076              3 (h,i,o)
   5.60%                                                             03/20/36                 66,715          3,643 (h,i,o)
Banc of America Mortgage Securities Inc. (Class B)
   5.16%                                                             01/25/36                 66,854          4,034 (h,i,o)
Bear Stearns Commercial Mortgage Securities
   5.33%                                                             02/11/44                200,000        172,595
   5.46%                                                             03/11/39                125,000         76,223 (i)
   5.69%                                                             06/11/50                280,000        245,162 (i)
   5.72%                                                             06/11/40                140,000         69,981 (i)
   6.21%                                                             11/11/17                180,000         88,296 (i)

Bear Stearns Commercial Mortgage Securities (Class A)
   5.46%                                                             04/12/38                600,000        608,875 (h,i)
   5.54%                                                             10/12/41                290,000        288,353
   5.92%                                                             06/11/50                120,000         86,642 (i)
Bear Stearns Commercial Mortgage Securities (Class D)
   5.99%                                                             09/11/42                 30,000          5,607 (h,i,o)
Citigroup Commercial Mortgage Trust (Class A)
   5.62%                                                             10/15/48                360,000        342,946
Countrywide Commercial Mortgage Trust
   5.46%                                                             07/12/46                340,000        261,069
Credit Suisse Mortgage Capital Certificates (Class C)
   5.65%                                                             02/25/36                 23,865          1,734 (h,i,o)
CS First Boston Mortgage Securities Corp.
   0.65%                                                             07/15/37                322,451          4,580 (h,i,o)
   5.34%                                                             10/25/35                 29,022          2,322 (h,i,o)
Greenwich Capital Commercial Funding Corp.
   5.44%                                                             03/10/39                210,000        185,544
GS Mortgage Securities Corp II
   5.56%                                                             11/10/39                220,000        192,620
Indymac INDA Mortgage Loan Trust
   5.22%                                                             01/25/36                135,304          1,624 (h,i,o)
Indymac INDA Mortgage Loan Trust (Class B)
   5.22%                                                             01/25/36                134,977          7,606 (h,i,o)
JP Morgan Alternative Loan Trust
   0.29%                                                             10/25/36                250,951        240,785 (h,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
   5.34%                                                             08/12/37                160,000        157,891 (i)
   5.50%                                                             06/12/47                 70,000         31,170 (i)
   5.79%                                                             02/12/51                 80,000         69,787 (i)
   6.07%                                                             02/12/51                330,000        259,588
   6.20%                                                             02/12/51                 50,000          8,833 (i,o)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A)
   5.90%                                                             02/12/51                290,000        209,900 (i)
LB-UBS Commercial Mortgage Trust
   0.72%                                                             01/18/12                426,107          4,844 (h,i,o)
   4.95%                                                             09/15/30                130,000        125,971
   5.66%                                                             03/15/39                600,000        555,823 (h,i)
   5.87%                                                             09/15/45                360,000        315,976 (i)
   6.15%                                                             04/15/41                 70,000         40,959
LB-UBS Commercial Mortgage Trust (Class F)
   6.24%                                                             07/15/40                 90,000         15,048 (i,o)
LB-UBS Commercial Mortgage Trust (Class X)
   0.50%                                                             12/15/39                371,836          4,329 (h,i,o)
MLCC Mortgage Investors Inc.
   5.04%                                                             02/25/36                 49,996          1,915 (h,i,o)
Morgan Stanley Capital I
   5.16%                                                             10/12/52                 80,000         78,377 (i)
   5.28%                                                             12/15/43                500,000        506,282 (h)
   5.33%                                                             12/15/43                500,000        463,976 (h)
   5.36%                                                             11/12/41                555,000        456,911
   5.44%                                                             02/12/44              1,000,000        989,758 (b)
   5.69%                                                             04/15/49                350,000        294,922 (i)
Morgan Stanley Capital I  (Class A)
   1.00%                                                             03/12/44                340,000        327,881 (i)
Puma Finance Ltd. (Class A)
   0.66%                                                             10/11/34                  6,037          5,775 (h,i)

Residential Accredit Loans Inc.
   6.00%                                                             01/25/36                243,357          5,817 (h,o)
Structured Asset Securities Corp. (Class X)
   2.17%                                                             02/25/28                 19,284              1 (i,o)
Wachovia Bank Commercial Mortgage Trust (Class A)
   5.99%                                                             06/15/45                 70,000         42,166 (i)
Wells Fargo Mortgage Backed Securities Trust
   5.50%                                                             01/25/36 - 03/25/36     230,366         29,549 (h,o)
Wells Fargo Mortgage Backed Securities Trust (Class B)
   5.50%                                                             03/25/36                135,901         27,958 (h,o)
                                                                                                          8,244,166
SOVEREIGN BONDS - 0.3%
Government of Argentina
   2.50%                                                             12/31/38                 30,955         10,757
Government of Belize
   4.25%                                                             02/20/29                 30,900         16,995 (j)
Government of Brazil
   5.63%                                                             01/07/41                100,000         94,250
   8.00%                                                             01/15/18                102,944        117,460 (h)
Government of Dominican
   9.50%                                                             09/27/11                115,494        120,113
Government of Indonesia
   11.63%                                                            03/04/19                100,000        143,500 (b)
Government of Korea
   5.75%                                                             04/16/14                 45,000         49,188
Government of Lebanon
   4.00%                                                             12/31/17                 26,350         24,374
Government of Manitoba Canada
   4.90%                                                             12/06/16                 75,000         79,324 (h)
Government of Panama
   5.20%                                                             01/30/20                100,000        100,250
   6.70%                                                             01/26/36                 75,000         79,125
Government of Peruvian
   6.55%                                                             03/14/37                 97,000        100,880
   7.35%                                                             07/21/25                100,000        114,500
Government of Philippines
   6.50%                                                             01/20/20                100,000        108,250
Government of Poland
   6.38%                                                             07/15/19                 48,000         52,209
Government of Qatar
   5.25%                                                             01/20/20                200,000        201,500 (b)
Government of Quebec Canada
   7.50%                                                             09/15/29                110,000        138,391
Government of Uruguay
   6.88%                                                             09/28/25                 48,647         51,079
Government of Venezuela
   5.38%                                                             08/07/10                203,000        197,925
   10.75%                                                            09/19/13                 81,000         71,280
Korea Expressway Corp.
   4.50%                                                             03/23/15                100,000        101,888 (b)
Republic of Lithuania
   6.75%                                                             01/15/15                100,000        101,811 (b)
                                                                                                          2,075,049

MUNICIPAL BONDS AND NOTES - 0.1%
American Municipal Power-Ohio Inc.
   6.05%                                                             02/15/43                121,000        113,337
Dallas Area Rapid Transit
   6.00%                                                             12/01/44                 90,000         92,162
New Jersey State Turnpike Authority
   7.41%                                                             01/01/40                305,000        341,527
New Jersey Transportation Trust Fund Authority
   6.88%                                                             12/15/39                 65,000         66,770
                                                                                                            613,796

TOTAL BONDS AND NOTES                                                                                   127,321,596
  (COST $126,275,838)

                                                                                           NUMBER OF
                                                                                            SHARES        VALUE
-------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 0.5%
Financial Select Sector SPDR Fund                                                             38,220        549,986 (m)
Industrial Select Sector SPDR Fund                                                            78,925      2,193,326 (m)
iShares MSCI Emerging Markets Index Fund                                                       3,738        155,127 (p)

TOTAL EXCHANGE TRADED FUNDS                                                                               2,898,439
  (COST $3,589,111)

OTHER INVESTMENTS - 0.2%

GEI Investment Fund                                                                                         927,322 (k)
  (COST $1,220,159)

TOTAL INVESTMENTS IN SECURITIES                                                                         508,953,526
  (COST $486,403,414)


SHORT-TERM INVESTMENTS - 16.6%


GE Money Market Fund Institutional Class
   0.01%                                                                                                100,550,770 (d,n)
  (COST $100,550,770)

TOTAL INVESTMENTS                                                                                       609,504,296
  (COST $586,954,184)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.8)%                                                     (5,064,764)
                                                                                                      -------------
NET ASSETS - 100.0%                                                                                   $ 604,439,532
                                                                                                      =============

OTHER INFORMATION

The GE Institutional Strategic Investment Fund had the following long future contract open at December 31, 2009 (unaudited);


                                                                                           UNREALIZED
                                                 EXPIRATION  NUMBER OF       CURRENT      APPRECIATION)/
                  DESCRIPTION                        DATE    CONTRACTS   NOTIONAL VALUE  (DEPRICIATION)
-------------------------------------------------------------------------------------------------------
Russell 2000 Mini Index Futures                  March 2010     189        $ 11,791,710     $ 353,307
S&P 500 Emini Index Futures                      March 2010     600          33,321,000       376,852
S&P Midcap 400 Emini Index Futures               March 2010       4             289,960         2,983
2 Yr. US Treasury Note Futures                   March 2010      36           7,785,563       (10,833)
5 Yr. US Treasury Note Futures                   March 2010      13           1,486,977       (24,309)

The GE Institutional Strategic Investment Fund had the following short future contract open at December 31, 2009 (unaudited)

                                                                                           UNREALIZED
                                                 EXPIRATION  NUMBER OF       CURRENT      APPRECIATION)/
                  DESCRIPTION                        DATE    CONTRACTS   NOTIONAL VALUE  (DEPRICIATION)
-------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                   March 2010      6        $ (255,844)      $ (8,844)
FTSE 100 Index Futures                           March 2010      2          (173,160)        (3,631)
S&P 500 Emini Index Futures                      March 2010      1           (55,535)          (256)
Topix Index Futures                              March 2010      1           (97,159)        (1,735)
10Yr. US Treasury Note Futures                   March 2010     80        (9,236,250)       218,624
                                                                                         --------------
                                                                                           $ 902,158
                                                                                         ==============

The GE Institutional Strategic Investment Fund was invested in the following Countries at December 31, 2009 (unaudited);


                                                                                         PERCENTAGE (BASED
COUNTRY                                                                                   ON MARKET VALUE)
----------------------------------------------------------------------------------------------------------

United States                                                                                 67.64%
United Kingdom                                                                                 4.87%
Japan                                                                                          3.94%
Switzerland                                                                                    3.38%
France                                                                                         3.36%
Germany                                                                                        2.73%
Canada                                                                                         2.23%
Brazil                                                                                         1.64%
Spain                                                                                          1.14%
China                                                                                          1.14%
South Korea                                                                                    1.12%
Taiwan                                                                                         0.87%
Netherlands                                                                                    0.71%
Italy                                                                                          0.70%
Australia                                                                                      0.64%
Russia                                                                                         0.52%
South Africa                                                                                   0.36%
India                                                                                          0.34%
Hong Kong                                                                                      0.31%
Ireland                                                                                        0.23%
Luxembourg                                                                                     0.22%
Mexico                                                                                         0.21%
Sweden                                                                                         0.18%
Cayman Islands                                                                                 0.14%
Indonesia                                                                                      0.14%
Chile                                                                                          0.14%
Denmark                                                                                        0.11%
Finland                                                                                        0.11%
Turkey                                                                                         0.10%
Malaysia                                                                                       0.08%
Peru                                                                                           0.07%
Singapore                                                                                      0.07%
Philippines                                                                                    0.07%
United Arab Emirates                                                                           0.07%
Kazakhstan                                                                                     0.04%


Israel                                                                                         0.05%
Venezuela                                                                                      0.04%
Czech Republic                                                                                 0.04%
Egypt                                                                                          0.04%
Honduras                                                                                       0.03%
Bermuda                                                                                        0.03%
Austria                                                                                        0.03%
Dominican Republic                                                                             0.02%
Thailand                                                                                       0.02%
Lithuania                                                                                      0.02%
Netherland Antilles                                                                            0.02%
Jamaica                                                                                        0.01%
Panama                                                                                         0.01%
Colombia                                                                                       0.01%
Poland                                                                                         0.01%
                                                                                         ---------------
                                                                                             100.00%
                                                                                         ===============

The GE Institutional Strategic Investment Fund was invested in the following Sectors at December 31, 2009 (unaudited):


                                                                                         PERCENTAGE (BASED
SECTOR                                                                                    ON MARKET VALUE)
----------------------------------------------------------------------------------------------------------
Short-Term                                                                                   16.50%
Corporate Notes                                                                               7.96%
Agency Mortgage Backed                                                                        5.44%
Commercial Banks                                                                              4.81%
U.S. Treasuries                                                                               4.56%
Oil, Gas & Consumable Fuels                                                                   4.34%
Capital Markets                                                                               2.94%
Communications Equipment                                                                      2.58%
Metals & Mining                                                                               2.54%
Pharmaceuticals                                                                               2.34%
Insurance                                                                                     2.28%
Chemicals                                                                                     2.17%
Wireless Telecommunication Services                                                           1.97%
Healthcare Equipment & Supplies                                                               1.96%
Software                                                                                      1.92%
Specialty Retail                                                                              1.81%
Semiconductors & Semiconductor Equipment                                                      1.80%
Media                                                                                         1.77%
Energy Equipment & Services                                                                   1.69%
Food Products                                                                                 1.64%
Biotechnology                                                                                 1.54%
Diversified Financial Services                                                                1.50%
IT Services                                                                                   1.44%
Non-Agency Collateralized Mortgage Obligations                                                1.34%
Healthcare Providers & Services                                                               1.24%
Commercial Services & Supplies                                                                1.15%
Industrial Conglomerates                                                                      1.13%
Beverages                                                                                     1.01%
Electric Utilities                                                                            0.99%
Household Products                                                                            0.95%
Aerospace & Defense                                                                           0.92%
Multi-Utilities                                                                               0.91%
Asset Backed                                                                                  0.84%



Automobiles                                                                                   0.83%
Food & Staples Retailing                                                                      0.83%
Computers & Peripherals                                                                       0.80%
Real Estate Management & Development                                                          0.73%
Internet Software & Services                                                                  0.72%
Diversified Telecommunication Services                                                        0.70%
Machinery                                                                                     0.65%
Life Sciences Tools & Services                                                                0.62%
Electrical Equipment                                                                          0.53%
Multiline Retail                                                                              0.53%
Construction & Engineering                                                                    0.52%
Exchange Traded Funds                                                                         0.48%
Hotels Restaurants & Leisure                                                                  0.40%
Textiles Apparel & Luxury Goods                                                               0.37%
Electronic Equipment, Instruments & Components                                                0.37%
Personal Products                                                                             0.37%
Sovereign Bonds                                                                               0.34%
Agency Collateralized Mortgage Obligations                                                    0.31%
Construction Materials                                                                        0.23%
Professional Services                                                                         0.17%
Building Products                                                                             0.16%
Other Investments                                                                             0.15%
Tobacco                                                                                       0.15%
Household Durables                                                                            0.15%
Trading Companies & Distributors                                                              0.11%
Water Utilities                                                                               0.11%
Real Estate Investment Trusts (REIT's)                                                        0.11%
Thrifts & Mortgage Finance                                                                    0.10%
Road & Rail                                                                                   0.10%
Municipal Bonds and Notes                                                                     0.10%
Gas Utilities                                                                                 0.07%
Paper & Forest Products                                                                       0.07%
Auto Components                                                                               0.05%
Marine                                                                                        0.05%
Transportation Infrastructure                                                                 0.02%
Independent Power Producers & Energy Traders                                                  0.02%
                                                                                         --------------
                                                                                            100.00%
                                                                                         ==============

                        GE INSTITUTIONAL SMALL-CAP EQUITY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                          NUMBER OF
                                                                           SHARES         VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCK - 91.6% +

AEROSPACE & DEFENSE - 1.2%
Applied Signal Technology, Inc.                                              27,500   $     530,475
DynCorp International, Inc. (Class A)                                        36,500         523,775 (a)
Esterline Technologies Corp.                                                 27,234       1,110,330 (a)
GenCorp Inc.                                                                 75,800         530,600 (a)
Teledyne Technologies Inc.                                                  126,200       4,841,032 (a)
                                                                                          7,536,212

AIR FREIGHT & LOGISTICS - 0.3%
Dynamex, Inc.                                                                24,600         445,260 (a)
UTi Worldwide, Inc.                                                         102,500       1,467,800
                                                                                          1,913,060

AIRLINES - 0.1%
Hawaiian Holdings, Inc.                                                      71,800         502,600 (a)

AUTO COMPONENTS - 0.4%
China Automotive Systems, Inc.                                               26,900         503,299 (a)
WABCO Holdings Inc.                                                          25,800         665,382
Wonder Auto Technology, Inc.                                                132,707       1,560,634 (a)
                                                                                          2,729,315

AUTOMOBILES - 0.1%
Thor Industries Inc.                                                         21,500         675,100

BEVERAGES - 0.1%
Coca-Cola Bottling Company Consolidated                                       9,800         529,396

BIOTECHNOLOGY - 1.2%
Alexion Pharmaceuticals, Inc.                                                11,600         566,312 (a)
Alkermes, Inc.                                                               87,483         823,215 (a)
Cubist Pharmaceuticals, Inc.                                                 79,600       1,510,012 (a)
Emergent Biosolutions, Inc.                                                  32,200         437,598 (a)
Genomic Health Inc.                                                          46,000         899,760 (a)
Martek Biosciences Corp.                                                     64,000       1,212,160 (a)
Myriad Genetics, Inc.                                                        58,600       1,529,460 (a)
PDL BioPharma, Inc.                                                          89,673         615,157
                                                                                          7,593,674

BUILDING PRODUCTS - 0.2%
Armstrong World Industries, Inc.                                             14,400         560,592 (a)
Quanex Building Products Corp.                                               30,300         514,191
                                                                                          1,074,783

CAPITAL MARKETS - 1.6%
Affiliated Managers Group Inc.                                               45,250       3,047,588 (a)
Epoch Holding Corp.                                                          45,300         473,385
GFI Group Inc.                                                              334,300       1,527,751
Raymond James Financial, Inc.                                               217,100       5,160,467
                                                                                         10,209,191

CHEMICALS - 2.4%
Arch Chemicals, Inc.                                                         98,750       3,049,400
Koppers Holdings Inc.                                                        90,000       2,739,600
NewMarket Corp.                                                              16,375       1,879,359
Sensient Technologies Corp.                                                 273,200       7,185,160
Stepan Co.                                                                   12,700         823,087
                                                                                         15,676,606

COMMERCIAL BANKS - 2.0%
Frost Bankers, Inc.                                                          89,300       4,465,000
Fulton Financial Corp.                                                      144,300       1,258,296
Sandy Spring Bancorp, Inc.                                                   45,444         403,997
Sterling Bancorp                                                             71,188         508,282
SVB Financial Group                                                          81,575       3,400,862 (a)
Westamerica Bancorporation                                                   53,700       2,973,369
                                                                                         13,009,806

COMMERCIAL SERVICES & SUPPLIES - 3.0%
ABM Industries Inc.                                                         189,000       3,904,740
Copart, Inc.                                                                 63,500       2,326,005 (a)
Healthcare Services Group, Inc.                                             147,200       3,158,912
Herman Miller, Inc.                                                          51,500         822,970
KAR Auction Services, Inc.                                                   43,600         601,244 (a)
Ritchie Bros Auctioneers Inc.                                                76,500       1,715,895
SYKES Enterprises, Inc.                                                      32,900         837,963 (a)
Waste Connections, Inc.                                                     166,000       5,534,440 (a)
                                                                                         18,902,169

COMMUNICATIONS EQUIPMENT - 1.3%
BigBand Networks, Inc.                                                      106,800         367,392 (a)
Cogo Group, Inc.                                                             91,226         672,336 (a)
CommScope, Inc.                                                             102,200       2,711,366 (a)
Comtech Telecommunications Corp.                                             14,081         493,539 (a)
Ixia                                                                         66,347         493,622 (a)
Loral Space & Communications, Inc.                                           21,800         689,098 (a)
Oplink Communications, Inc.                                                  38,800         635,932 (a)
PC-Tel Inc.                                                                 117,268         694,227 (a)
Plantronics Inc.                                                             24,300         631,314
Viasat, Inc.                                                                 38,758       1,231,729 (a)
                                                                                          8,620,555

COMPUTERS & PERIPHERALS - 0.2%
Cray Inc.                                                                    83,900         538,638 (a)
Super Micro Computer, Inc.                                                   43,634         485,210 (a)
                                                                                          1,023,848

CONSTRUCTION & ENGINEERING - 1.5%
Aecom Technology Corp.                                                       33,200         913,000 (a)
Chicago Bridge & Iron Company N.V.                                          155,150       3,137,133
Great Lakes Dredge & Dock Corp.                                             103,100         668,088

Michael Baker Corp.                                                          12,578         520,729 (a)
Quanta Services, Inc.                                                        49,500       1,031,580 (a)
URS Corp.                                                                    68,000       3,027,360 (a)
                                                                                          9,297,890

CONSUMER FINANCE - 0.3%
Ezcorp, Inc. (Class A)                                                       42,100         724,541 (a)
First Cash Financial Services, Inc.                                          29,200         647,948 (a)
Nelnet, Inc. (Class A)                                                       41,700         718,491
                                                                                          2,090,980

CONTAINERS & PACKAGING - 1.4%
AEP Industries, Inc.                                                         16,601         635,486 (a)
Aptargroup, Inc.                                                            115,000       4,110,100
Packaging Corporation of America                                            135,300       3,113,253
Rock-Tenn Co. (Class A)                                                      15,900         801,519
                                                                                          8,660,358

DISTRIBUTORS - 0.9%
LKQ Corp.                                                                   295,300       5,784,927 (a)

DIVERSIFIED CONSUMER SERVICES - 2.1%
American Public Education, Inc.                                              51,000       1,752,360 (a)
Brink's Home Security Holdings, Inc.                                         69,625       2,272,560 (a)
K12, Inc.                                                                   128,600       2,606,722 (a)
Lincoln Educational Services Corp.                                           41,800         905,806 (a)
Matthews International Corp. (Class A)                                      121,700       4,311,831
Spectrum Group International Inc.                                            70,569         131,964 (a)
Stewart Enterprises, Inc. (Class A)                                         224,600       1,156,690
Universal Technical Institute, Inc.                                          16,500         333,300 (a)
                                                                                         13,471,233

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Alaska Communications Systems Group Inc.                                     53,399         426,124
tw telecom inc. (Class A)                                                    39,100         670,174 (a)
                                                                                          1,096,298

ELECTRIC UTILITIES - 0.7%
IDACORP, Inc.                                                               145,300       4,642,335

ELECTRICAL EQUIPMENT - 0.9%
Baldor Electric Co.                                                          77,500       2,176,975
Brady Corp. (Class A)                                                        48,400       1,452,484
Powell Industries, Inc.                                                      14,700         463,491 (a)
SunPower Corp. (Class A)                                                     16,700         395,456 (a)
Woodward Governor Co.                                                        52,100       1,342,617
                                                                                          5,831,023

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.6%
Benchmark Electronics, Inc.                                                  73,066       1,381,678 (a)
CPI International, Inc.                                                      50,987         675,068 (a)
FARO Technologies, Inc.                                                      53,600       1,149,184 (a)
Methode Electronics, Inc.                                                    54,200         470,456
National Instruments Corp.                                                  102,000       3,003,900
Newport Corp.                                                               202,600       1,861,894 (a)
Park Electrochemical Corp.                                                   26,400         729,696
Trimble Navigation Ltd.                                                      38,000         957,600 (a)
                                                                                         10,229,476

ENERGY EQUIPMENT & SERVICES - 2.6%
Cal Dive International, Inc.                                                 59,900         452,844 (a)
Dril-Quip, Inc.                                                             116,300       6,568,624 (a)
Geokinetics Inc.                                                             27,500         264,550 (a)
Gulf Island Fabrication, Inc.                                                17,900         376,437
Oil States International, Inc.                                              125,000       4,911,250 (a)
Pioneer Drilling Co.                                                        137,788       1,088,525 (a)
Superior Energy Services, Inc.                                              135,000       3,279,150 (a)
                                                                                         16,941,380

FOOD & STAPLES RETAILING - 0.8%
Ruddick Corp.                                                               122,000       3,139,060
Spartan Stores, Inc.                                                         82,900       1,184,641
Weis Markets, Inc.                                                           15,500         563,580
                                                                                          4,887,281

FOOD PRODUCTS - 3.3%
Darling International Inc,                                                  407,650       3,416,107 (a)
Del Monte Foods Co.                                                         451,400       5,118,876
Flowers Foods, Inc.                                                          64,000       1,520,640
J&J Snack Foods Corp.                                                        14,800         591,408
Lancaster Colony Corp.                                                       10,100         501,970
Lance, Inc.                                                                  82,000       2,156,600
Ralcorp Holdings, Inc.                                                        8,600         513,506 (a)
Smart Balance, Inc.                                                         217,000       1,302,000 (a)
Smithfield Foods, Inc.                                                      239,073       3,631,519 (a)
The Hain Celestial Group, Inc.                                              153,500       2,611,035 (a)
                                                                                         21,363,661

HEALTHCARE EQUIPMENT & SUPPLIES - 5.0%
Align Technology Inc.                                                        57,600       1,026,432 (a)
American Medical Systems Holdings, Inc.                                     188,600       3,638,094 (a)
ev3, Inc.                                                                    89,500       1,193,930 (a)
Gen-Probe Inc.                                                               51,000       2,187,900 (a)
Haemonetics Corp.                                                            16,413         905,177 (a)
Immucor, Inc.                                                               105,000       2,125,200 (a)
Integra LifeSciences Holdings Corp.                                          76,500       2,813,670 (a)
Masimo Corp.                                                                 76,500       2,327,130 (a)
Medical Action Industries, Inc.                                             228,200       3,664,892 (a)
Meridian Bioscience, Inc.                                                    89,500       1,928,725
Merit Medical Systems, Inc.                                                  31,200         601,848 (a)
Natus Medical Inc.                                                           42,400         627,096 (a)
NuVasive, Inc.                                                               38,500       1,231,230 (a)
SonoSite, Inc.                                                               51,000       1,205,130 (a)
SurModics, Inc.                                                              38,500         872,410 (a)
Teleflex Inc.                                                                38,500       2,074,765
West Pharmaceutical Services, Inc.                                           76,500       2,998,800
Zoll Medical Corp.                                                            9,500         253,840 (a)
                                                                                         31,676,269

HEALTHCARE PROVIDERS & SERVICES - 6.5%
Amedisys, Inc.                                                               27,659       1,343,121 (a)
AMN Healthcare Services, Inc.                                                44,926         407,030 (a)
Bio-Reference Laboratories, Inc.                                            108,900       4,267,791 (a)
Continucare Corp.                                                           175,000         764,750 (a)
Corvel Corp.                                                                  6,205         208,116 (a)
Emergency Medical Services Corp. (Class A)                                   14,000         758,100 (a)

Genoptix, Inc.                                                               14,300         508,079 (a)
Gentiva Health Services, Inc.                                                27,300         737,373 (a)
Healthways, Inc.                                                            120,974       2,218,663 (a)
HMS Holdings Corp.                                                          145,400       7,079,526 (a)
inVentiv Health, Inc.                                                       127,300       2,058,441 (a)
IPC The Hospitalist Company, Inc.                                            25,600         851,200 (a)
Mednax, Inc.                                                                121,400       7,297,354 (a)
Molina Healthcare, Inc.                                                     157,700       3,606,599 (a)
National Healthcare Corp.                                                     8,271         298,666
Owens & Minor, Inc.                                                         113,200       4,859,676
RehabCare Group, Inc.                                                        22,700         690,761 (a)
Sun Healthcare Group, Inc.                                                  210,872       1,933,696 (a)
VCA Antech, Inc.                                                             76,500       1,906,380 (a)
                                                                                         41,795,322

HEALTHCARE TECHNOLOGY - 0.8%
athenahealth, Inc.                                                           30,600       1,384,344 (a)
Computer Programs & Systems, Inc.                                            22,000       1,013,100
Eclipsys Corp.                                                               32,756         606,641 (a)
MedAssets, Inc.                                                             102,000       2,163,420 (a)
SXC Health Solutions Corp.                                                    1,200          64,740 (a)
                                                                                          5,232,245

HOTELS RESTAURANTS & LEISURE - 1.2%
Arby's Group, Inc.                                                          275,600       1,292,564
Bally Technologies, Inc.                                                     14,200         586,318 (a)
Cracker Barrel Old Country Store, Inc.                                       88,900       3,377,311
Denny's Corp.                                                               420,351         920,569 (a)
Panera Bread Co. (Class A)                                                   12,800         857,216 (a)
Shuffle Master, Inc.                                                        117,900         971,496 (a)
                                                                                          8,005,474

HOUSEHOLD DURABLES - 0.9%
Jarden Corp.                                                                194,600       6,015,086 (a)

HOUSEHOLD PRODUCTS - 0.3%
WD-40 Co.                                                                    57,900       1,873,644

INSURANCE - 3.7%
Alleghany Corp.                                                               8,200       2,263,200 (a)
Allied World Assurance Company Holdings Ltd.                                 66,500       3,063,655
Argo Group International Holdings Ltd.                                       76,500       2,229,210 (a)
Arthur J Gallagher & Co.                                                     76,500       1,722,015
Brown & Brown, Inc.                                                          94,000       1,689,180
First Mercury Financial Corp.                                               129,600       1,776,816 (a)
HCC Insurance Holdings, Inc.                                                240,500       6,726,785
National Interstate Corp.                                                    53,700         910,752
Navigators Group, Inc.                                                       64,000       3,015,040 (a)
Tower Group, Inc.                                                            16,200         379,242
                                                                                         23,775,895

INTERNET & CATALOG RETAIL - 0.3%
priceline.com Inc.                                                            8,200       1,791,700 (a)

INTERNET SOFTWARE & SERVICES - 0.7%
Art Technology Group, Inc.                                                  109,500         493,845 (a)
comScore, Inc.                                                               76,500       1,342,575 (a)

Constant Contact, Inc.                                                       81,500       1,304,000 (a)
NIC Inc.                                                                    115,000       1,051,100
Vocus, Inc.                                                                  25,500         459,000 (a)
                                                                                          4,650,520

IT SERVICES - 2.5%
CACI International Inc. (Class A)                                            13,700         669,245 (a)
CSG Systems International, Inc.                                              20,166         384,969 (a)
Global Cash Access Holdings, Inc.                                           348,600       2,611,014 (a)
iGate Corp.                                                                 138,858       1,388,580
NeuStar, Inc. (Class A)                                                      89,200       2,055,168 (a)
RightNow Technologies, Inc.                                                  65,500       1,137,735 (a)
Sapient Corp.                                                               103,778         858,244 (a)
SRA International Inc. (Class A)                                             60,200       1,149,820 (a)
TeleTech Holdings Inc.                                                       36,900         739,107 (a)
VeriFone Holdings, Inc.                                                     146,700       2,402,946 (a)
Virtusa Corp.                                                                90,328         818,372 (a)
Wright Express Corp.                                                         51,000       1,624,860 (a)
                                                                                         15,840,060

LEISURE EQUIPMENT & PRODUCTS - 0.5%
Polaris Industries, Inc.                                                     66,750       2,912,302

LIFE SCIENCES TOOLS & SERVICES - 3.1%
Accelrys, Inc.                                                              122,500         701,925 (a)
Affymetrix Inc.                                                              65,700         383,688 (a)
Bio-Rad Laboratories, Inc  (Class A)                                         36,000       3,472,560 (a)
Bruker Corp.                                                                310,218       3,741,229 (a)
Cambrex Corp.                                                                55,584         310,159 (a)
Dionex Corp.                                                                 22,000       1,625,140 (a)
ICON PLC ADR                                                                175,500       3,813,615 (a)
Luminex Corp.                                                               127,500       1,903,575 (a)
Mettler-Toledo International, Inc.                                           12,500       1,312,375 (a)
Techne Corp.                                                                 33,000       2,262,480
                                                                                         19,526,746

MACHINERY - 5.8%
AGCO Corp.                                                                   99,650       3,222,681 (a)
Cascade Corp.                                                                89,525       2,461,042
Chart Industries, Inc.                                                       32,885         544,247 (a)
CLARCOR, Inc.                                                               115,000       3,730,600
Flowserve Corp.                                                              17,650       1,668,455
Graham Corp.                                                                 36,900         763,830
Harsco Corp.                                                                 64,700       2,085,281
IDEX Corp.                                                                  153,000       4,765,950
Kaydon Corp.                                                                 63,500       2,270,760
Middleby Corp.                                                               41,300       2,024,526 (a)
Mueller Industries, Inc.                                                     57,500       1,428,300
Nordson Corp.                                                                48,400       2,961,112
RBC Bearings Inc.                                                            64,000       1,557,120 (a)
Tennant Co.                                                                  21,800         570,942
Timken Co.                                                                   83,700       1,984,527
Trinity Industries, Inc.                                                    171,975       2,999,244
Wabtec Corp.                                                                 51,000       2,082,840
                                                                                         37,121,457

MEDIA - 3.4%
Arbitron, Inc.                                                              171,700       4,021,214
Interactive Data Corp.                                                      297,200       7,519,160
John Wiley & Sons, Inc. (Class A)                                           175,300       7,341,564
Morningstar, Inc.                                                            64,500       3,117,930 (a)
                                                                                         21,999,868

METALS & MINING - 1.1%
Commercial Metals Co.                                                       158,100       2,474,265
Compass Minerals International, Inc.                                         65,400       4,394,226
                                                                                          6,868,491

MULTI-UTILITIES - 0.5%
OGE Energy Corp.                                                             80,550       2,971,489

OFFICE ELECTRONICS - 0.3%
Zebra Technologies Corp. (Class A)                                           65,100       1,846,236 (a)

OIL, GAS & CONSUMABLE FUELS - 2.3%
Comstock Resources, Inc.                                                     38,500       1,561,945 (a)
CVR Energy, Inc.                                                             65,980         452,623 (a)
Goodrich Petroleum Corp.                                                     51,000       1,241,850 (a)
James River Coal Co.                                                        110,300       2,043,859 (a)
Resolute Energy Corp.                                                        51,000         587,520 (a)
SandRidge Energy, Inc.                                                      178,000       1,678,540 (a)
Ship Finance International Ltd.                                              39,700         541,111
St Mary Land & Exploration Co.                                              146,800       5,026,432
Whiting Petroleum Corp.                                                      25,500       1,821,975 (a)
                                                                                         14,955,855

PERSONAL PRODUCTS - 2.2%
Alberto-Culver Co.                                                          178,500       5,228,265
Bare Escentuals, Inc.                                                       128,000       1,565,440 (a)
Chattem, Inc.                                                                77,800       7,258,740 (a)
                                                                                         14,052,445

PHARMACEUTICALS - 0.3%
Caraco Pharmaceutical Laboratories Ltd.                                     108,700         656,548 (a)
Questcor Pharmaceuticals, Inc.                                               99,700         473,575 (a)
Viropharma Inc.                                                              95,900         804,601 (a)
                                                                                          1,934,724

PROFESSIONAL SERVICES - 0.8%
Administaff, Inc.                                                            51,000       1,203,090
CoStar Group, Inc.                                                           51,000       2,130,270 (a)
HIS, Inc. (Class A)                                                          25,500       1,397,655 (a)
Resources Connection, Inc.                                                    7,000         148,540 (a)
Watson Wyatt Worldwide, Inc. (Class A)                                       10,500         498,960
                                                                                          5,378,515

REAL ESTATE INVESTMENT TRUSTS (REIT'S) - 2.9%
BioMed Realty Trust, Inc. (REIT)                                            300,300       4,738,734
Digital Realty Trust, Inc. (REIT)                                            82,900       4,168,212
Healthcare Realty Trust Inc. (REIT)                                         179,000       3,841,340
Omega Healthcare Investors, Inc. (REIT)                                     283,400       5,512,130
                                                                                         18,260,416

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
FirstService Corp.                                                           56,700       1,084,104 (a)

ROAD & RAIL - 1.9%
Genesee & Wyoming Inc. (Class A)                                            190,300       6,211,392 (a)
Landstar System, Inc.                                                        76,500       2,965,905
Old Dominion Freight Line, Inc.                                             105,200       3,229,640 (a)
                                                                                         12,406,937

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
Applied Micro Circuits Corp.                                                 70,800         528,876 (a)
Cabot Microelectronics Corp.                                                 16,300         537,248 (a)
Ceva, Inc.                                                                   43,370         557,738 (a)
FEI Co.                                                                      64,000       1,495,040 (a)
IXYS Corp.                                                                   59,824         443,894
Kopin Corp.                                                                 139,700         583,946 (a)
Microsemi Corp.                                                             204,100       3,622,775 (a)
Rudolph Technologies, Inc.                                                  299,008       2,009,334 (a)
Semtech Corp.                                                               178,700       3,039,687 (a)
Standard Microsystems Corp.                                                  22,500         467,550 (a)
Tessera Technologies, Inc.                                                   19,300         449,111 (a)
Varian Semiconductor Equipment Associates, Inc.                              52,200       1,872,936 (a)
Zoran Corp.                                                                  50,000         552,500 (a)
                                                                                         16,160,635

SOFTWARE - 6.3%
ACI Worldwide, Inc.                                                          53,200         912,380 (a)
Actuate Corp.                                                               147,300         630,444 (a)
ArcSight, Inc.                                                               17,800         455,324 (a)
Ariba, Inc.                                                                 192,000       2,403,840 (a)
AsiaInfo Holdings, Inc.                                                      36,400       1,109,108 (a)
Blackbaud, Inc.                                                             209,200       4,943,396
Blackboard Inc.                                                              64,000       2,904,960 (a)
Bottomline Technologies, Inc.                                                25,500         448,035 (a)
Concur Technologies, Inc.                                                    29,700       1,269,675 (a)
Ebix, Inc.                                                                   33,000       1,611,390 (a)
Interactive Intelligence, Inc.                                               69,200       1,276,048 (a)
Jack Henry & Associates, Inc.                                                76,500       1,768,680
Micros Systems Inc.                                                         150,200       4,660,706 (a)
NetSuite, Inc.                                                               64,000       1,022,720 (a)
Parametric Technology Corp.                                                 297,300       4,857,882 (a)
Pegasystems Inc.                                                             41,400       1,407,600
QAD Inc.                                                                     79,300         484,523
Quest Software, Inc.                                                         36,200         666,080 (a)
S1 Corp.                                                                     72,000         469,440 (a)
Solera Holdings, Inc.                                                        99,200       3,572,192 (a)
Sourcefire, Inc.                                                              7,500         200,625 (a)
Symyx Technologies                                                          131,400         722,700 (a)
Ultimate Software Group, Inc.                                                76,500       2,246,805 (a)
                                                                                         40,044,553

SPECIALTY RETAIL - 3.5%
Aaron Rents, Inc. (Class B)                                                 185,100       5,132,823
Aeropostale, Inc.                                                           106,000       3,609,300 (a)
American Eagle Outfitters, Inc.                                              95,700       1,624,986

Jo-Ann Stores, Inc.                                                          68,700       2,489,688 (a)
JOS A Bank Clothiers, Inc.                                                   14,800         624,412 (a)
Systemax Inc.                                                                35,761         561,805 (a)
The Buckle, Inc.                                                            141,700       4,148,976
The Men's Wearhouse, Inc.                                                    16,500         347,490
Tractor Supply Co.                                                           58,700       3,108,752 (a)
Ulta Salon, Cosmetics & Fragrance, Inc.                                      49,100         891,656 (a)
                                                                                         22,539,888

TEXTILES APPAREL & LUXURY GOODS - 1.5%
Columbia Sportswear Co.                                                      66,275       2,587,376
Deckers Outdoor Corp.                                                        29,059       2,955,881 (a)
Fossil, Inc.                                                                 25,600         859,136 (a)
Maidenform Brands, Inc.                                                      42,000         700,980 (a)
Steven Madden Ltd.                                                           16,300         672,212 (a)
The Timberland Co. (Class A)                                                 37,500         672,375 (a)
True Religion Apparel, Inc.                                                  17,500         323,575 (a)
Wolverine World Wide Inc.                                                    24,400         664,168
                                                                                          9,435,703

TRADING COMPANIES & DISTRIBUTORS - 0.2%
Applied Industrial Technologies, Inc.                                        49,500       1,092,465

TOTAL COMMON STOCK                                                                      585,542,201
   (COST $582,866,226)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                                          78,747 (k)
   (COST $103,615)

TOTAL INVESTMENTS IN SECURITIES                                                         585,620,948
   (COST $582,969,841)

SHORT-TERM INVESTMENTS - 8.5%

GE Money Market Fund Institutional Class
   0.01%                                                                                 54,267,285 (d,n)
   (COST $54,267,285)

TOTAL INVESTMENTS                                                                       639,888,233
   (COST $637,237,127)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1)%                                        (655,798)
                                                                                      -------------
NET ASSETS  - 100.0%                                                                  $ 639,232,435
                                                                                      =============

OTHER INFORMATION

The GE Institutional Small-Cap Equity Fund had the following long future contract open at December 31, 2009 (unaudited):

                                                                                                   UNREALIZED
                                                       EXPIRATION   NUMBER OF     CURRENT        APPRECIATION/
                    DESCRIPTION                           DATE      CONTRACTS   NOTIONAL VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Russell 2000 Mini Index Futures                        March 2010       223       $13,912,970       $328,943

         NOTES TO SCHEDULES OF INVESTMENTS December 31, 2009 (unaudited)
--------------------------------------------------------------------------------

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities amounted to $16,106,665: $41,655,310 and $999,615 or 2.66%, 11.55% and 4.45% of the net
     assets of the GE Institutional Strategic Investment Fund, GE Institutional Income Fund and GE Institutional Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At December 31, 2009, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at December 31, 2009.

(j)  Step coupon bond. Security becomes interest bearing at a future date.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund.

(l) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment advisor.

(m) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent

(n) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Funds-GE Money Market Fund.

(o) Illiquid Securities. At December 31, 2009, these securities amounted to $155,856 and $1,122,106 or 0.03% and 0.31% of net assets for the GE
     Institutional Strategic Investment Fund and GE Institutional Income Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(p) Sponsored by Barclay's Global Investors, an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(r)  Securities in default.

(s) Managed by SSgA Funds Management, Inc., the S&P 500 Index Fund's sub-adviser.

*    Less than 0.1%

**   Amount is less than $ 0.01.

+    Percentages are based on net assets as of December 31, 2009.

Abbreviations:

ADR      American Depository Receipt

GDR      Global Depository Receipt

NVDR     Non-Voting Depository Receipt

REGD.    Registered

REIT     Real Estate Investment Trust

REMIC    Real Estate Mortgage Investment Conduit

SPDR     Standard and Poor's Depository Receipt

STRIPS   Separate Trading of Registered Interest and Principal of Security

TBA      To be announced



SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.



Fair Value Disclosure

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2) quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

GE Institutional U.S. Equity Fund
                                                            Level 1           Level 2         Level 3          Total
                                                       --------------------------------------------------------------------
Investments in                                              $448,738,590       $    78,463      $      -      $448,817,053
Securities
Other Financial                                             $      2,564       $         -      $      -      $      2,564
Instruments

GE Institutional S&P 500 Index
Fund
                                                            Level 1           Level 2         Level 3          Total
                                                       --------------------------------------------------------------------
Investments in                                              $ 38,425,516       $   104,339      $      -      $ 38,529,854
Securities
Other Financial                                             $     10,091       $        -       $      -      $     10,091
Instruments

GE Institutional Core Value
Equity Fund
                                                            Level 1           Level 2         Level 3          Total
                                                       --------------------------------------------------------------------
Investments in                                             $ 133,036,602       $    21,067      $      -     $ 133,057,669
Securities
Other Financial                                            $     (7,165)       $        -       $      -     $     (7,165)
Instruments

GE Institutional Small-Cap
Equity Fund
                                                            Level 1           Level 2         Level 3          Total
                                                       --------------------------------------------------------------------
Investments in                                             $ 639,809,486       $    78,747      $      -      $ 639,888,233
Securities
Other Financial                                            $     328,943       $        -       $      -      $     328,943
Instruments

GE Institutional International
Equity Fund
                                                            Level 1           Level 2         Level 3          Total
                                                       --------------------------------------------------------------------
Investments in                                             $ 272,643,800       $2,442,681,160   $      -      $2,715,324,960
Securities
Other Financial                                            $     482,541       $         -      $      -      $      482,541
Instruments

GE Institutional Premier Growth
Equity Fund
                                                            Level 1           Level 2         Level 3          Total
                                                       --------------------------------------------------------------------
Investments in                                             $ 258,149,845       $   151,094      $      -      $ 258,300,939
Securities
Other Financial                                            $    (10,288)       $        -       $      -      $    (10,288)
Instruments

GE Institutional Money market
fund
                                                            Level 1           Level 2         Level 3          Total
                                                       --------------------------------------------------------------------
Investments in                                             $          -        $  22,677,227    $      -      $  22,677,227
Securities
Other Financial                                            $          -        $        -       $      -      $          -
Instruments

GE Institutional Strategic
Investment Fund
                                                            Level 1           Level 2         Level 3          Total
                                                       --------------------------------------------------------------------
Investments in                                             $ 330,203,552      $ 273,188,841     $ 6,111,904   $ 609,504,297
Securities
Other Financial                                            $     902,157      $         -       $      -      $     902,157
Instruments

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                                            investments                   other financial
                                                                           in securities                    instruments
                                                                         ------------------              ------------------
Balance at                                                                      $ 934,583                      $        -
9/30/08
          Accrued                                                                 (4,110)                               -
discounts/premiums
          Realized                                                               (399,519)                               -
gain (loss)
          Change in unrealized                                                    333,275                               -
appreciation (depreciation)
          Net                                                                    5,728,693                               -
purchases (sales)
          Net transfers in and                                                   (481,018)                               -
out of Level 3
                                                                         --------------------------------------------------
Balance at 12/31/09                                                             $ 6,111,904                      $        -
Change in unrealized loss relating to
securities still
  held at 12/31/09                                                            $   (38,582,942)

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

GE Institutional
Income Fund
                                                            Level 1           Level 2         Level 3          Total
                                                       --------------------------------------------------------------------
Investments in                                             $  61,365,384      $313,140,964    $13,866,725      $388,373,073
Securities
Other Financial                                            $     128,135      $        -      $      -         $    128,135
Instruments

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


                                                                            investments                   other financial
                                                                           in securities                    instruments
                                                                         ------------------              ------------------
Balance at                                                                  $  11,324,955                      $        -
9/30/08
          Accrued discounts/premiums                                              250,308                              -
          Realized gain (loss)                                                 (2,910,069)                              -
          Change in unrealized appreciation (depreciation)                       3,426,644                              -
          Net purchases (sales)                                                  3,546,330                              -
          Net transfers in and out of Level 3                                  (1,771,443)                              -
                                                                         ------------------------------------------------
Balance at 12/31/09                                                           $  13,866,725                      $       -
Change in unrealized loss relating to
securities still
  held at 12/31/09                                                            $  (1,398,048)

Transfers in and out of Level 3 are considered to occur at the beginning of the period.



Derivatives Disclosure.


The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an intitial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund.
Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Show below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

Derivatives not               Asset Derivatives December 31,2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Institutional International Equity
Equity Contracts	  Receivables, Net    755,770        482,541*
			  Assets - Unrealized
 				  Appreciation

Derivatives not               Asset Derivatives December 31,2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Institutional Premier Growth Equity
Equity Contracts          Receivables, Net    2,600         (10,288)*
			  Assets - Unrealized
 				  Appreciation


Derivatives not               Liability Derivatives December 31, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Institutional U.S. Equity
Equity Contracts	  payables, Net    (1,150)              2564*
			  Assets - Unrealized
			  Appreciation


Derivatives not               Asset Derivatives December 31,2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Institutional Core Value Equity
Equity Contracts	  Receivables, Net    1,250           (7,165)*
			  Assets - Unrealized
			  Appreciation


GE Institutional S&P 500 Index
Equity Contracts	  Receivables, Net    750             10,091*
			  Assets - Unrealized
			  Appreciation


Derivatives not               Asset Derivatives December 31,2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Institutional Income
Interest Rate Contracts	  Receivables, Net    24,900,000      (83,519)*
			  Assets - Unrealized
			  Appreciation

Derivatives not               Liability Derivatives December 31, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Institutional Income
Interest Rate Contracts	  payables, Net    (16,000,000)        211,654*
			  Assets - Unrealized
			  Appreciation

Derivatives not               Asset Derivatives December 31,2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Institutional Small-Cap Value Equity
Equity Contracts	  Receivables, Net    22,300           328,943*
			  Assets - Unrealized
			  Appreciation


GE Institutional Strategic Investment
Equity Contracts	  Receivables, Net    49,300           733,141*
			  Assets - Unrealized
			  Appreciation


Interest Rate Contracts	  Receivables, Net    8,500,000        (35,143)*
			  Assets - Unrealized
			  Appreciation


Derivatives not               Liability Derivatives December 31, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Institutional Strategic Investment
Equity Contracts	  payables, Net       (10,130)         (14,465)*
			  Assets - Unrealized
			  Appreciation


Interest Rate Contracts	  payables, Net  (8,000,000)         (218,624)*
			  Assets - Unrealized
			  Appreciation




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls orin other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  March 01, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  March 01, 2010


By:   /S/EUNICE TSANG
      EUNICE TSANG
      Treasurer, GE Institutional Funds


Date:  March 01, 2010